UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09477

Voya Variable Insurance Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2019 to June 30, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2019

Voya Investors Trust
■ VY®	BlackRock Inflation Protected Bond Portfolio
Classes ADV, I and S

Voya Variable Insurance Trust
■ VY®	Goldman Sachs Bond Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-800-283-3427. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Form N-Q or Form N-PORT is available on the SEC’s website at www.sec.gov. The Portfolios’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Staying the Course for the Long Term

Dear Shareholder,

The S&P 500® Index turned in an impressive year-to-date (“YTD”) return of 18.54%; despite the trade/tariff impasse and concerns about global economic slowdown, both U.S. and international markets notched positive YTD returns. Bonds also posted solid YTD returns as the U.S. Federal Reserve Board (“Fed”) called time out from its program of interest rate hikes and hinted at the prospect of rate cuts.

May’s sharp sell-off in stocks was swiftly countered by a rally in June that helped drive global equity markets to their best first half-year performance in over two decades — yet another example of the resilience the markets and economy have displayed throughout this expansion, now the longest on record. Our view continues to be that global economic expansion will persist through 2019 and into 2020. Though there has been some softness in recent U.S. economic data, the Fed seems to be cognizant of the risks facing the economy and we believe it will provide the support necessary to prolong the cycle.

The downturn in May, followed quickly by the June rally, reminds us that volatility is an ever-present factor in the financial markets, with a penchant for appearing unannounced. Predicting downturns, with the intention of avoiding losses, is thus a futile endeavor. Seeking to avoid a loss, for example, by pulling back from equities, might expose investors to the risk of missing the next potential period of gain.

Remember that investing is for the long haul, and it’s usually inadvisable to abandon one’s long-term strategy for a short-term opportunity. We believe investors should stay focused on their long-term goals and not try to time market downturns or upturns. Only if those long-term goals change should one consider making changes to the investment strategy, and then only after thorough discussion with an investment advisor.

Voya seeks to remain a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 29, 2019

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2019

Many investors must have greeted the new year with trepidation. Global equities, in the form of the MSCI World IndexSM (the “Index”), measured in local currencies, including net reinvested dividends, had fallen 7.38% in 2018, after a 13.14% slump in the fourth quarter. Markets were increasingly unnerved by an intensifying economic slowdown outside of the U.S., exacerbating existing concerns about a potential trade war between the U.S. and China. (The Index returned 16.98% for the six-months ended June 30, 2019, measured in U.S. dollars.)

Furthermore, the Federal Open Market Committee (“FOMC”) still seemed intent on raising interest rates, despite no apparent inflationary threat. In December, the FOMC raised rates for the fourth time in 2018, from 2.25% to 2.50%. Chairman Powell signaled two more increases in 2019, instead of a hoped-for pause. Markets now had a potential policy mistake to worry about, in addition to everything else.

Yet the equity investor who found this all too much and sold out near year-end would have missed a rebound as intense as it was unexpected. By the end of June, the Index was up 16.69% in 2019.

Two main factors drove the recovery. Firstly, Powell changed his tune and said repeatedly that the FOMC would be “patient” as the economic data evolved. Secondly, on trade, the view emerged that, as far apart as the U.S. and China were on key issues, both were motivated to find some face-saving “deal”.

On perceived slowing global growth, there was little relief from most of the incoming data.

In continental Europe, the euro zone’s annual growth in gross domestic product (“GDP”) in the first quarter of 2019 was just 1.2%. The European Central Bank (“ECB”) forecast slightly less for 2019 as a whole. In the UK, Prime Minister May’s proposed Brexit deal was repeatedly defeated in parliament and she finally resigned on June 7 with no deal in sight.

In Japan, the economy grew at 2.1% annualized in the first quarter. But it relied on a statistical quirk as imports fell sharply, indicating weakening demand.

China’s GDP grew at 6.6% in 2018 over 2017, the smallest advance in 28 years. The official target for 2019 was lowered to 6.0% from 6.5%. Manufacturing activity was contracting, while retail sales were growing at the slowest pace in 16 years.

In the U.S., after annualized GDP growth at 2.2% in the fourth quarter of 2018, first quarter growth surprised to the upside at 3.1%, although it was flattered by volatile inventory and trade elements. The employment situation remained strong, with the unemployment rate down to 3.6%. But more forward-looking indicators like purchasing managers’ indices were showing signs of weakness.

Notwithstanding the tepid-to-mixed picture painted above, the path of least resistance for the Index still seemed upwards. This all changed in early May when the President tweeted his intention to raise the existing 10% tariff on some $200 billion of imported Chinese goods to 25%. The remaining $325 billion were now in the crosshairs. Trade negotiations with China had evidently broken down. On May 20, he blacklisted Chinese technology giant Huawei from buying hardware and software from U.S. companies, and on the 31st, unexpectedly threatened tariffs on Mexican goods for reasons related to illegal immigration. The Index fell 5.70% in May.

It was central banks to the rescue in June. On June 19, the FOMC left rates unchanged, but markets listened to Powell’s comments and heard him signal a cut in July. The previous day ECB President Draghi promised more stimulus if the economic outlook failed to improve, and on the 20th Bank of Japan governor Kuroda said much the same thing, sending the Index to a new all-time high. Plans for tariffs on Mexican imports had by now been “indefinitely suspended”. Investors were then left to cheer a truce in the U.S./China trade conflict, agreed between the two Presidents on June 29.

In U.S. fixed income markets, the Treasury yield curve mostly fell and flattened over the period. It partially inverted in March, with the yield on the three-month bill greater than the yield on the ten-year note for the first time since 2007. Some commentators believe this portends economic weakness, as it implies declining short-term rates. For the half-year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 6.11%.

U.S. equities, represented by the S&P 500® Index including dividends, rose 18.54%, ending fractionally below the record set on June 20. The forward price-earnings ratio of the S&P 500® Index stood at 16.6, just above the five-year average (16.5), but well above the 10-year average (14.8). Technology was the top performer, soaring 27.13%, led by Microsoft and Apple. Health care, a defensive sector subject to periodic scares over government interference, was the weakest, up 8.07%.

In currencies, the dollar edged up 0.93% against the euro and 0.45% against the pound, but slipped 1.70% against the yen. The dollar was on a rising trend against most currencies, but stalled at the increasingly likely prospect of falling interest rates.

In international markets, the MSCI Japan® Index rose just 5.81% in the half-year, reflecting Japan’s own vulnerability to a trade war and the resilient yen, despite a supportive central bank. The MSCI Europe ex UK® Index added 17.22%. However, this concealed wide differences, with auto companies vulnerable to trade frictions and banks to low interest rates, both lagging, while industrials led the way. The MSCI UK® Index rose 12.98%. As usual, a few heavily weighted constituents influenced the result. Thus, top weight HSBC returned just above 5%, while telecoms giant Vodafone and miner Glencore lost money.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.

Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Portfolio’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2019*
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV	$1,000.00	$1,055.90	1.16%	$5.91	$1,000.00	$1,019.04	1.16%	$5.81
Class I	1,000.00	1,059.10	0.56	2.86	1,000.00	1,022.02	0.56	2.81
Class S	1,000.00	1,058.30	0.81	4.13	1,000.00	1,020.78	0.81	4.06
VY® Goldman Sachs Bond Portfolio
	$1,000.00	$1,073.00	0.58%	$2.98	$1,000.00	$1,021.92	0.58%	$2.91

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2019 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
ASSETS:
Investments in securities at fair value*	$281,060,198	$172,197,485
Short-term investments at fair value**	167,792	37,122,829
Cash collateral for futures	—	797,032
Cash pledged for centrally cleared swaps (Note 2)	2,220,490	1,255,438
Cash pledged as collateral for OTC derivatives (Note 2)	10,000	90,000
Foreign currencies at value***	604,842	81,209
Receivables:
Investment securities sold	2,752,308	2,003,989
Investment securities sold on a delayed-delivery or when-issued basis	—	4,150,625
Fund shares sold	20,932	1,559,801
Dividends	711	31,556
Interest	1,372,291	1,032,462
Unrealized appreciation on forward foreign currency contracts	64,600	739,306
Upfront payments paid on OTC swap agreements	—	20,853
Unrealized appreciation on OTC swap agreements	1,527,940	—
Variation margin receivable on centrally cleared swaps	—	16,987
Reimbursement due from manager	—	23,674
Other assets	22,268	5,007
Total assets	289,824,372	221,128,253

LIABILITIES:
Payable for investment securities purchased	1,786,812	950,437
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	38,350,234
Payable for fund shares redeemed	52,141	26,254
Payable for foreign cash collateral for futures****	43,171	8,474
Unrealized depreciation on forward foreign currency contracts	483,347	596,353
Upfront payments received on OTC swap agreements	—	910
Unrealized depreciation on OTC swap agreements	—	150,700
Variation margin payable on centrally cleared swaps	25,909	—
Cash received as collateral for OTC derivatives (Note 2)	1,720,000	—
Payable for investment management fees	115,302	73,398
Payable for distribution and shareholder service fees	53,353	—
Payable to trustees under the deferred compensation plan (Note 6)	22,268	5,007
Payable for trustee fees	1,371	892
Payable for cash collateral for futures	9,607	—
Other accrued expenses and liabilities	70,081	263,696
Written options, at fair valueˆ	1,511,899	—
Total liabilities	5,895,261	40,426,355
NET ASSETS	$283,929,111	$180,701,898

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$358,554,055	$173,966,599
Total distributable earnings (loss)	(74,624,944)	6,735,299
NET ASSETS	$283,929,111	$180,701,898

* Cost of investments in securities	$271,343,667	$169,232,549
** Cost of short-term investments	$167,792	$37,111,159
*** Cost of foreign currencies	$601,073	$83,496
**** Cost of payable for foreign cash collateral for futures	$43,171	$8,474
ˆ Premiums received on written options	$1,430,824	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio
Class ADV
Net assets	$45,107,781	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	4,849,764	n/a
Net asset value and redemption price per share	$9.30	n/a

Class I
Net assets	$86,810,676	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	8,998,389	n/a
Net asset value and redemption price per share	$9.65	n/a

Class S
Net assets	$152,010,654	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	15,882,940	n/a
Net asset value and redemption price per share	$9.57	n/a

Portfolio(1)
Net assets	n/a	$180,701,898
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	17,316,221
Net asset value and redemption price per share	n/a	$10.44

(1)	Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2019 (UNAUDITED)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Goldman Sachs Bond Portfolio

INVESTMENT INCOME:
Dividends	$33,311	$214,149
Interest, net of foreign taxes withheld*	3,686,224	2,942,126
Securities lending income, net	—	1,106
Total investment income	3,719,535	3,157,381

EXPENSES:
Investment management fees	729,128	442,156
Distribution and shareholder service fees:
Class ADV	132,663	—
Class S	190,391	—
Transfer agent fees	208	487
Shareholder reporting expense	7,240	5,792
Professional fees	25,702	40,725
Custody and accounting expense	36,200	159,280
Trustee fees	5,481	3,567
Miscellaneous expense	6,347	6,361
Interest expense	93	—
Total expenses	1,133,453	658,368
Waived and reimbursed fees	(54,363)	(143,082)
Net expenses	1,079,090	515,286
Net investment income	2,640,445	2,642,095

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	532,486	635,721
Forward foreign currency contracts	704,079	69,613
Foreign currency related transactions	(32,588)	1,720
Futures	(223,769)	2,351,558
Swaps	(290,833)	622,694
Written options	(171,794)	—
Net realized gain	517,581	3,681,306
Net change in unrealized appreciation (depreciation) on:
Investments	13,605,029	5,726,261
Forward foreign currency contracts	(421,171)	223,018
Foreign currency related transactions	3,486	9,142
Futures	(254,589)	374,038
Swaps	(803,742)	(85,341)
Written options	(24,703)	—
Sales commitments	—	63,264
Net change in unrealized appreciation (depreciation)	12,104,310	6,310,382
Net realized and unrealized gain	12,621,891	9,991,688
Increase in net assets resulting from operations	$15,262,336	$12,633,783

* Foreign taxes withheld	$135	$309

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® BlackRock Inflation Protected Bond Portfolio		VY® Goldman Sachs Bond Portfolio
	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
FROM OPERATIONS:
Net investment income	$2,640,445	$7,281,137	$2,642,095	$5,521,745
Net realized gain (loss)	517,581	(2,607,768)	3,681,306	(7,273,128)
Net change in unrealized appreciation (depreciation)	12,104,310	(12,801,084)	6,310,382	(1,982,360)
Increase (decrease) in net assets resulting from operations	15,262,336	(8,127,715)	12,633,783	(3,733,743)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):				(4,674,679)
Class ADV	(619,809)	(773,589)	—	—
Class I	(1,105,751)	(4,466,157)	—	—
Class S	(2,293,755)	(3,312,376)	—	—
Total distributions	(4,019,315)	(8,552,122)	—	(4,674,679)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	51,827,042	58,568,404	21,204,427	48,161,227
Reinvestment of distributions	4,019,315	8,552,121	—	4,674,679
	55,846,357	67,120,525	21,204,427	52,835,906
Cost of shares redeemed	(21,719,346)	(246,003,242)	(47,294,913)	(65,220,660)
Net increase (decrease) in net assets resulting from capital share transactions	34,127,011	(178,882,717)	(26,090,486)	(12,384,754)
Net increase (decrease) in net assets	45,370,032	(195,562,554)	(13,456,703)	(20,793,176)

NET ASSETS:
Beginning of year or period	238,559,079	434,121,633	194,158,601	214,951,777
End of year or period	$283,929,111	$238,559,079	$180,701,898	$194,158,601

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-19+	8.93	0.07	•	0.44	0.51	0.14	—	—	0.14	—	9.30	5.59	1.20	1.16	1.16	1.46	45,108	35
12-31-18	9.30	0.14		(0.36)	(0.22)	0.15	—	—	0.15	—	8.93	(2.39)	1.18	1.14	1.14	1.47	44,035	63
12-31-17	9.17	0.09		0.11	0.20	0.07	—	—	0.07	—	9.30	2.16	1.17	1.13	1.13	0.94	49,769	101
12-31-16	8.88	0.05		0.24	0.29	—	—	—	—	—	9.17	3.27	1.21	1.12	1.12	0.53	52,110	73
12-31-15	9.24	(0.05)		(0.22)	(0.27)	0.09	—	0.00 *	0.09	—	8.88	(2.89)	1.30	1.11	1.11	(0.52)	54,750	470
12-31-14	9.15	0.05		0.15	0.20	0.11	—	—	0.11	—	9.24	2.14	1.30	1.11	1.11	0.57	63,936	527
Class I
06-30-19+	9.26	0.11	•	0.45	0.56	0.17	—	—	0.17	—	9.65	5.91	0.60	0.56	0.56	2.43	86,811	35
12-31-18	9.66	0.20	•	(0.37)	(0.17)	0.23	—	—	0.23	—	9.26	(1.75)	0.58	0.54	0.54	2.14	40,731	63
12-31-17	9.55	0.15		0.11	0.26	0.15	—	—	0.15	—	9.66	2.72	0.57	0.53	0.53	1.55	223,463	101
12-31-16	9.19	0.11		0.25	0.36	—	—	—	—	—	9.55	3.92	0.56	0.52	0.52	1.15	311,949	73
12-31-15	9.54	0.01	•	(0.23)	(0.22)	0.08	—	0.05	0.13	—	9.19	(2.35)	0.55	0.51	0.51	0.16	311,110	470
12-31-14	9.42	0.11		0.16	0.27	0.15	—	—	0.15	—	9.54	2.81	0.55	0.51	0.51	1.18	450,442	527
Class S
06-30-19+	9.18	0.08	•	0.47	0.55	0.16	—	—	0.16	—	9.57	5.83	0.85	0.81	0.81	1.80	152,011	35
12-31-18	9.57	0.17		(0.36)	(0.19)	0.20	—	—	0.20	—	9.18	(2.04)	0.83	0.79	0.79	1.83	153,793	63
12-31-17	9.45	0.13		0.10	0.23	0.11	—	—	0.11	—	9.57	2.48	0.82	0.78	0.78	1.29	160,890	101
12-31-16	9.12	0.09		0.24	0.33	—	—	—	—	—	9.45	3.62	0.81	0.77	0.77	0.89	190,284	73
12-31-15	9.48	(0.02)		(0.22)	(0.24)	0.09	—	0.03	0.12	—	9.12	(2.61)	0.80	0.76	0.76	(0.19)	202,274	470
12-31-14	9.37	0.09		0.15	0.24	0.13	—	—	0.13	—	9.48	2.54	0.80	0.76	0.76	0.90	243,300	527
VY® Goldman Sachs Bond Portfolio
06-30-19+	9.73	0.15	•	0.56	0.71	—	—	—	—	—	10.44	7.30	0.74	0.58	0.58	2.99	180,702	234
12-31-18	10.12	0.26	•	(0.43)	(0.17)	0.22	—	—	0.22	—	9.73	(1.65)	0.71	0.58	0.58	2.61	194,159	457
12-31-17	10.06	0.22	•	0.07	0.29	0.23	—	—	0.23	—	10.12	2.93	0.69	0.58	0.58	2.16	214,952	345
12-31-16	10.02	0.20	•	0.08	0.28	0.24	—	—	0.24	—	10.06	2.70	0.66	0.58	0.58	2.00	226,846	490
02-20-15(5)–12-31-15	10.00	0.15	•	(0.13)	0.02	—	—	—	—	—	10.02	0.20	0.61	0.58	0.58	1.77	187,767	507

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-three active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® Goldman Sachs Bond Portfolio (“Goldman Sachs Bond”), a diversified series of Voya Variable Insurance Trust. Effective August 9, 2019, Goldman Sachs Bond will now be known as “VY® BrandywineGLOBAL — Bond Portfolio.”

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Goldman Sachs Bond are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for BlackRock Inflation Protected Bond are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable. Goldman Sachs Bond does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class, if applicable, of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Boards of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

“Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between levels of the Portfolio’s assets and liabilities. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Goldman Sachs Bond are declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s

International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2019, the maximum amount of loss that BlackRock Inflation Protected Bond and Goldman Sachs Bond would incur if the counterparties to their derivative transactions failed to perform would be $3,213,248 and $739,306, respectively, which represents the gross payments to be received by the Portfolios on OTC purchased options, forward foreign currency contracts, and OTC inflation-linked swaps were they to be unwound as of June 30, 2019. At June 30, 2019, BlackRock Inflation Protected Bond had received $1,720,000 in cash collateral from certain counterparties.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2019, BlackRock Inflation Protected Bond and Goldman Sachs Bond had a liability position of $1,893,584 and $727,110, respectively, on open OTC credit default swaps, forward foreign currency contracts and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

June 30, 2019, the Portfolios could have been required to pay this amount in cash to its counterparties. At June 30, 2019, BlackRock Inflation Protected Bond and Goldman Sachs Bond had pledged $10,000 and $90,000, respectively, in cash collateral for their open OTC derivative transactions.

H.  Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the Portfolio of Investments.

For the six months ended June 30, 2019, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts primarily to protect its non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the six months ended June 30, 2019, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2019.

	Purchased	Sold
BlackRock Inflation Protected Bond	$89,198,233	$36,762,941
Goldman Sachs Bond	117,300,788	40,297,585

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table within the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

At June 30, 2019, BlackRock Inflation Protected Bond had pledged U.S. Treasury Inflation Indexed Protected Securities with an original par value of $522,000 with the broker as collateral for open futures contracts. The securities have been footnoted as pledged within the Portfolio of Investments.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2019, BlackRock Inflation Protected Bond and Goldman Sachs Bond had purchased and sold futures contracts on various bonds and notes as part of their duration strategy.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the six months ended June 30, 2019, BlackRock Inflation Protected Bond and Goldman Sachs Bond had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at June 30, 2019.

	Purchased	Sold
BlackRock Inflation Protected Bond	$62,702,293	$41,175,517
Goldman Sachs Bond	74,691,587	78,533,544

J.  Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the six months ended June 30, 2019, BlackRock Inflation Protected Bond had average notional values of $49,354,042 and $37,958,794 on purchased and written exchange-traded futures contracts, respectively, to manage its duration strategy and to generate income options. Please refer to the tables within each respective Portfolio of Investments for open purchased and written options on exchange-traded futures contracts at June 30, 2019.

During the six months ended June 30, 2019, BlackRock Inflation Protected Bond had average notional values of

$100,270,772 and $287,070,627 on purchased and written interest rate swap options (“swaptions”), respectively, to manage its duration strategy and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written interest rate swaptions at June 30, 2019.

During the six months ended June 30, 2019, BlackRock Inflation Protected Bond had purchased and written inflation rate caps and floors to gain exposure to interest rates and generate income as disclosed below. Please refer to the tables within the Portfolio of Investments for open purchased and written inflation rate caps and floors at June 30, 2019.

	Purchased	Written
Inflation rate Caps	$23,598,333	$17,058,333
Inflation rate Floors	4,630,000	9,260,000

K.  Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

A Portfolio may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed within the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2019, for which a Portfolio is seller of protection, are disclosed within the Portfolio of Investments for Goldman Sachs Bond. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2019, Goldman Sachs Bond had bought and sold credit protection on credit default swap indices (“CDX”) and single name issuers (Corporate or Sovereign). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Goldman Sachs Bond used CDX swaps to gain additional exposure within various sectors and to hedge the credit risk associated with various sectors within the credit and commercial mortgage-backed securities market. In addition, Goldman Sachs Bond bought and sold credit protection on single name issuers to reduce or gain its risk exposure to defaults of corporate and/or sovereign issuers.

For the period ended June 30, 2019, Goldman Sachs Bond had an average notional amount of $10,947,598 on credit default swaps to buy protection and an average notional amount of $7,834,176 on credit default swaps to sell protection. Please refer to the tables within the Portfolio of Investments for open credit default swaps to buy and sell protection at June 30, 2019.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2019, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $109,056,496 and $101,957,559, respectively.

For the six months ended June 30, 2019, BlackRock Inflation Protected Bond and Goldman Sachs Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps for BlackRock Inflation Protected Bond and Goldman Sachs Bond were $100,013,388 and $102,365,866, respectively.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within each respective Portfolio of Investments for open interest rate swaps at June 30, 2019.

At June 30, 2019, BlackRock Inflation Protected Bond and Goldman Sachs Bond had pledged $2,220,490 and $1,255,438, respectively, in cash collateral for open centrally cleared swaps.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the six months ended June 30, 2019, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a floating rate linked to an inflation index and receive a fixed interest rate (“Long inflation-linked swap”). Average notional amounts on long inflation-linked swaps for BlackRock Inflation Protected Bond were $38,853,406.

For the six months ended June 30, 2018, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“Short inflation-linked swap”). Average notional amount on short inflation linked-bonds was $165,608,399.

BlackRock Inflation Protected Bond used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open inflation-linked swaps at June 30, 2019.

L.  Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M.  Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N.  Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into. There were no open sales commitments held by Goldman Sachs Bond at June 30, 2019.

O.  Structured Products. Goldman Sachs Bond invests in structured products whose principal payments or interest payments are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The terms and conditions of these products may be ‘structured’ by the purchaser (a Portfolio) and the borrower issuing the note. The market value of these products will increase or decrease based on the performance of the underlying asset or reference. A Portfolio records the net change in the market value of the structured product on the accompanying Statements of Operations as a change in unrealized appreciation or depreciation on investments. A Portfolio records a realized gain or loss on the Statements of Operations upon the sale or maturity of the structured product. There were no open structured products held by Goldman Sachs Bond at June 30, 2019.

P.  When-Issued and Delayed-Delivery Transactions. Goldman Sachs Bond may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolio is required to hold liquid assets as collateral with the Portfolio’s custodian sufficient to cover the purchase price.

To mitigate counterparty risk, a Portfolio may enter into Master Securities Forward Transaction Agreements (“MSFTA”) with its respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2019, there was no cash collateral pledged or received by the Portfolio for open when-issued or delayed-delivery transactions.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Q.  Indemnifications. In the normal course of business, the Trusts may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2019, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$61,126,440	$36,425,511
Goldman Sachs Bond	27,752,622	49,048,675

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$62,427,316	$57,455,187
Goldman Sachs Bond	392,422,858	409,661,704

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected Bond(1)	0.55% on the first $200 million; 0.50% on the next $800 million; and
0.40% thereafter
Goldman Sachs Bond	0.50% on the first $750 million; and
0.48% thereafter

(1)	The Investment Adviser has contractually agreed to waive 0.04% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Goldman Sachs Bond	Goldman Sachs Asset Management, L.P.

NOTE 5 — DISTRIBUTION AND SERVICE FEE

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2019, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc., affiliated investment companies or other related/affiliated party owned more than 5% of the following Portfolios:

Entity	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock Inflation Protected Bond	17.32%
Voya Insurance and Annuity Company	BlackRock Inflation Protected Bond	52.07
Voya Solution 2025 Portfolio	Goldman Sachs Bond	26.79
Voya Solution Income Portfolio	Goldman Sachs Bond	19.95

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of a Portfolio, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation	Class ADV: 1.23%
Protected Bond	Class I: 0.63%
Class S: 0.88%

Goldman Sachs Bond	0.58%

With the exception of the non-recoupable management fee waiver for BlackRock Inflation Protected Bond, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the

Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2019, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

	June 30,
Portfolio	2020	2021	2022	Total
Goldman Sachs Bond	$149,846	$297,203	$279,047	$726,096

The Expense Limitation Agreements are contractual through May 1, 2020 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective May 17, 2019, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2019.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
BlackRock Inflation Protected Bond
Class ADV
6/30/2019	166,070	—	67,761	(316,220)	(82,389)	1,506,155	—	619,809	(2,869,773)	(743,809)
12/31/2018	399,640	—	84,970	(905,095)	(420,485)	3,658,118	—	773,589	(8,190,985)	(3,759,278)
Class I
6/30/2019	4,822,468	—	115,956	(340,256)	4,598,168	45,124,786	—	1,105,751	(3,222,771)	43,007,766
12/31/2018	3,938,283	—	472,040	(23,139,542)	(18,729,219)	37,370,077	—	4,466,156	(216,557,877)	(174,721,644)
Class S
6/30/2019	558,580	—	243,608	(1,668,151)	(865,963)	5,196,101	—	2,293,755	(15,626,802)	(8,136,946)
12/31/2018	1,863,249	—	354,034	(2,274,717)	(57,434)	17,540,209	—	3,312,376	(21,254,380)	(401,795)
Goldman Sachs Bond
6/30/2019	2,107,013	—	—	(4,736,198)	(2,629,185)	21,204,427	—	—	(47,294,913)	(26,090,486)
12/31/2018	4,887,669	—	479,946	(6,668,313)	(1,300,698)	48,161,227	—	4,674,679	(65,220,660)	(12,384,754)

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

At June 30, 2019, the Portfolios did not have any outstanding securities on loan.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
	Ordinary Income	Ordinary Income
BlackRock Inflation Protected Bond	$4,019,315	$8,552,122
Goldman Sachs Bond	—	4,674,679

The tax-basis components of distributable earnings as of June 30, 2019 were:

	Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards
	Income	(Depreciation)	Amount	Character	Expiration
BlackRock Inflation Protected Bond	$793,761	$7,658,558	$(11,773,950)	Short-term	None
			(71,207,573)	Long-term	None
			$(82,981,523)
Goldman Sachs Bond	6,496,285	4,067,342	$(163,626)	Short-term	None
			(3,657,299)	Long-term	None
			$(3,820,925)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (BlackRock Inflation Protected Bond).

As of June 30, 2019, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2014.

NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS

The Portfolios have made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Portfolios have concluded that the change in accounting principle does not materially impact the financial statement amounts.

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. As of June 30, 2019, management of the Portfolios are currently assessing the potential impact to financial statement disclosure that may result from adopting this ASU.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2019, the Portfolios declared net investment income dividends of:

	Per Share Amount	Payable Date	Record Date
BlackRock Inflation Protected Bond
Class ADV	$0.0169	August 1, 2019	July 30, 2019
Class I	$0.0220	August 1, 2019	July 30, 2019
Class S	$0.0198	August 1, 2019	July 30, 2019
Goldman Sachs Bond	$0.1984	July 15, 2019	July 11, 2019

Fund Changes: On May 23, 2019, for Goldman Sachs Bond, the Board approved the sub-adviser replacement of Goldman Sachs Asset Management, L.P. with Brandywine Global Investment Management, LLC, along with a related

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

NOTE 13 — SUBSEQUENT EVENTS (continued)

change to the Portfolio’s name, all effective August 9, 2019. The Portfolio was renamed “VY® BrandywineGLOBAL — Bond Portfolio”.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED)

Investment Type Allocation
as of June 30, 2019
(as a percentage of net assets)

U.S. Treasury Obligations	51.4%
Corporate Bonds/Notes	26.1%
Sovereign Bonds	8.7%
U.S. Government Agency Obligations	8.6%
Commercial Mortgage-Backed Securities	2.1%
Asset-Backed Securities	1.4%
Purchased Options	0.6%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 26.1%
		Basic Materials: 0.1%
200,000		Other Securities	$226,103	0.1

		Communications: 1.4%
1,000,000		Alibaba Group Holding Ltd., 3.125%, 11/28/2021	1,015,636	0.4
2,000,000		NBCUniversal Media LLC, 4.375%, 04/01/2021	2,074,184	0.7
845,000		Other Securities	848,318	0.3
			3,938,138	1.4

		Consumer, Cyclical: 0.9%
200,000	(1)	BMW US Capital LLC, 3.450%, 04/12/2023	206,160	0.1
600,000	(1)	Daimler Finance North America LLC, 2.200%, 10/30/2021	594,023	0.2
1,400,000	(1)	Daimler Finance North America LLC, 3.100%, 05/04/2020	1,407,619	0.5
460,000	(1)	Nissan Motor Acceptance Corp., 3.650%, 09/21/2021	471,094	0.1
			2,678,896	0.9

		Consumer, Non-cyclical: 0.6%
1,000,000		UnitedHealth Group, Inc., 2.875%, 12/15/2021	1,014,809	0.3
800,000		Other Securities	827,296	0.3
			1,842,105	0.6

		Energy: 1.1%
1,550,000		BP Capital Markets PLC, 3.561%, 11/01/2021	1,599,856	0.6
995,000	(1)	Schlumberger Finance Canada Ltd, 2.200%, 11/20/2020	994,202	0.3
400,000		Other Securities	428,730	0.2
			3,022,788	1.1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: 19.4%
1,885,000	(1)	AIA Group Ltd., 2.907%, (US0003M + 0.520%), 09/20/2021	$1,885,057	0.7
595,000	(1)	AIG Global Funding, 2.150%, 07/02/2020	593,394	0.2
1,750,000		American Express Co., 3.700%, 11/05/2021	1,803,149	0.6
585,000	(1)	ANZ New Zealand Int’l Ltd./London, 2.200%, 07/17/2020	584,428	0.2
2,000,000		Bank of America Corp., 2.625%, 10/19/2020	2,007,919	0.7
2,000,000	(2)	Bank of America Corp., 2.738%, 01/23/2022	2,009,030	0.7
400,000		Bank of America Corp., 3.500%, 04/19/2026	419,064	0.2
1,500,000		Bank of Nova Scotia/The, 3.125%, 04/20/2021	1,523,380	0.5
785,000	(1)	Banque Federative du Credit Mutuel SA, 2.200%, 07/20/2020	784,151	0.3
2,665,000		Barclays Bank PLC, 5.125%, 01/08/2020	2,700,479	1.0
1,500,000		BB&T Corp., 2.150%, 02/01/2021	1,497,159	0.5
1,665,000		BNP Paribas SA, 5.000%, 01/15/2021	1,732,651	0.6
1,335,000		Cooperatieve Rabobank UA/NY, 3.125%, 04/26/2021	1,356,257	0.5
1,000,000		Credit Suisse AG/New York NY, 3.000%, 10/29/2021	1,014,794	0.4
2,000,000	(1)	Danske Bank A/S, 1.650%, 09/06/2019	1,996,175	0.7
1,000,000	(1)	DNB Bank ASA, 2.375%, 06/02/2021	1,001,988	0.4
1,880,000		Fifth Third Bank/Cincinnati OH, 2.875%–3.350%, 07/26/2021–10/01/2021	1,915,479	0.7
1,100,000		Goldman Sachs Group, Inc./The, 2.625%, 04/25/2021	1,104,038	0.4
2,610,000		HSBC Holdings PLC, 2.950%, 05/25/2021	2,633,689	0.9
3,685,000		JPMorgan Chase & Co., 2.550%, 10/29/2020	3,694,338	1.3
1,000,000	(2)	JPMorgan Chase Bank NA, 2.604%, 02/01/2021	1,001,139	0.3
1,900,000		JPMorgan Chase & Co., 2.400%–4.500%, 06/07/2021–01/25/2023	1,965,737	0.7
1,250,000		Lloyds Bank PLC, 3.300%, 05/07/2021	1,268,318	0.4
1,135,000		Manufacturers & Traders Trust Co., 2.625%, 01/25/2021	1,140,836	0.4

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,000,000	(1)	Metropolitan Life Global Funding I, 3.375%, 01/11/2022	$1,027,987	0.4
1,015,000		Mitsubishi UFJ Financial Group, Inc., 2.190%–3.535%, 07/26/2021–09/13/2021	1,015,740	0.4
4,000,000		Morgan Stanley, 2.500%, 04/21/2021	4,008,123	1.4
1,500,000		National Australia Bank Ltd./New York, 2.500%, 01/12/2021	1,505,615	0.5
1,130,000		Santander UK PLC, 2.125%, 11/03/2020	1,124,446	0.4
1,800,000		Sumitomo Mitsui Financial Group, Inc., 2.846%–2.934%, 03/09/2021–01/11/2022	1,818,092	0.6
1,485,000		Svenska Handelsbanken AB, 2.450%–3.350%, 03/30/2021–05/24/2021	1,493,675	0.5
295,000	(1)	UBS AG/London, 2.200%, 06/08/2020	294,897	0.1
1,740,000		Wells Fargo Bank NA, 2.600%, 01/15/2021	1,747,051	0.6
700,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	719,783	0.3
2,595,000		Other Securities	2,627,532	0.9
			55,015,590	19.4

		Industrial: 0.5%
1,500,000		Caterpillar Financial Services Corp., 3.350%, 12/07/2020	1,523,216	0.5

		Technology: 1.4%
1,450,000		IBM Credit LLC, 1.800%–3.450%, 11/30/2020–01/20/2021	1,457,432	0.5
1,000,000		International Business Machines Corp., 2.850%, 05/13/2022	1,016,563	0.4
1,000,000		QUALCOMM, Inc., 3.000%, 05/20/2022	1,019,645	0.4
360,000		Other Securities	358,127	0.1
			3,851,767	1.4

		Utilities: 0.7%
1,280,000		Duke Energy Progress LLC, 2.633%, (US0003M + 0.180%), 09/08/2020	1,279,965	0.4
785,000		Other Securities	805,662	0.3
			2,085,627	0.7

		Total Corporate Bonds/Notes (Cost $73,250,646)	74,184,230	26.1
Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: 1.4%
		Auto Floor Plan Asset-Backed Securities: 0.6%
850,000		Ford Credit Floorplan Master Owner Trust 2017-1 A1, 2.070%, 05/15/2022	$848,889	0.3
750,000		Ford Credit Floorplan Master Owner Trust A 2018-1 A1, 2.950%, 05/15/2023	761,426	0.3
			1,610,315	0.6

		Credit Card Asset-Backed Securities: 0.2%
625,000		Other Securities	621,173	0.2

		Student Loan Asset-Backed Securities: 0.6%
260,000	(1)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	268,645	0.1
528,097	(1)	SoFi Professional Loan Program 2015-B A1 LLC, 3.454%, (US0001M + 1.050%), 04/25/2035	533,320	0.2
800,000	(1)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	833,362	0.3
			1,635,327	0.6

		Total Asset-Backed Securities (Cost $3,809,066)	3,866,815	1.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.1%
1,000,000		BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	1,101,917	0.4
1,000,000		CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	1,056,825	0.4
775,000		Freddie Mac Multifamily Structured Pass Through Certificates K068 A2, 3.244%, 08/25/2027	821,665	0.3
375,000		Freddie Mac Multifamily Structured Pass Through Certificates K071 A2, 3.286%, 11/25/2027	399,187	0.1
700,000	(1)	GS Mortgage Securities Corp. Trust 2016-RENT A, 3.203%, 02/10/2029	707,899	0.2
1,000,000		GS Mortgage Securities Trust 2017-GS7 A4, 3.430%, 08/10/2050	1,043,515	0.4
700,000		Other Securities	734,683	0.3

		Total Commercial Mortgage-Backed Securities (Cost $5,575,949)	5,865,691	2.1

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: 51.4%
		Treasury Inflation Indexed Protected Securities: 51.4%
6,999,012		0.125%, 07/15/2026	$6,954,781	2.4
19,093,265		0.375%, 01/15/2027	19,233,611	6.8
12,781,660		0.375%, 07/15/2027	12,906,220	4.5
7,319,411	(3)	0.500%, 01/15/2028	7,442,405	2.6
8,004,872		0.625%, 01/15/2026	8,200,302	2.9
1,689,495		0.625%, 02/15/2043	1,639,420	0.6
8,169,851		0.750%, 07/15/2028	8,516,594	3.0
4,415,981		0.750%, 02/15/2042	4,437,056	1.6
7,319,741	(3)	0.750%, 02/15/2045	7,251,601	2.6
15,494,639		0.875%, 01/15/2029	16,318,414	5.7
1,730,876		0.875%, 02/15/2047	1,766,151	0.6
4,621,415		1.000%, 02/15/2046	4,849,339	1.7
5,243,678	(3)	1.000%, 02/15/2048	5,523,513	1.9
3,082,194		1.000%, 02/15/2049	3,263,993	1.1
5,937,493		1.375%, 02/15/2044	6,747,259	2.4
2,737,276		1.750%, 01/15/2028	3,070,350	1.1
5,092,221		2.000%, 01/15/2026	5,668,449	2.0
2,117,908		2.125%, 02/15/2040	2,713,852	1.0
2,748,120		2.125%, 02/15/2041	3,543,325	1.2
4,374,340		2.375%, 01/15/2027	5,054,345	1.8
4,213,520		2.500%, 01/15/2029	5,071,590	1.8
1,828,432		3.375%, 04/15/2032	2,507,211	0.9
2,860,887		0.250%–3.875%, 01/15/2025-04/15/2029	3,415,762	1.2

		Total U.S. Treasury Obligations (Cost $140,389,885)	146,095,543	51.4

SOVEREIGN BONDS: 8.7%
EUR 424,565	(1)	French Republic Government Bond OAT, 0.100%, 07/25/2047	552,709	0.2
EUR 705,000	(1)	French Republic Government Bond OAT, 2.000%, 05/25/2048	1,032,634	0.3
EUR 564,529		French Republic Government Bond OAT, 1.850%, 07/25/2027	803,437	0.3
2,500,000		Israel Government AID Bond, 5.500%, 04/26/2024	2,906,679	1.0
EUR 6,687,889	(1)	Italy Buoni Poliennali Del Tesoro, 1.300%, 05/15/2028	7,617,957	2.7
EUR 640,000	(1)	Italy Buoni Poliennali Del Tesoro, 3.450%, 03/01/2048	802,543	0.3
JPY 479,621,750		Japanese Government CPI Linked Bond, 0.100%, 03/10/2028	4,646,119	1.6
NZD 2,055,000		New Zealand Government Inflation Linked Bond, 2.500%, 09/20/2035	1,847,628	0.6
NZD 4,579,000		New Zealand Government Inflation Linked Bond, 3.000%, 09/20/2030	4,162,594	1.5
GBP 815,432		Other Securities	471,172	0.2

		Total Sovereign Bonds (Cost $23,523,457)	24,843,472	8.7
Principal Amount†		Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS(4): 8.6%
	Federal Home Loan Bank: 2.5%
5,255,000	2.875%, 09/13/2024	$5,511,562	1.9
1,515,000	3.250%, 11/16/2028	1,647,772	0.6
		7,159,334	2.5

	Federal Home Loan Mortgage Corporation: 1.0%
2,805,000	2.375%, 01/13/2022	2,844,878	1.0

	Federal National Mortgage Association: 4.3%(4)
4,830,000	1.875%, 09/24/2026	4,781,914	1.7
7,120,000	2.625%, 09/06/2024	7,389,935	2.6
		12,171,849	4.3

	Other U.S. Agency Obligations: 0.8%
2,190,000	2.875%, 12/21/2023	2,283,242	0.8

	Total U.S. Government Agency Obligations (Cost $23,574,019)	24,459,303	8.6

	Value	Percentage of Net Assets

PURCHASED OPTIONS(5): 0.6%
Total Purchased Options
(Cost $1,220,645)	1,745,144	0.6

Total Long-Term Investments
(Cost $271,343,667)	281,060,198	98.9

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.1%
		Mutual Funds: 0.1%
167,792	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $167,792)	167,792	0.1

		Total Short-Term Investments
		(Cost $167,792)	167,792	0.1

		Total Investments in Securities (Cost $271,511,459)	$281,227,990	99.0
		Assets in Excess of Other Liabilities	2,701,121	1.0
		Net Assets	$283,929,111	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(3)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(6)	Rate shown is the 7-day yield as of June 30, 2019.

EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar

Reference Rate Abbreviations:

US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Purchased Options	$124,436	$1,620,708	$—	$1,745,144
Corporate Bonds/Notes	—	74,184,230	—	74,184,230
Sovereign Bonds	—	24,843,472	—	24,843,472
U.S. Treasury Obligations	—	146,095,543	—	146,095,543
U.S. Government Agency Obligations	—	24,459,303	—	24,459,303
Commercial Mortgage-Backed Securities	—	5,865,691	—	5,865,691
Asset-Backed Securities	—	3,866,815	—	3,866,815
Short-Term Investments	167,792	—	—	167,792
Total Investments, at fair value	$292,228	$280,935,762	$—	$281,227,990
Other Financial Instruments+
Centrally Cleared Swaps	—	1,968,786	—	1,968,786
Forward Foreign Currency Contracts	—	64,600	—	64,600
Futures	801,401	—	—	801,401
OTC Swaps	—	1,527,940	—	1,527,940
Written Options	—	—	—	—
Total Assets	$1,093,629	$284,497,088	$—	$285,590,717
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(4,681,589)	$—	$(4,681,589)
Forward Foreign Currency Contracts	—	(483,347)	—	(483,347)
Futures	(764,167)	—	—	(764,167)
Written Options	(101,662)	(1,410,237)	—	(1,511,899)
Total Liabilities	$(865,829)	$(6,575,173)	$—	$(7,441,002)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 5,677,331	NZD 8,725,000	ANZ Bank	07/03/19	$(184,256)
GBP 435,000	USD 551,699	Bank of America N.A.	07/03/19	760
USD 552,607	GBP 435,000	Bank of America N.A.	08/06/19	(801)
USD 4,707,597	JPY 511,391,000	Barclays Bank PLC	07/03/19	(36,009)
USD 51,899	GBP 41,000	Barclays Bank PLC	07/03/19	(172)
GBP 22,382	USD 28,126	Barclays Bank PLC	07/03/19	299
JPY 257,949,000	USD 2,395,737	Barclays Bank PLC	07/03/19	(3,031)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,401,941	JPY 257,949,000	Barclays Bank PLC	08/06/19	$2,812
CAD 952,301	USD 710,000	Barclays Bank PLC	08/21/19	17,957
GBP 151,511	USD 191,254	BNP Paribas	07/03/19	1,168
USD 15,118	NZD 23,000	BNP Paribas	07/03/19	(334)
CAD 52,000	USD 39,725	BNP Paribas	07/03/19	(16)
EUR 151,534	USD 169,282	BNP Paribas	07/03/19	3,042
USD 39,755	CAD 52,000	BNP Paribas	08/06/19	14
USD 15,494	GBP 12,200	Citibank N.A.	07/03/19	—
USD 36,344	CAD 49,000	Citibank N.A.	07/03/19	(1,074)
USD 33,868	GBP 26,900	Citibank N.A.	07/03/19	(296)
USD 94,734	GBP 74,600	Citibank N.A.	07/03/19	(10)
USD 375,687	GBP 294,400	Citibank N.A.	07/03/19	1,793
USD 710,000	CAD 949,343	Citibank N.A.	08/21/19	(15,695)
GBP 220,000	JPY 30,197,816	Citibank N.A.	09/18/19	(1,344)
EUR 1,137,000	USD 1,288,274	Commonwealth Bank of Australia	07/03/19	4,720
USD 137,662	GBP 108,300	Commonwealth Bank of Australia	07/03/19	119
EUR 250,000	AUD 409,246	Commonwealth Bank of Australia	09/18/19	(1,932)
USD 19,528	NZD 30,000	Deutsche Bank AG	07/03/19	(627)
USD 127,489	EUR 113,300	Goldman Sachs International	07/03/19	(1,355)
USD 1,645,267	EUR 1,455,400	Goldman Sachs International	07/03/19	(9,810)
USD 386,390	JPY 41,674,600	Goldman Sachs International	07/03/19	(179)
USD 1,157	JPY 125,000	Goldman Sachs International	07/03/19	(2)
USD 42,762	EUR 37,700	Goldman Sachs International	07/03/19	(110)
USD 109,859	GBP 86,500	Goldman Sachs International	07/03/19	2
USD 157,233	EUR 140,000	Goldman Sachs International	07/03/19	(1,975)
USD 97,364	EUR 86,300	Goldman Sachs International	07/03/19	(776)
USD 59,544	EUR 52,800	Goldman Sachs International	07/03/19	(500)
USD 87,222	CAD 117,000	Goldman Sachs International	07/03/19	(2,124)
USD 28,333	JPY 3,077,200	Goldman Sachs International	07/03/19	(211)
USD 369,452	AUD 528,600	HSBC Bank PLC	07/03/19	(1,666)
USD 10,564,448	EUR 9,454,000	HSBC Bank PLC	07/03/19	(186,616)
NZD 8,862,000	USD 5,937,108	HSBC Bank PLC	07/03/19	16,518
USD 54,216	AUD 78,900	HSBC Bank PLC	07/03/19	(1,178)
USD 5,941,467	NZD 8,862,000	HSBC Bank PLC	08/06/19	(16,781)
AUD 406,660	EUR 250,000	HSBC Bank PLC	09/18/19	112
USD 132,232	GBP 105,000	JPMorgan Chase Bank N.A.	07/03/19	(1,120)
JPY 258,367,000	USD 2,396,959	Morgan Stanley & Co. International PLC	07/03/19	(375)
USD 2,403,141	JPY 258,367,000	Morgan Stanley & Co. International PLC	08/06/19	124
GBP 55,989	USD 70,138	NatWest Markets	07/03/19	969
USD 25,069	NZD 38,400	NatWest Markets	07/03/19	(729)
CAD 365,914	USD 280,000	NatWest Markets	09/18/19	(176)
USD 29,179	NZD 44,200	Nomura International PLC	07/03/19	(515)
USD 56,089	NZD 85,000	The Bank of New York Mellon	07/03/19	(1,015)
USD 242,451	EUR 216,100	The Commonwealth Bank of Australia	07/03/19	(3,298)
USD 22,084	JPY 2,395,500	The Northern Trust Company	07/03/19	(136)
JPY 33,738,232	USD 311,811	Toronto Dominion Securities	07/03/19	1,141
EUR 10,110,000	USD 11,504,169	UBS AG	07/03/19	(7,103)
USD 11,536,015	EUR 10,110,000	UBS AG	08/06/19	5,813
AUD 500,000	USD 343,801	Westpac Banking Corp.	07/03/19	7,237
				$(418,747)

At June 30, 2019, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Short-Term Euro-BTP	49	09/06/19	$6,212,547	$15,090
U.S. Treasury 10-Year Note	40	09/19/19	5,118,750	35,895
U.S. Treasury 2-Year Note	52	09/30/19	11,189,344	53,322
U.S. Treasury 5-Year Note	430	09/30/19	50,807,188	634,463
U.S. Treasury Ultra Long Bond	15	09/19/19	2,663,438	62,631
			$75,991,267	$801,401

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Euro-Bund	(15)	09/06/19	$(2,946,340)	$(21,611)
Euro-Buxl® 30-year German Government Bond	(8)	09/06/19	(1,845,741)	(55,735)
Japan 10-Year Bond (TSE)	(4)	09/12/19	(5,707,926)	(15,735)
Long Gilt	(10)	09/26/19	(1,654,750)	(163)
Long-Term Euro-BTP	(67)	09/06/19	(10,231,741)	(342,790)
U.S. Treasury Ultra 10-Year Note	(156)	09/19/19	(21,547,500)	(328,133)
			$(43,933,998)	$(764,167)

At June 30, 2019, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.016)%	Annual	02/13/22	EUR	760,000	$6,311	$6,207
Pay	6-month EUR-EURIBOR	Semi-Annual	0.059	Annual	03/16/22	EUR	1,545,000	7,059	6,939
Pay	6-month EUR-EURIBOR	Semi-Annual	0.364	Annual	12/21/22	EUR	840,000	12,850	12,709
Pay	6-month EUR-EURIBOR	Semi-Annual	0.081	Annual	05/26/23	EUR	620,000	1,723	1,689
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.140)	Annual	06/08/23	EUR	1,250,000	2,622	2,568
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.114)	Annual	06/08/23	EUR	390,000	1,037	1,019
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.138)	Annual	06/14/23	EUR	1,920,000	4,005	3,921
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.242)	Annual	06/22/23	EUR	388,614	(154)	(157)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.240)	Annual	06/22/23	EUR	388,614	(136)	(140)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.198)	Annual	06/22/23	EUR	1,940,000	1,204	1,162
Pay	6-month EUR-EURIBOR	Semi-Annual	0.878	Annual	08/28/28	EUR	160,000	13,063	12,898
Pay	6-month EUR-EURIBOR	Semi-Annual	0.560	Annual	03/12/29	EUR	350,000	15,914	15,710
Pay	6-month GBP-LIBOR	Semi-Annual	0.818	Semi-Annual	06/07/21	GBP	12,405,000	(6,751)	(7,093)
Pay	6-month GBP-LIBOR	Semi-Annual	0.839	Semi-Annual	06/25/21	GBP	2,200,000	47	(1)
Pay	6-month JPY-LIBOR	Semi-Annual	0.003	Semi-Annual	06/19/24	JPY	620,835,000	33,532	33,296
Pay	3-month USD-LIBOR	Quarterly	3.289	Semi-Annual	10/08/20	USD	2,590,000	37,596	37,555
Pay	3-month USD-LIBOR	Quarterly	2.186	Semi-Annual	05/28/21	USD	1,030,000	7,055	7,038
Pay	3-month USD-LIBOR	Quarterly	2.194	Semi-Annual	05/28/21	USD	1,030,000	7,200	7,183
Pay	3-month USD-LIBOR	Quarterly	2.204	Semi-Annual	05/29/21	USD	1,650,000	11,818	11,791
Pay	3-month USD-LIBOR	Quarterly	1.830	Semi-Annual	06/07/21	USD	2,216,645	487	450
Pay	3-month USD-LIBOR	Quarterly	1.837	Semi-Annual	06/07/21	USD	1,108,339	391	372
Pay	3-month USD-LIBOR	Quarterly	1.842	Semi-Annual	06/07/21	USD	1,130,000	506	487
Pay	3-month USD-LIBOR	Quarterly	1.862	Semi-Annual	06/07/21	USD	1,097,508	898	879
Pay	3-month USD-LIBOR	Quarterly	1.844	Semi-Annual	06/11/21	USD	2,070,000	1,129	1,094
Pay	3-month USD-LIBOR	Quarterly	1.620	Semi-Annual	06/16/21	USD	551,000	162	153
Pay	3-month USD-LIBOR	Quarterly	1.880	Semi-Annual	06/17/21	USD	720,000	963	951
Pay	3-month USD-LIBOR	Quarterly	1.898	Semi-Annual	06/17/21	USD	720,000	1,206	1,194
Pay	3-month USD-LIBOR	Quarterly	1.830	Semi-Annual	06/18/21	USD	725,000	280	267
Pay	3-month USD-LIBOR	Quarterly	1.831	Semi-Annual	06/18/21	USD	725,000	301	288
Pay	3-month USD-LIBOR	Quarterly	1.851	Semi-Annual	06/20/21	USD	1,430,000	1,214	1,190
Pay	3-month USD-LIBOR	Quarterly	1.819	Semi-Annual	06/21/21	USD	1,440,000	310	286
Pay	3-month USD-LIBOR	Quarterly	1.507	Semi-Annual	06/23/21	USD	2,920,000	(2,302)	(2,348)
Pay	3-month USD-LIBOR	Quarterly	1.752	Semi-Annual	06/26/21	USD	730,000	(680)	(693)
Pay	3-month USD-LIBOR	Quarterly	1.718	Semi-Annual	06/27/21	USD	1,450,000	(2,247)	(2,271)
Pay	3-month USD-LIBOR	Quarterly	1.795	Semi-Annual	07/02/21	USD	1,460,000	—	—
Pay	3-month USD-LIBOR	Quarterly	1.971	Semi-Annual	07/02/21	USD	1,445,000	4,947	4,923
Pay	3-month USD-LIBOR	Quarterly	2.014	Semi-Annual	07/02/21	USD	2,885,000	12,278	12,230
Pay	3-month USD-LIBOR	Quarterly	2.025	Semi-Annual	07/02/21	USD	1,445,000	6,475	6,451
Pay	3-month USD-LIBOR	Quarterly	2.082	Semi-Annual	07/02/21	USD	2,890,000	16,176	16,128
Pay	3-month USD-LIBOR	Quarterly	1.830	Semi-Annual	07/05/21	USD	644,441	481	470
Pay	3-month USD-LIBOR	Quarterly	1.842	Semi-Annual	07/05/21	USD	1,450,000	1,423	1,399
Pay	3-month USD-LIBOR	Quarterly	1.863	Semi-Annual	07/05/21	USD	966,657	1,337	1,321
Pay	3-month USD-LIBOR	Quarterly	1.876	Semi-Annual	07/05/21	USD	1,288,902	2,124	2,102
Pay	3-month USD-LIBOR	Quarterly	1.880	Semi-Annual	07/05/21	USD	1,450,000	2,489	2,465
Pay	3-month USD-LIBOR	Quarterly	1.894	Semi-Annual	07/05/21	USD	1,450,000	2,887	2,863
Pay	3-month USD-LIBOR	Quarterly	1.915	Semi-Annual	07/08/21	USD	965,000	2,378	2,362
Pay	3-month USD-LIBOR	Quarterly	2.206	Semi-Annual	08/15/21	USD	1,130,000	10,238	10,219
Pay	3-month USD-LIBOR	Quarterly	2.209	Semi-Annual	08/15/21	USD	1,130,000	10,304	10,285
Pay	3-month USD-LIBOR	Quarterly	2.164	Semi-Annual	08/19/21	USD	1,130,000	9,377	9,358
Pay	3-month USD-LIBOR	Quarterly	2.169	Semi-Annual	08/19/21	USD	1,130,000	9,487	9,468
Pay	3-month USD-LIBOR	Quarterly	2.241	Semi-Annual	08/22/21	USD	1,510,000	14,938	14,913
Pay	3-month USD-LIBOR	Quarterly	2.314	Semi-Annual	11/04/21	USD	920,000	11,431	11,416

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month USD-LIBOR	Quarterly	2.265%	Semi-Annual	11/05/21	USD	920,000	$10,562	$10,547
Pay	3-month USD-LIBOR	Quarterly	2.271	Semi-Annual	11/05/21	USD	920,000	10,670	10,654
Pay	3-month USD-LIBOR	Quarterly	2.289	Semi-Annual	11/05/21	USD	920,000	10,983	10,968
Pay	3-month USD-LIBOR	Quarterly	2.285	Semi-Annual	11/12/21	USD	460,000	5,492	5,484
Pay	3-month USD-LIBOR	Quarterly	2.293	Semi-Annual	11/12/21	USD	460,000	5,564	5,556
Pay	3-month USD-LIBOR	Quarterly	2.300	Semi-Annual	11/12/21	USD	460,000	5,627	5,619
Pay	3-month USD-LIBOR	Quarterly	2.086	Semi-Annual	11/26/21	USD	455,000	3,728	3,721
Pay	3-month USD-LIBOR	Quarterly	2.087	Semi-Annual	11/26/21	USD	455,000	3,737	3,729
Pay	3-month USD-LIBOR	Quarterly	2.120	Semi-Annual	11/26/21	USD	910,000	8,050	8,035
Pay	3-month USD-LIBOR	Quarterly	2.178	Semi-Annual	11/26/21	USD	740,000	7,389	7,377
Pay	3-month USD-LIBOR	Quarterly	1.585	Semi-Annual	12/24/21	USD	460,000	(599)	(606)
Pay	3-month USD-LIBOR	Quarterly	2.526	Semi-Annual	02/07/22	USD	28,480,000	495,329	517,201
Pay	3-month USD-LIBOR	Quarterly	2.484	Semi-Annual	02/11/22	USD	455,000	7,552	7,545
Pay	3-month USD-LIBOR	Quarterly	2.509	Semi-Annual	02/11/22	USD	455,000	7,773	7,766
Pay	3-month USD-LIBOR	Quarterly	2.498	Semi-Annual	02/24/22	USD	460,000	7,807	7,799
Pay	3-month USD-LIBOR	Quarterly	2.462	Semi-Annual	02/28/22	USD	920,000	15,063	15,048
Pay	3-month USD-LIBOR	Quarterly	2.460	Semi-Annual	03/10/22	USD	695,000	11,379	11,368
Pay	3-month USD-LIBOR	Quarterly	2.431	Semi-Annual	03/23/22	USD	930,000	14,769	14,753
Pay	3-month USD-LIBOR	Quarterly	2.434	Semi-Annual	03/23/22	USD	930,000	14,823	14,807
Pay	3-month USD-LIBOR	Quarterly	2.230	Semi-Annual	03/24/22	USD	1,400,000	16,784	16,761
Pay	3-month USD-LIBOR	Quarterly	2.033	Semi-Annual	03/30/22	USD	4,650,000	38,183	38,106
Pay	3-month USD-LIBOR	Quarterly	2.254	Semi-Annual	04/07/22	USD	950,000	11,895	11,880
Pay	3-month USD-LIBOR	Quarterly	2.210	Semi-Annual	04/15/22	USD	930,000	10,924	10,909
Pay	3-month USD-LIBOR	Quarterly	2.336	Semi-Annual	04/24/22	USD	1,160,000	16,442	16,423
Pay	3-month USD-LIBOR	Quarterly	2.250	Semi-Annual	04/27/22	USD	5,370,000	67,111	67,022
Pay	3-month USD-LIBOR	Quarterly	2.333	Semi-Annual	04/27/22	USD	790,000	11,142	11,129
Pay	3-month USD-LIBOR	Quarterly	2.213	Semi-Annual	04/28/22	USD	745,000	8,771	8,759
Pay	3-month USD-LIBOR	Quarterly	2.244	Semi-Annual	04/28/22	USD	745,000	9,218	9,206
Pay	3-month USD-LIBOR	Quarterly	2.255	Semi-Annual	04/28/22	USD	372,500	4,688	4,682
Pay	3-month USD-LIBOR	Quarterly	2.255	Semi-Annual	04/28/22	USD	372,500	4,692	4,686
Pay	3-month USD-LIBOR	Quarterly	2.266	Semi-Annual	04/28/22	USD	745,000	9,543	9,530
Pay	3-month USD-LIBOR	Quarterly	1.744	Semi-Annual	06/16/22	USD	1,840,000	5,070	5,040
Pay	3-month USD-LIBOR	Quarterly	2.834	Semi-Annual	12/17/22	USD	510,600	11,908	11,899
Pay	3-month USD-LIBOR	Quarterly	2.179	Semi-Annual	03/29/24	USD	1,980,000	38,563	38,528
Pay	3-month USD-LIBOR	Quarterly	3.271	Semi-Annual	10/08/24	USD	790,000	(57,900)	(57,914)
Pay	3-month USD-LIBOR	Quarterly	2.550	Semi-Annual	10/31/24	USD	1,600,000	62,489	62,461
Pay	3-month USD-LIBOR	Quarterly	2.570	Semi-Annual	02/13/25	USD	1,430,000	56,748	56,722
Pay	3-month USD-LIBOR	Quarterly	2.620	Semi-Annual	02/14/25	USD	1,360,000	57,196	57,172
Pay	3-month USD-LIBOR	Quarterly	2.661	Semi-Annual	03/18/29	USD	75,000	4,705	4,704
Pay	3-month USD-LIBOR	Quarterly	2.670	Semi-Annual	03/18/29	USD	75,000	4,766	4,764
Pay	3-month USD-LIBOR	Quarterly	2.600	Semi-Annual	03/26/29	USD	530,000	30,437	30,426
Pay	3-month USD-LIBOR	Quarterly	2.520	Semi-Annual	04/05/29	USD	70,000	3,513	3,512
Pay	3-month USD-LIBOR	Quarterly	2.520	Semi-Annual	04/08/29	USD	80,000	4,015	4,014
Pay	3-month USD-LIBOR	Quarterly	2.520	Semi-Annual	04/26/29	USD	145,000	7,276	7,273
Pay	3-month USD-LIBOR	Quarterly	2.500	Semi-Annual	05/08/29	USD	110,000	5,319	5,317
Pay	3-month USD-LIBOR	Quarterly	2.445	Semi-Annual	05/10/29	USD	200,000	8,674	8,670
Pay	3-month USD-LIBOR	Quarterly	2.064	Semi-Annual	06/18/29	USD	160,000	1,356	1,353
Pay	3-month USD-LIBOR	Quarterly	1.967	Semi-Annual	07/30/29	USD	620,000	(163)	(175)
Pay	3-month USD-LIBOR	Quarterly	2.447	Semi-Annual	05/18/31	USD	210,000	6,710	6,706
Pay	3-month USD-LIBOR	Quarterly	2.102	Semi-Annual	06/22/31	USD	100,000	53	51
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.007)	Annual	02/04/22	EUR	300,000	(2,569)	(2,538)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.420	Annual	12/17/22	EUR	1,420,000	(23,662)	(23,474)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.040	Annual	03/30/23	EUR	1,010,000	(6,978)	(6,895)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.098	Annual	04/12/23	EUR	3,260,000	(26,500)	(26,182)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.050	Annual	04/14/23	EUR	1,390,000	(9,731)	(9,608)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.100	Annual	04/14/23	EUR	1,390,000	(11,337)	(11,204)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.110	Annual	04/21/23	EUR	1,690,000	(14,064)	(13,909)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.140	Annual	06/14/26	EUR	770,000	(4,389)	(4,366)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.085	Annual	06/22/26	EUR	780,000	(1,799)	(1,814)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.040	Annual	03/23/28	EUR	745,000	(72,394)	(71,925)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.128	Annual	08/15/28	EUR	440,000	(556)	(567)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.130	Annual	08/15/28	EUR	440,000	(658)	(669)
Receive	6-month GBP-LIBOR	Semi-Annual	1.520	Semi-Annual	03/19/49	GBP	430,000	(39,369)	(40,369)
Receive	6-month JPY-LIBOR	Semi-Annual	0.170	Semi-Annual	06/19/29	JPY	307,580,000	(43,579)	(43,265)
Receive	6-month JPY-LIBOR	Semi-Annual	0.336	Semi-Annual	02/08/34	JPY	860,000	(206)	(205)
Receive	6-month JPY-LIBOR	Semi-Annual	0.295	Semi-Annual	06/17/39	JPY	5,440,000	(119)	(118)
Receive	6-month JPY-LIBOR	Semi-Annual	0.715	Semi-Annual	03/21/44	JPY	3,980,000	(1,860)	(1,844)
Receive	3-month NZD-BBR-FRA	Quarterly	2.545	Semi-Annual	03/20/29	NZD	2,100,000	(98,185)	(97,114)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month NZD-BBR-FRA	Quarterly	2.576%	Semi-Annual	03/20/29	NZD	472,700	$(22,986)	$(22,772)
Receive	3-month NZD-BBR-FRA	Quarterly	2.588	Semi-Annual	03/20/29	NZD	252,300	(12,451)	(12,342)
Receive	3-month NZD-BBR-FRA	Quarterly	2.800	Semi-Annual	03/20/29	NZD	7,315,000	(454,642)	(449,028)
Receive	3-month USD-LIBOR	Quarterly	2.277	Semi-Annual	04/27/21	USD	5,150,000	(33,637)	(33,473)
Receive	3-month USD-LIBOR	Quarterly	1.754	Semi-Annual	06/09/21	USD	140,000	(220)	(223)
Receive	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/13/21	USD	1,440,000	(5,032)	(5,056)
Receive	3-month USD-LIBOR	Quarterly	1.770	Semi-Annual	06/15/21	USD	5,750,000	(10,872)	(10,962)
Receive	3-month USD-LIBOR	Quarterly	1.770	Semi-Annual	06/15/21	USD	16,900,000	(10,061)	(10,151)
Receive	3-month USD-LIBOR	Quarterly	1.835	Semi-Annual	06/15/21	USD	4,610,000	(28,285)	(28,893)
Receive	3-month USD-LIBOR	Quarterly	1.890	Semi-Annual	06/18/21	USD	720,000	(1,118)	(1,130)
Receive	3-month USD-LIBOR	Quarterly	1.841	Semi-Annual	07/05/21	USD	2,900,000	(2,789)	(2,837)
Receive	3-month USD-LIBOR	Quarterly	1.785	Semi-Annual	09/09/21	USD	2,940,000	(3,857)	(3,907)
Receive	3-month USD-LIBOR	Quarterly	1.875	Semi-Annual	09/12/21	USD	1,360,000	(4,260)	(4,282)
Receive	3-month USD-LIBOR	Quarterly	1.615	Semi-Annual	09/24/21	USD	1,310,000	2,283	2,261
Receive	3-month USD-LIBOR	Quarterly	1.670	Semi-Annual	09/30/21	USD	1,450,000	832	807
Receive	3-month USD-LIBOR	Quarterly	2.318	Semi-Annual	10/25/21	USD	3,150,000	(39,046)	(39,256)
Receive	3-month USD-LIBOR	Quarterly	2.355	Semi-Annual	11/05/21	USD	1,880,000	(24,862)	(24,894)
Receive	3-month USD-LIBOR	Quarterly	2.371	Semi-Annual	11/05/21	USD	913,332	(12,363)	(12,379)
Receive	3-month USD-LIBOR	Quarterly	2.377	Semi-Annual	11/05/21	USD	1,380,000	(18,842)	(18,865)
Receive	3-month USD-LIBOR	Quarterly	2.182	Semi-Annual	11/25/21	USD	3,910,000	(39,375)	(39,441)
Receive	3-month USD-LIBOR	Quarterly	2.575	Semi-Annual	02/07/22	USD	380,000	(6,971)	(6,977)
Receive	3-month USD-LIBOR	Quarterly	2.515	Semi-Annual	02/13/22	USD	2,630,000	(45,370)	(45,414)
Receive	3-month USD-LIBOR	Quarterly	2.560	Semi-Annual	02/14/22	USD	975,000	(17,646)	(17,662)
Receive	3-month USD-LIBOR	Quarterly	2.580	Semi-Annual	02/18/22	USD	2,640,000	(48,912)	(48,956)
Receive	3-month USD-LIBOR	Quarterly	2.480	Semi-Annual	03/02/22	USD	1,470,000	(24,579)	(24,604)
Receive	3-month USD-LIBOR	Quarterly	2.187	Semi-Annual	03/31/22	USD	830,000	(9,286)	(9,300)
Receive	3-month USD-LIBOR	Quarterly	2.360	Semi-Annual	04/20/22	USD	1,400,000	(20,443)	(20,467)
Receive	3-month USD-LIBOR	Quarterly	2.307	Semi-Annual	05/07/22	USD	14,200,000	(193,839)	(194,076)
Receive	3-month USD-LIBOR	Quarterly	1.870	Semi-Annual	06/03/22	USD	5,710,000	(14,248)	(14,338)
Receive	3-month USD-LIBOR	Quarterly	2.500	Semi-Annual	02/08/23	USD	1,190,000	(19,766)	(19,786)
Receive	3-month USD-LIBOR	Quarterly	2.521	Semi-Annual	02/09/23	USD	10,050,000	(170,836)	(171,363)
Receive	3-month USD-LIBOR	Quarterly	2.550	Semi-Annual	02/16/23	USD	860,000	(15,075)	(15,089)
Receive	3-month USD-LIBOR	Quarterly	2.540	Semi-Annual	03/05/23	USD	1,470,000	(25,385)	(25,410)
Receive	3-month USD-LIBOR	Quarterly	2.430	Semi-Annual	03/15/23	USD	4,250,000	(64,149)	(64,119)
Receive	3-month USD-LIBOR	Quarterly	3.069	Semi-Annual	10/04/23	USD	338	(18)	(18)
Receive	3-month USD-LIBOR	Quarterly	3.045	Semi-Annual	11/29/23	USD	2,192,000	(120,961)	(121,001)
Receive	1-day Overnight Fed Funds Effective Rate	Quarterly	1.750	Semi-Annual	11/30/23	USD	4,580,000	(52,722)	(53,581)
Receive	3-month USD-LIBOR	Quarterly	1.790	Semi-Annual	06/20/24	USD	590,000	(812)	(822)
Receive	3-month USD-LIBOR	Quarterly	1.875	Semi-Annual	12/16/24	USD	750,000	(5,028)	(5,041)
Receive	3-month USD-LIBOR	Quarterly	2.572	Semi-Annual	02/07/25	USD	5,090,000	(202,565)	(208,513)
Receive	3-month USD-LIBOR	Quarterly	2.622	Semi-Annual	03/06/25	USD	310,000	(13,050)	(13,056)
Receive	3-month USD-LIBOR	Quarterly	2.161	Semi-Annual	03/31/25	USD	190,000	(3,826)	(3,830)
Receive	3-month USD-LIBOR	Quarterly	2.312	Semi-Annual	04/03/25	USD	800,000	(21,796)	(21,811)
Receive	3-month USD-LIBOR	Quarterly	2.350	Semi-Annual	04/27/25	USD	1,440,000	(41,606)	(41,632)
Receive	3-month USD-LIBOR	Quarterly	2.338	Semi-Annual	03/29/29	USD	1,020,000	(34,610)	(34,631)
Receive	3-month USD-LIBOR	Quarterly	2.480	Semi-Annual	05/10/29	USD	185,000	(8,611)	(8,615)
Receive	3-month USD-LIBOR	Quarterly	2.467	Semi-Annual	05/13/29	USD	400,000	(18,134)	(18,142)
Receive	3-month USD-LIBOR	Quarterly	2.007	Semi-Annual	06/25/29	USD	100,000	(327)	(329)
Receive	3-month USD-LIBOR	Quarterly	2.357	Semi-Annual	03/29/30	USD	1,020,000	(33,803)	(33,823)
Receive	3-month USD-LIBOR	Quarterly	2.554	Semi-Annual	05/06/30	USD	200,000	(10,056)	(10,060)
Receive	3-month USD-LIBOR	Quarterly	2.090	Semi-Annual	06/16/30	USD	330,000	(2,488)	(2,495)
Receive	3-month USD-LIBOR	Quarterly	2.325	Semi-Annual	06/24/34	USD	70,000	12	10
Receive	3-month USD-LIBOR	Quarterly	2.898	Semi-Annual	02/15/49	USD	400,000	(59,753)	(59,763)
Receive	3-month USD-LIBOR	Quarterly	2.370	Semi-Annual	06/15/50	USD	370,000	(10,500)	(10,509)
								$(1,013,488)	$(996,159)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

At June 30, 2019, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.110%	At Termination Date	03/15/24	EUR	2,230,000	$26,305	$25,942
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.163	At Termination Date	05/15/29	EUR	1,165,000	9,158	9,142
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.132	At Termination Date	06/15/29	EUR	1,165,000	5,284	5,329
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.390	At Termination Date	06/15/49	EUR	710,000	(2,671)	534
Pay	U.K. RPI All Items Monthly	At Termination Date	3.640	At Termination Date	06/15/24	GBP	3,915,000	16,310	2,348
Pay	U.K. RPI All Items Monthly	At Termination Date	3.385	At Termination Date	08/15/28	GBP	2,670,000	(65,279)	(64,235)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.400	At Termination Date	08/15/28	GBP	3,160,000	(69,701)	(68,162)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.500	At Termination Date	09/15/28	GBP	95,000	(462)	(380)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.505	At Termination Date	10/15/28	GBP	1,470,000	2,907	4,247
Pay	U.K. RPI All Items Monthly	At Termination Date	3.490	At Termination Date	03/15/29	GBP	1,590,000	(29,830)	(30,256)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.528	At Termination Date	03/15/29	GBP	1,560,000	(19,902)	(19,904)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.650	At Termination Date	06/15/29	GBP	860,000	8,124	8,003
Pay	U.K. RPI All Items Monthly	At Termination Date	3.680	At Termination Date	06/15/29	GBP	338,000	4,834	4,785
Pay	U.K. RPI All Items Monthly	At Termination Date	3.700	At Termination Date	06/15/29	GBP	507,000	8,896	8,723
Pay	U.K. RPI All Items Monthly	At Termination Date	3.547	At Termination Date	11/15/32	GBP	4,200,000	25,015	38,020
Pay	U.K. RPI All Items Monthly	At Termination Date	3.600	At Termination Date	11/15/42	GBP	2,530,000	161,229	173,085
Pay	U.K. RPI All Items Monthly	At Termination Date	3.530	At Termination Date	03/15/49	GBP	195,000	15,252	15,367
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.164	At Termination Date	10/30/23	USD	2,695,000	55,005	54,908
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.152	At Termination Date	03/05/29	USD	2,915,000	66,616	66,497
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.037	At Termination Date	04/01/29	USD	1,455,000	14,403	14,344
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	0.920	At Termination Date	06/15/24	EUR	2,395,000	7,538	6,441
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.296	At Termination Date	01/15/29	EUR	1,950,000	(64,886)	(64,351)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.290	At Termination Date	03/15/29	EUR	2,230,000	(65,213)	(64,752)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.329	At Termination Date	03/15/29	EUR	2,315,000	(79,411)	(78,733)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.450	At Termination Date	10/15/23	GBP	1,470,000	(7,461)	(8,726)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.410	At Termination Date	03/15/24	GBP	1,590,000	22,411	22,497
Receive	U.K. RPI All Items Monthly	At Termination Date	3.455	At Termination Date	11/15/27	GBP	4,200,000	26,526	18,169
Receive	U.K. RPI All Items Monthly	At Termination Date	3.481	At Termination Date	01/15/29	GBP	740,000	7,235	6,948
Receive	U.K. RPI All Items Monthly	At Termination Date	3.550	At Termination Date	11/15/47	GBP	2,530,000	(259,377)	(270,556)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.467	At Termination Date	09/15/48	GBP	710,000	(29,508)	(32,745)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.420	At Termination Date	06/15/49	GBP	185,000	—	—
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.299	At Termination Date	09/28/21	USD	7,100,000	(132,995)	(133,232)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.205	At Termination Date	03/21/22	USD	5,100,000	(90,309)	(90,493)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.890	At Termination Date	06/29/22	USD	6,700,000	369	127

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.260%	At Termination Date	05/03/23	USD	9,000,000	$(234,188)	$(234,513)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.211	At Termination Date	10/26/23	USD	2,500,000	(57,312)	(57,402)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.965	At Termination Date	02/06/24	USD	12,000,000	(105,963)	(106,396)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.991	At Termination Date	03/04/24	USD	3,000,000	(25,913)	(26,022)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.248	At Termination Date	03/21/24	USD	4,900,000	(133,584)	(133,771)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.012	At Termination Date	04/23/24	USD	1,415,000	(12,862)	(12,913)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.014	At Termination Date	04/24/24	USD	1,415,000	(13,014)	(13,065)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.023	At Termination Date	05/02/24	USD	3,500,000	(34,361)	(34,487)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.351	At Termination Date	09/28/24	USD	7,400,000	(259,877)	(260,159)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.908	At Termination Date	05/24/25	USD	4,500,000	(19,234)	(19,405)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.361	At Termination Date	09/28/25	USD	6,150,000	(244,042)	(244,276)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.098	At Termination Date	11/29/25	USD	1,600,000	(31,293)	(31,354)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.853	At Termination Date	06/28/26	USD	450,000	(836)	(853)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.249	At Termination Date	10/30/28	USD	2,695,000	(99,862)	(99,972)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.961	At Termination Date	05/30/29	USD	1,425,000	(5,153)	(5,211)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.940	At Termination Date	06/05/29	USD	1,425,000	(2,619)	(2,677)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.862	At Termination Date	06/21/29	USD	1,415,000	6,958	6,901
								$(1,706,743)	$(1,716,644)

At June 30, 2019, the following over-the-counter inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.375%	At Termination Date	01/15/20	USD 16,000,000	$370,137	$ —	$370,137
Barclays Bank PLC	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.437	At Termination Date	01/15/21	USD 22,000,000	497,193	—	497,193
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.515	At Termination Date	01/15/22	USD 16,000,000	338,980	—	338,980
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.560	At Termination Date	01/15/23	USD 10,250,000	221,226	—	221,226
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.660	At Termination Date	09/22/23	USD 5,500,000	100,404	—	100,404
								$1,527,940	$ —	$1,527,940

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

At June 30, 2019, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value
90-Day Eurodollar	Put	07/12/19	97.00	USD	31	7,577,175	$1,113	$194
90-Day Eurodollar	Put	07/12/19	97.13	USD	10	2,444,250	954	63
90-Day Eurodollar	Put	07/12/19	97.25	USD	9	2,199,825	690	56
90-Day Eurodollar	Put	09/13/19	97.50	USD	54	13,229,325	4,138	675
90-Day Eurodollar	Call	03/16/20	97.75	USD	85	20,886,625	15,450	122,188
90-Day Eurodollar	Put	07/12/19	98.00	USD	19	4,644,075	2,881	119
U.S. Treasury 10-Year Note	Put	08/23/19	124.00	USD	7	895,781	4,339	438
U.S. Treasury 10-Year Note	Call	07/05/19	129.00	USD	9	1,151,719	1,889	703
							$31,454	$124,436

At June 30, 2019, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value
90-Day Eurodollar	Put	09/13/19	97.62	USD	36	USD 8,819,550	$4,442	$(225)
90-Day Eurodollar	Call	03/16/20	97.88	USD	85	USD 20,886,625	12,306	(100,937)
U.S. Treasury 10-Year Note	Put	08/23/19	122.00	USD	16	USD 2,047,500	2,663	(500)
							$19,411	$(101,662)

At June 30, 2019, the following over-the-counter purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.052%	3-month USD-LIBOR	01/10/29	USD	220,000	$12,430	$18,572
Call on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.088%	3-month USD-LIBOR	12/06/38	USD	570,000	26,505	49,788
Call on 10-year Interest Rate Swap(1)	Citibank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD	10,000	493	833
Call on 10-year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD	200,000	9,400	16,660
Call on 10-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.037%	3-month USD-LIBOR	01/11/29	USD	220,000	12,524	18,404
Call on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	2.950%	3-month USD-LIBOR	03/12/24	USD	870,000	39,215	69,306
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.824%	3-month USD-LIBOR	01/31/39	USD	120,000	6,149	9,211
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.978%	3-month USD-LIBOR	03/07/24	USD	874,500	40,205	71,128
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.978%	3-month USD-LIBOR	01/31/29	USD	100,000	5,780	8,079
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.083%	3-month USD-LIBOR	01/29/29	USD	220,000	12,496	18,930
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.960%	3-month USD-LIBOR	12/26/19	USD	920,000	16,729	15,464
Call on 10-Year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.860%	3-month USD-LIBOR	02/22/39	USD	232,500	11,503	18,166
Call on 1-Year Interest Rate Swap(1)	UBS AG	Receive	2.100%	3-month USD-LIBOR	05/13/20	USD	10,355,000	25,111	58,645
Call on 20-year Interest Rate Swap(2)	Goldman Sachs International	Receive	0.780%	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	1,348
Call on 20-Year interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	0.780%	6-month JPY-LIBOR	04/16/21	JPY	18,900,000	5,916	14,920
Call on 2-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.500%	3-month USD-LIBOR	06/01/20	USD	9,320,000	28,001	43,582
Call on 2-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.476%	3-month USD-LIBOR	01/31/20	USD	10,500,000	49,792	176,314
Call on 30-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.850%	3-month USD-LIBOR	06/11/20	USD	930,000	13,485	20,622
Call on 30-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.000%	3-month USD-LIBOR	12/13/19	USD	460,000	7,325	8,893

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 5-Year Interest Rate Swap(3)	Barclays Bank PLC	Receive	0.468%	6-month EUR-EURIBOR	03/12/21	EUR	1,380,000	$15,630	$41,465
Call on 5-Year Interest Rate Swap(3)	Barclays Bank PLC	Receive	0.551%	6-month EUR-EURIBOR	02/15/21	EUR	1,380,000	18,287	53,702
Call on 5-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.519%	3-month USD-LIBOR	07/31/19	USD	340,000	2,509	12,655
Call on 5-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.520%	3-month USD-LIBOR	01/31/20	USD	1,350,000	15,357	52,124
Call on 5-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.521%	3-month USD-LIBOR	02/26/20	USD	2,390,000	26,290	92,685
Call on 5-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	3.208%	3-month USD-LIBOR	10/25/19	USD	2,140,000	26,001	151,554
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.090%	3-month USD-LIBOR	11/27/19	USD	4,210,000	54,204	274,017
Put on 10-year Interest Rate Swap(4)	Barclays Bank PLC	Pay	1.100%	6-month JPY-LIBOR	06/29/22	JPY	692,890,000	94,254	8,356
Put on 10-year Interest Rate Swap(5)	Barclays Bank PLC	Pay	3.052%	3-month USD-LIBOR	01/10/29	USD	220,000	12,430	8,270
Put on 10-year Interest Rate Swap(5)	Barclays Bank PLC	Pay	3.088%	3-month USD-LIBOR	12/06/38	USD	570,000	26,505	23,268
Put on 10-year Interest Rate Swap(5)	Citibank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD	10,000	461	431
Put on 10-year Interest Rate Swap(5)	Goldman Sachs International	Pay	1.960%	3-month USD-LIBOR	12/26/19	USD	920,000	15,290	15,303
Put on 10-year Interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD	200,000	9,400	8,625
Put on 10-year Interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/13/24	USD	930,000	41,811	35,838
Put on 10-year Interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/20/24	USD	930,000	37,600	35,943
Put on 10-year Interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Pay	3.037%	3-month USD-LIBOR	01/11/29	USD	220,000	12,524	8,359
Put on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.824%	3-month USD-LIBOR	01/31/39	USD	120,000	6,025	5,558
Put on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.950%	3-month USD-LIBOR	03/12/24	USD	870,000	39,215	20,466
Put on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.978%	3-month USD-LIBOR	03/07/24	USD	874,500	40,205	19,947
Put on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.978%	3-month USD-LIBOR	01/31/29	USD	100,000	5,778	3,965
Put on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	3.083%	3-month USD-LIBOR	01/29/29	USD	220,000	12,496	8,120
Put on 10-Year interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.860%	3-month USD-LIBOR	02/22/39	USD	232,500	11,503	10,574
Put on 1-Year Interest Rate Swap(5)	UBS AG	Pay	2.100%	3-month USD-LIBOR	05/13/20	USD	10,355,000	25,111	6,734
Put on 20-year Interest Rate Swap(4)	Goldman Sachs International	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	86
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	3,300,000	521	120
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	3,300,000	521	120
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	18,900,000	5,916	992
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.476%	3-month USD-LIBOR	01/31/20	USD	7,000,000	33,936	1,184
Put on 30-year Interest Rate Swap(5)	Barclays Bank PLC	Pay	2.850%	3-month USD-LIBOR	05/09/22	USD	1,170,000	67,934	41,115
Put on 30-year Interest Rate Swap(5)	Barclays Bank PLC	Pay	3.800%	3-month USD-LIBOR	06/07/21	USD	830,000	32,380	2,883
Put on 5-Year interest Rate Swap(6)	Barclays Bank PLC	Pay	0.551%	6-month EUR-EURIBOR	02/15/21	EUR	1,380,000	18,287	2,609
Put on 5-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.519%	3-month USD-LIBOR	07/31/19	USD	340,000	2,864	—
Put on 5-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.520%	3-month USD-LIBOR	01/31/20	USD	1,350,000	16,770	1,094
Put on 5-Year interest Rate Swap(5)	Citibank N.A.	Pay	2.521%	3-month USD-LIBOR	02/26/20	USD	2,390,000	26,290	2,384
Put on 5-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	3.208%	3-month USD-LIBOR	10/25/19	USD	2,140,000	26,001	29

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Cost	Fair Value
Put on 5-Year interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Pay	3.090%	3-month USD-LIBOR	11/27/19	USD 4,210,000	$54,204	$185
Put on 5-Year Interest Rate Swap(6)	Barclays Bank PLC	Pay	0.468%	6-month EUR-EURIBOR	03/12/21	EUR 1,380,000	15,630	4,420
							$1,174,199	$1,594,045

At June 30, 2019, the following over-the-counter written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.788%	3-month USD-LIBOR	03/08/21	USD	1,312,000	$39,114	$(97,139)
Call on 10-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	3.050%	3-month USD-LIBOR	03/12/24	USD	700,000	37,135	(59,078)
Call on 10-Year Interest Rate Swap(5)	Barclays Bank PLC	Pay	1.900%	3-month USD-LIBOR	12/10/19	USD	700,000	5,093	(9,651)
Call on 10-Year Interest Rate Swap(5)	Barclays Bank PLC	Pay	2.200%	3-month USD-LIBOR	06/11/20	USD	1,230,000	26,829	(41,390)
Call on 10-Year Interest Rate Swap(5)	Goldman Sachs International	Pay	1.950%	3-month USD-LIBOR	09/26/19	USD	920,000	12,566	(11,174)
Call on 10-Year Interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Pay	2.300%	3-month USD-LIBOR	11/01/19	USD	600,000	3,468	(21,225)
Call on 1-Year Interest Rate Swap(5)	Barclays Bank PLC	Pay	1.760%	3-month USD-LIBOR	06/10/20	USD	11,440,000	32,747	(41,584)
Call on 1-Year Interest Rate Swap(5)	Deutsche Bank AG	Pay	1.500%	3-month USD-LIBOR	04/06/20	USD	11,505,000	15,753	(23,905)
Call on 1-Year Interest Rate Swap(5)	Deutsche Bank AG	Pay	1.500%	3-month USD-LIBOR	04/06/20	USD	11,505,000	17,397	(23,905)
Call on 2-Year interest Rate Swap	Barclays Bank PLC	Pay	0.158%	6-month EUR- EURIBOR	03/12/21	EUR	4,250,000	15,335	(45,938)
Call on 2-Year interest Rate Swap	Barclays Bank PLC	Pay	0.209%	6-month EUR- EURIBOR	02/15/21	EUR	4,250,000	18,597	(57,868)
Call on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Pay	2.100%	3-month USD-LIBOR	07/01/19	USD	3,870,000	4,102	(24,153)
Call on 2-Year interest Rate Swap(5)	Citibank N.A.	Pay	2.460%	3-month USD-LIBOR	02/26/20	USD	5,780,000	25,475	(96,615)
Call on 2-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	2.400%	3-month USD-LIBOR	02/24/20	USD	2,590,000	6,128	(40,524)
Call on 2-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	2.878%	3-month USD-LIBOR	04/14/20	USD	260,000	1,420	(6,486)
Call on 2-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	2.888%	3-month USD-LIBOR	04/14/20	USD	270,000	1,496	(6,787)
Call on 2-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	2.938%	3-month USD-LIBOR	04/17/20	USD	260,000	1,543	(6,769)
Call on 2-Year interest Rate Swap(5)	Deutsche Bank AG	Pay	3.295%	3-month USD-LIBOR	11/07/19	USD	2,540,000	12,541	(80,911)
Call on 2-Year interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.000%	3-month USD-LIBOR	09/23/19	USD	3,100,000	3,255	(20,760)
Call on 2-Year interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.100%	3-month USD-LIBOR	07/03/19	USD	12,112,500	13,263	(76,537)
Call on 2-Year interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.150%	3-month USD-LIBOR	07/08/19	USD	6,470,000	4,788	(47,874)
Call on 2-Year interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.436%	3-month USD-LIBOR	02/01/21	USD	3,300,000	24,629	(56,080)
Call on 2-Year interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.561%	3-month USD-LIBOR	07/31/19	USD	4,240,000	13,014	(67,299)
Call on 2-Year interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Pay	2.100%	3-month USD-LIBOR	07/03/19	USD	4,037,500	5,249	(25,512)
Call on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Pay	1.000%	3-month USD-LIBOR	06/01/20	USD	18,640,000	25,532	(39,279)
Call on 2-Year Interest Rate Swap(5)	JPMorgan Chase Bank N.A.	Pay	2.150%	3-month USD-LIBOR	09/03/19	USD	2,270,000	2,429	(19,802)
Put on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.200%	3-month USD-LIBOR	06/11/20	USD	1,230,000	26,829	(16,908)
Put on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.400%	3-month USD-LIBOR	12/10/19	USD	700,000	5,093	(2,344)
Put on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	11/13/19	USD	3,430,000	11,916	(2,101)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 10-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	05/09/22	USD	2,550,000	$73,975	$(42,982)
Put on 10-year Interest Rate Swap(1)	Citibank N.A.	Receive	2.300%	3-month USD-LIBOR	06/15/20	USD	930,000	14,155	(10,172)
Put on 10-year Interest Rate Swap(1)	Goldman Sachs International	Receive	1.950%	3-month USD-LIBOR	09/26/19	USD	920,000	11,035	(11,050)
Put on 10-year Interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.550%	3-month USD-LIBOR	11/08/19	USD	1,070,000	11,743	(1,398)
Put on 10-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.800%	3-month USD-LIBOR	11/01/19	USD	600,000	2,970	(245)
Put on 10-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/13/24	USD	930,000	25,539	(21,991)
Put on 10-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/20/24	USD	930,000	22,714	(22,080)
Put on 10-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/13/24	USD	930,000	15,565	(13,195)
Put on 10-year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/20/24	USD	930,000	13,630	(13,264)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	2.650%	3-month USD-LIBOR	09/23/19	USD	635,000	4,524	(200)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	2.788%	3-month USD-LIBOR	03/08/21	USD	1,312,000	39,114	(10,123)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	3.050%	3-month USD-LIBOR	03/12/29	USD	700,000	37,135	(26,571)
Put on 10-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	3.870%	3-month USD-LIBOR	06/07/21	USD	1,770,000	34,676	(2,304)
Put on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.760%	3-month USD-LIBOR	06/10/20	USD	11,440,000	32,747	(21,264)
Put on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.150%	3-month USD-LIBOR	05/27/21	USD	14,860,000	41,682	(22,566)
Put on 1-Year Interest Rate Swap(1)	Citibank N.A.	Receive	2.350%	3-month USD-LIBOR	05/17/21	USD	10,930,000	21,669	(10,870)
Put on 1-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	2.320%	3-month USD-LIBOR	04/06/20	USD	11,505,000	24,448	(2,736)
Put on 1-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	2.350%	3-month USD-LIBOR	04/06/20	USD	11,505,000	24,506	(2,394)
Put on 1-Year Interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.400%	3-month USD-LIBOR	06/01/21	USD	18,400,000	33,304	(17,137)
Put on 2-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	3.500%	3-month USD-LIBOR	08/24/20	USD	3,560,000	12,015	(86)
Put on 2-year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.300%	3-month USD-LIBOR	09/06/19	USD	2,660,000	6,304	—
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.000%	6-month EUR- EURIBOR	06/14/21	EUR	1,010,000	2,747	(1,916)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.000%	6-month EUR- EURIBOR	06/14/21	EUR	1,040,000	2,873	(2,399)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.000%	6-month EUR- EURIBOR	06/25/21	EUR	1,140,000	2,605	(2,721)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.050%	6-month EUR- EURIBOR	06/10/21	EUR	2,310,000	5,817	(4,639)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.100%	6-month EUR- EURIBOR	03/29/21	EUR	4,470,000	15,550	(6,142)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.110%	6-month EUR- EURIBOR	05/17/21	EUR	2,262,400	7,485	(3,592)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.120%	6-month EUR- EURIBOR	04/08/21	EUR	6,960,000	26,460	(7,669)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.158%	6-month EUR- EURIBOR	03/12/21	EUR	4,250,000	15,335	(4,671)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.200%	6-month EUR- EURIBOR	01/23/20	EUR	2,210,000	2,591	(76)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.200%	6-month EUR- EURIBOR	01/31/20	EUR	1,200,000	1,075	(45)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.209%	6-month EUR- EURIBOR	02/15/21	EUR	4,250,000	18,597	(2,976)
Put on 2-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.550%	6-month EUR- EURIBOR	12/21/20	EUR	1,790,000	6,492	(467)
Put on 2-Year interest Rate Swap(3)	Citibank N.A.	Receive	0.000%	6-month EUR- EURIBOR	06/21/21	EUR	1,220,000	2,973	(2,365)
Put on 2-Year interest Rate Swap(3)	Citibank N.A.	Receive	0.100%	6-month EUR- EURIBOR	04/12/21	EUR	3,490,000	11,641	(5,027)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 2-Year interest Rate Swap(3)	Goldman Sachs International	Receive	0.000%	6-month EUR- EURIBOR	06/18/21	EUR	1,040,000	$2,410	$(2,432)
Put on 2-Year interest Rate Swap(3)	Goldman Sachs International	Receive	0.160%	6-month EUR- EURIBOR	04/12/21	EUR	3,490,000	11,750	(4,290)
Put on 2-Year interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Receive	0.600%	6-month EUR- EURIBOR	12/14/20	EUR	3,790,000	14,342	(833)
Put on 2-Year interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Receive	0.080%	6-month EUR-EURIBOR	05/31/21	EUR	1,490,000	4,347	(2,198)
Put on 2-Year interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Receive	0.150%	6-month EUR- EURIBOR	04/19/21	EUR	3,460,000	12,434	(4,481)
Put on 2-Year interest Rate Swap(1)	Barclays Bank PLC	Receive	2.900%	3-month USD-LIBOR	07/01/19	USD	3,870,000	4,838	—
Put on 2-Year interest Rate Swap(1)	Citibank N.A.	Receive	2.460%	3-month USD-LIBOR	02/26/20	USD	5,780,000	25,475	(1,321)
Put on 2-Year interest Rate Swap(1)	Citibank N.A.	Receive	3.250%	3-month USD-LIBOR	12/29/20	USD	3,130,000	11,425	(478)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	2.878%	3-month USD-LIBOR	04/14/20	USD	6,260,000	45,307	(373)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	2.888%	3-month USD-LIBOR	04/14/20	USD	270,000	2,205	(15)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	2.900%	3-month USD-LIBOR	05/29/20	USD	3,410,000	25,064	(271)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	2.938%	3-month USD-LIBOR	04/17/20	USD	260,000	1,985	(13)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	3.295%	3-month USD-LIBOR	11/07/19	USD	2,540,000	12,541	(2)
Put on 2-Year interest Rate Swap(1)	Deutsche Bank AG	Receive	3.400%	3-month USD-LIBOR	02/24/20	USD	2,590,000	9,454	(12)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	2.800%	3-month USD-LIBOR	01/03/20	USD	1,910,000	4,450	(46)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	2.878%	3-month USD-LIBOR	04/14/20	USD	260,000	2,150	(15)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	2.888%	3-month USD-LIBOR	04/14/20	USD	6,270,000	45,301	(359)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	3.150%	3-month USD-LIBOR	05/05/20	USD	2,100,000	11,602	(53)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	3.350%	3-month USD-LIBOR	05/29/20	USD	2,890,000	10,512	(44)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	3.450%	3-month USD-LIBOR	06/08/20	USD	2,870,000	11,882	(33)
Put on 2-Year interest Rate Swap(1)	Goldman Sachs International	Receive	3.500%	3-month USD-LIBOR	06/15/20	USD	1,820,000	6,780	(19)
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.436%	3-month USD-LIBOR	02/01/21	USD	3,300,000	26,341	(4,686)
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.550%	3-month USD-LIBOR	09/03/19	USD	2,270,000	1,884	(9)
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.561%	3-month USD-LIBOR	07/31/19	USD	4,240,000	11,943	—
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.600%	3-month USD-LIBOR	09/23/19	USD	3,100,000	2,248	(22)
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.700%	3-month USD-LIBOR	08/26/19	USD	2,920,000	3,329	(1)
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.900%	3-month USD-LIBOR	07/03/19	USD	12,112,500	13,263	—
Put on 2-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	2.950%	3-month USD-LIBOR	07/08/19	USD	6,470,000	7,764	—
Put on 2-Year interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.550%	3-month USD-LIBOR	10/10/19	USD	1,770,000	1,929	(33)
Put on 2-Year interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.550%	3-month USD-LIBOR	10/11/19	USD	1,770,000	1,956	(35)
Put on 2-Year interest Rate Swap(1)	Morgan Stanley & Co. International PLC	Receive	2.900%	3-month USD-LIBOR	07/03/19	USD	4,037,500	3,432	—
Put on 30-year Interest Rate Swap(1)	Barclays Bank PLC	Receive	2.850%	3-month USD-LIBOR	06/11/20	USD	930,000	12,490	(8,636)
Put on 5-Year interest Rate Swap(3)	Barclays Bank PLC	Receive	0.600%	6-month EUR- EURIBOR	07/31/19	EUR	100,000	70	—
								$1,401,330	$(1,397,641)

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

At June 30, 2019, the following over-the-counter purchased interest rate floors were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Expiration Date	Notional Amount	Cost	Fair Value
Call Option-Max [0, Exercise Rate)- 5-Year Swap Rate]	Goldman Sachs International	0.400%	Pay	06/29/20	USD 4,630,000	$3,704	$3,331
						$3,704	$3,331

At June 30, 2019, the following over-the-counter purchased interest rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Expiration Date	Notional Amount		Cost	Fair Value
Call Option-Max [0, 5-Year Swap Rate)-Exercise Rate]	Goldman Sachs International	0.350%	Pay	07/26/19	USD	17,000,000	$8,585	$20,444
Call Option-Max [0, 5-Year Swap Rate)-Exercise Rate]	Goldman Sachs International	0.450%	Pay	10/03/19	USD	3,225,000	2,703	2,888
							$11,288	$23,332

At June 30, 2019, the following over-the-counter written interest rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call Option-Max [0, 5-Year Swap Rate)-Exercise Rate]	Goldman Sachs International	0.450%	Pay	07/26/19	USD	17,000,000	$3,910	$(7,273)
Call Option-Max [0, 5-Year Swap Rate)-Exercise Rate]	Goldman Sachs International	0.550%	Pay	10/03/19	USD	3,225,000	1,543	(1,464)
							$5,453	$(8,737)

At June 30, 2019, the following over-the-counter written interest rate floors were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call Option-Max [0, Exercise Rate)- 5-Year Swap Rate]	Goldman Sachs International	0.300%	Pay	06/29/20	USD 9,260,000	$4,630	$(3,859)
						$4,630	$(3,859)

(1)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index semi-annually.
(3)	Portfolio receives the exercise rate annually and pays the floating rate index semi-annually.
(4)	Portfolio pays the exercise rate semi-annually and receives the floating rate index semi-annually.
(5)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(6)	Portfolio pays the exercise rate annually and receives the floating rate index semi-annually.

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — EU Euro

GBP — British Pound

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2019 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$1,745,144
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	64,600
Interest rate contracts	Net Assets- Unrealized appreciation**	801,401
Interest rate contracts	Net Assets- Unrealized appreciation***	1,968,785
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,527,940
Total Asset Derivatives		$6,107,870
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$483,347
Interest rate contracts	Net Assets- Unrealized depreciation**	764,167
Interest rate contracts	Net Assets- Unrealized depreciation***	4,681,589
Interest rate contracts	Written options, at fair value	1,511,899
Total Liability Derivatives		$7,441,002

*	Includes purchased options.
**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.
***	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$—	$704,079	$—	$—	$—	$704,079
Interest rate contracts	78,947	—	(223,769)	(290,833)	(171,794)	(607,449)
Total	$78,947	$704,079	$(223,769)	$(290,833)	$(171,794)	$96,630

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$—	$(421,171)	$—	$—	$—	$(421,171)
Interest rate contracts	388,133	—	(254,589)	(803,742)	(24,703)	(694,901)
Total	$388,133	$(421,171)	$(254,589)	$(803,742)	$(24,703)	$(1,116,072)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:

	ANZ Bank	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Common- wealth Bank of Australia	Deutsche Bank AG	Goldman Sachs Interna- tional	HSBC Bank PLC	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. Interna- tional PLC	Nat- West Markets	Nomura Interna- tional PLC	The Bank of New York Mellon	The Common- wealth Bank of Australia	The Northern Trust Company	Toronto Dominion Securities	UBS AG	Westpac Banking Corp.	Totals
Assets:
Purchased options	$—	$—	$796,734	$—	$105,226	$—	$151,583	$58,864	$—	$70,177	$372,745	$—	$—	$—	$—	$ —	$ —	$ 65,379	$ —	$ 1,620,708
Forward foreign currency contracts	—	760	21,068	4,224	1,793	4,839	—	2	16,630		124	969					1,141	5,813	7,237	64,600
OTC Inflation-linked swaps	—	—	867,330	—	660,610	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,527,940
Total Assets	$—	$760	$1,685,132	$4,224	$767,629	$4,839	$151,583	$58,866	$16,630	$70,177	$372,869	$969	$—	$—	$—	$ —	$ 1,141	$ 71,192	$ 7,237	$ 3,213,248
Liabilities:
Forward foreign currency contracts	$184,256	$801	$39,212	$350	$18,419	$1,932	$627	$17,042	$206,241	$1,120	$375	$905	$515	$1,015	$3,298	$ 136	$ —	$ 7,103	$ —	$ 483,347
Written options	—	—	609,477	—	126,850	—	189,970	47,243	—	295,301	141,396	—	—	—	—	—	—	—	—	1,410,237
Total Liabilities	$184,256	$801	$648,689	$350	$145,269	$1,932	$190,597	$64,285	$206,241	$296,421	$141,771	$905	$515	$1,015	$3,298	$ 136	$ —	$ 7,103	$ —	$ 1,893,584
Net OTC derivative instruments by counterparty, at fair value	$(184,256)	$(41)	$1,036,443	$3,874	$622,360	$2,907	$(39,014)	$(5,419)	$(189,611)	$(226,244)	$231,098	$64	$(515)	$(1,015)	$(3,298)	$ (136)	$ 1,141	$ 64,089	$ 7,237	$ 1,319,664
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$(820,000)	$—	$(622,360)	$—	$10,000	$—	$—	$—	$(210,000)	$—	$—	$—	$—	$ —	$ —	$ —	$ —	$ (1,642,360)
Net Exposure(1)(2)	$(184,256)	$(41)	$216,443	$3,874	$—	$2,907	$(29,014)	$(5,419)	$(189,611)	$(226,244)	$21,098	$64	$(515)	$(1,015)	$(3,298)	$ (136)	$ 1,141	$ 64,089	$ 7,237	$ (322,696)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At June 30, 2019, the Portfolio had received $670,000 and $20,000 in cash collateral from Citibank N.A. and JPMorgan Chase Bank N.A., respectively. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $271,197,283.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$14,955,938
Gross Unrealized Depreciation	(7,297,380)
Net Unrealized Appreciation	$7,658,558

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED)

Investment Type Allocation
as of June 30, 2019
(as a percentage of net assets)

Corporate Bonds/Notes	38.2%
U.S. Government Agency Obligations	36.7%
Asset-Backed Securities	13.1%
Collateralized Mortgage Obligations	2.5%
Municipal Bonds	2.0%
Sovereign Bonds	1.1%
U.S. Treasury Obligations	1.1%
Commercial Mortgage-Backed Securities	0.6%
Assets in Excess of Other Liabilities*	4.7%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 38.2%
		Basic Materials: 1.6%
125,000	(1)	Glencore Funding LLC, 4.125%, 03/12/2024	$129,809	0.1
415,000	(1)	Glencore Funding LLC, 4.625%, 04/29/2024	439,079	0.2
475,000	(1)	Syngenta Finance NV, 3.698%, 04/24/2020	478,383	0.3
495,000	(1)	Syngenta Finance NV, 3.933%, 04/23/2021	504,022	0.3
1,271,000		Other Securities	1,322,586	0.7
			2,873,879	1.6

		Communications: 5.4%
1,975,000		AT&T, Inc., 3.000%–5.150%, 03/15/2022–03/15/2042	2,071,865	1.1
1,349,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%–4.908%, 07/23/2020–07/23/2025	1,431,729	0.8
675,000		Comcast Corp., 3.700%, 04/15/2024	716,557	0.4
510,000		Comcast Corp., 3.150%–4.250%, 02/01/2027–10/15/2030	557,967	0.3
125,000	(1)	Fox Corp., 4.030%, 01/25/2024	132,985	0.1
100,000	(1)	Fox Corp., 4.709%, 01/25/2029	111,649	0.0
200,000	(1)	Intelsat Jackson Holdings SA, 8.500%, 10/15/2024	199,000	0.1
908,000		Verizon Communications, Inc., 3.875%–5.250%, 09/21/2028–04/15/2049	1,046,632	0.6
600,000		Vodafone Group PLC, 3.750%, 01/16/2024	628,536	0.4
550,000	(1)	Walt Disney Co/The, 4.000%, 10/01/2023	587,053	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
100,000	(1)	Walt Disney Co/The, 6.150%, 03/01/2037	$135,916	0.1
2,048,000		Other Securities	2,146,097	1.2
			9,765,986	5.4

		Consumer, Cyclical: 0.9%
1,600,000		Other Securities	1,693,272	0.9

		Consumer, Non-cyclical: 6.3%
725,000		AbbVie, Inc., 3.375%–3.750%, 11/14/2021–11/14/2023	745,237	0.4
150,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	165,206	0.1
800,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	862,231	0.5
325,000		Anheuser-Busch InBev Worldwide, Inc., 4.600%–4.750%, 01/23/2029–04/15/2048	362,636	0.2
200,000	(1)	Bacardi Ltd., 5.300%, 05/15/2048	210,604	0.1
150,000	(1)	Bausch Health Americas, Inc., 9.250%, 04/01/2026	168,195	0.1
150,000	(1)	Bausch Health Cos, Inc., 9.000%, 12/15/2025	168,158	0.1
350,000	(1)	Bayer US Finance II LLC, 3.875%, 12/15/2023	362,874	0.2
357,000		Becton Dickinson and Co., 3.194%, (US0003M + 0.875%), 12/29/2020	357,059	0.2
773,000		Becton Dickinson and Co., 2.894%–4.685%, 06/06/2022–06/06/2047	802,614	0.4
900,000	(1)	Cigna Corp., 3.750%, 07/15/2023	937,154	0.5
400,000		Constellation Brands, Inc., 3.218%, (US0003M + 0.700%), 11/15/2021	400,222	0.2
600,000		Constellation Brands, Inc., 3.700%–4.400%, 05/01/2023–12/06/2026	643,159	0.4
600,000		CVS Health Corp., 3.375%, 08/12/2024	614,710	0.3
675,000		CVS Health Corp., 3.500%–5.050%, 07/20/2022–03/25/2048	702,402	0.4
100,000	(1)	Elanco Animal Health, Inc., 4.272%, 08/28/2023	104,982	0.1
75,000	(1)	Mars, Inc., 2.700%, 04/01/2025	76,537	0.0
150,000	(1)	Mars, Inc., 3.200%, 04/01/2030	155,909	0.1
300,000	(1)	Post Holdings, Inc., 5.750%, 03/01/2027	311,250	0.2
200,000	(1)	Refinitiv US Holdings, Inc., 6.250%, 05/15/2026	206,200	0.1

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,955,000		Other Securities	$3,100,817	1.7
			11,458,156	6.3

		Energy: 4.8%
850,000		Continental Resources, Inc./OK, 4.500%, 04/15/2023	893,495	0.5
375,000	(1)	Diamondback Energy, Inc., 4.750%, 11/01/2024	386,250	0.2
925,000		Energy Transfer Operating L.P., 4.200%–6.000%, 06/01/2021–06/15/2048	994,819	0.6
675,000		EQM Midstream Partners L.P., 4.750%, 07/15/2023	700,075	0.4
240,000	(2),(3)	Petroleos de Venezuela SA, 5.375%, 04/12/2027	36,000	0.0
1,840,000	(2),(3)	Petroleos de Venezuela SA, 0.000%, 10/28/2022	220,800	0.1
775,000		Sabine Pass Liquefaction LLC, 5.000%–6.250%, 03/15/2022–03/15/2027	855,038	0.5
4,334,000		Other Securities	4,580,630	2.5
			8,667,107	4.8

		Financial: 12.9%
875,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%–4.875%, 07/01/2022–01/16/2024	909,021	0.5
675,000		Bank of America Corp., 3.248%, 10/21/2027	691,871	0.4
1,400,000	(4)	Bank of America Corp., 3.864%–6.110%, 07/23/2024–01/29/2037	1,515,342	0.8
375,000	(1)	BNP Paribas SA, 3.375%, 01/09/2025	381,613	0.2
550,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	565,946	0.3
250,000	(1)	BPCE SA, 4.625%, 09/12/2028	276,413	0.2
575,000		Citibank NA, 3.050%, 05/01/2020	578,177	0.3
1,000,000		Citigroup, Inc., 3.400%–4.600%, 03/09/2026–07/25/2028	1,051,635	0.6
300,000		Cooperatieve Rabobank UA/NY, 3.016%, (US0003M + 0.430%), 04/26/2021	301,047	0.2
200,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	220,625	0.1
250,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	263,965	0.2
200,000	(1),(4)	Credit Suisse Group AG, 7.250%, 12/31/2199	215,171	0.1
250,000		Credit Suisse Group Funding Guernsey Ltd., 4.550%, 04/17/2026	272,005	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
125,000	(1)	Great-West Lifeco Finance 2018 L.P., 4.047%, 05/17/2028	$137,240	0.1
200,000		HSBC Holdings PLC, 3.520%, (US0003M + 1.000%), 05/18/2024	200,649	0.1
775,000	(4)	HSBC Holdings PLC, 3.262%–3.803%, 03/13/2023–03/11/2025	796,671	0.4
975,000	(4)	JPMorgan Chase & Co., 4.023%, 12/05/2024	1,035,910	0.6
1,850,000	(4)	JPMorgan Chase & Co., 2.950%–3.960%, 01/15/2023–01/23/2029	1,916,594	1.0
500,000		Morgan Stanley, 3.981%, (US0003M + 1.400%), 10/24/2023	509,842	0.3
975,000	(4)	Morgan Stanley, 3.700%–4.431%, 04/24/2024–01/23/2030	1,035,142	0.6
200,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.850%, 09/30/2047	205,817	0.1
100,000	(1)	Nuveen LLC, 4.000%, 11/01/2028	109,763	0.1
750,000	(4)	Royal Bank of Scotland Group PLC, 3.498%–4.519%, 05/15/2023–06/25/2024	774,452	0.4
475,000	(1),(4)	Standard Chartered PLC, 4.247%, 01/20/2023	490,647	0.3
100,000	(1)	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/2044	117,052	0.1
225,000	(1)	UBS Group Funding Switzerland AG, 3.000%, 04/15/2021	227,076	0.1
750,000		Wells Fargo & Co., 3.000%, 10/23/2026	758,633	0.4
7,477,000		Other Securities	7,733,904	4.3
			23,292,223	12.9

		Industrial: 1.3%
200,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	211,500	0.1
150,000	(1)	Avolon Holdings Funding Ltd., 3.950%, 07/01/2024	153,874	0.1
100,000	(1)	Bombardier, Inc., 7.500%, 03/15/2025	100,655	0.1
200,000	(1)	Mexico City Airport Trust, 5.500%, 10/31/2046	200,250	0.1
950,000		Northrop Grumman Corp., 2.930%–4.750%, 01/15/2025–06/01/2043	982,829	0.5
150,000		United Technologies Corp., 3.175%, (US0003M + 0.650%), 08/16/2021	150,097	0.1

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
425,000		Other Securities	$444,203	0.3
			2,243,408	1.3

		Technology: 3.1%
725,000		Apple, Inc., 2.450%, 08/04/2026	724,085	0.4
350,000		Apple, Inc., 2.750%, 01/13/2025	357,869	0.2
1,150,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.650%–3.625%, 01/15/2022–01/15/2025	1,151,010	0.6
400,000	(1)	Broadcom, Inc., 3.125%, 10/15/2022	402,343	0.2
325,000	(1)	Broadcom, Inc., 3.625%, 10/15/2024	326,937	0.2
250,000	(1)	Broadcom, Inc., 4.250%, 04/15/2026	253,481	0.2
225,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	242,660	0.1
50,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	55,182	0.0
100,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	126,532	0.1
150,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.875%, 06/18/2026	153,933	0.1
400,000	(1)	NXP BV / NXP Funding LLC, 3.875%, 09/01/2022	412,296	0.2
1,285,000		Other Securities	1,361,265	0.8
			5,567,593	3.1

		Utilities: 1.9%
125,000	(1)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	129,853	0.1
50,000	(1)	Alliant Energy Finance LLC, 4.250%, 06/15/2028	52,903	0.0
275,000	(5)	Dominion Energy, Inc., 3.071%, 08/15/2024	277,236	0.2
275,000	(1)	NRG Energy, Inc., 3.750%, 06/15/2024	282,639	0.2
400,000		Sempra Energy, 3.097%, (US0003M + 0.500%), 01/15/2021	398,796	0.2
450,000	(1)	Vistra Operations Co. LLC, 3.550%, 07/15/2024	452,938	0.2
1,805,000		Other Securities	1,866,410	1.0
			3,460,775	1.9

		Total Corporate Bonds/Notes (Cost $66,645,364)	69,022,399	38.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.5%
244,905	(6)	Fannie Mae REMIC Trust 2011–124 SC, 4.146%, (–1.000*US0001M + 6.550%), 12/25/2041	43,794	0.0
Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
727,157	(6)	Freddie Mac 4583 ST, 3.606%, (-1.000*US0001M + 6.000%), 05/15/2046	$127,793	0.1
428,766	(6)	Freddie Mac REMIC Trust 4320 SD, 3.706%, (-1.000*US0001M + 6.100%), 07/15/2039	70,615	0.0
261,858	(6)	Freddie Mac Strips Series 304 C45, 3.000%, 12/15/2027	18,919	0.0
953,355	(6)	Ginnie Mae 2015–111 IM, 4.000%, 08/20/2045	127,226	0.1
406,644	(6)	Ginnie Mae 2015–119 SN, 3.867%, (-1.000*US0001M + 6.250%), 08/20/2045	65,260	0.0
376,047	(6)	Ginnie Mae 2016-138 GI, 4.000%, 10/20/2046	55,203	0.0
293,706	(6)	Ginnie Mae Series 2010-20 SE, 3.867%, (-1.000*US0001M + 6.250%), 02/20/2040	52,847	0.0
64,137	(6)	Ginnie Mae Series 2013-134 DS, 3.717%, (-1.000*US0001M + 6.100%), 09/20/2043	11,273	0.0
186,372	(6)	Ginnie Mae Series 2013-152 SG, 3.767%, (-1.000*US0001M + 6.150%), 06/20/2043	32,458	0.0
425,346	(6)	Ginnie Mae Series 2013-181 SA, 3.717%, (-1.000*US0001M + 6.100%), 11/20/2043	76,378	0.1
414,343	(6)	Ginnie Mae Series 2013-183 NI, 4.500%, 10/20/2042	33,712	0.0
607,580	(6)	Ginnie Mae Series 2014-132 SL, 3.717%, (-1.000*US0001M + 6.100%), 10/20/2043	79,285	0.1
307,082	(6)	Ginnie Mae Series 2014-133 BS, 3.217%, (-1.000*US0001M + 5.600%), 09/20/2044	46,976	0.0
644,494	(6)	Ginnie Mae Series 2015-110 MS, 3.327%, (-1.000*US0001M + 5.710%), 08/20/2045	92,167	0.1
193,359	(6)	Ginnie Mae Series 2015-159 HS, 3.817%, (-1.000*US0001M + 6.200%), 11/20/2045	30,281	0.0
842,616	(6)	Ginnie Mae Series 2015-95 GI, 4.500%, 07/16/2045	163,325	0.1
411,892	(6)	Ginnie Mae Series 2016-27 IA, 4.000%, 06/20/2045	45,737	0.0
456,443	(6)	Ginnie Mae Series 2016-4 SM, 3.267%, (-1.000*US0001M + 5.650%), 01/20/2046	69,049	0.1

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
GBP 302,458		Harben Finance 2017-1X A Plc, 1.604%, (BP0003M + 0.800%), 08/20/2056	$384,634	0.2
GBP 424,760		London Wall Mortgage Capital PLC 2017-FL1 A, 1.656%, (BP0003M + 0.850%), 11/15/2049	540,432	0.3
EUR 370,607	(1)	Magnolia Finance XI DAC, 2.750%, (EUR003M + 2.750%), 04/20/2020	421,969	0.2
GBP 125,003		Ripon Mortgages PLC 1X A1, 1.604%, (BP0003M + 0.800%), 08/20/2056	158,732	0.1
GBP 1,078,148		Ripon Mortgages PLC 1X A2, 1.604%, (BP0003M + 0.800%), 08/20/2056	1,369,063	0.8
250,000	(1),(7)	Station Place Securitization Trust 2015-2 AR, 2.951%, (US0001M + 0.550%), 05/15/2021	250,000	0.1
14,583		WaMu Mortgage Pass-Through Certificates Series 2006-AR9 1A, 3.504%, (12MTA + 1.000%), 08/25/2046	13,664	0.0
208,330		Other Securities	185,623	0.1

		Total Collateralized Mortgage Obligations (Cost $4,797,354)	4,566,415	2.5

MUNICIPAL BONDS: 2.0%
		California: 0.6%
750,000		Other Securities	1,111,212	0.6

		Illinois: 1.2%
924,000		City of Chicago IL, 7.750%, 01/01/2042	1,190,685	0.7
735,000		State of Illinois, 5.100%, 06/01/2033	774,631	0.4
175,000		State of Illinois, 6.630%-7.350%, 02/01/2035– 07/01/2035	205,092	0.1
			2,170,408	1.2

		Minnesota: 0.1%
104,922		Northstar Education Finance, Inc., 1.414%, (US0003M + 0.100%), 04/28/2030	104,491	0.1

		Puerto Rico: 0.1%
279,000		Other Securities	278,318	0.1

		Total Municipal Bonds (Cost $3,383,597)	3,664,429	2.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.6%
799,526	(1)	Exantas Capital Corp. 2018-RSO6 A Ltd., 3.224%, (US0001M + 0.830%), 06/15/2035	800,527	0.5
Principal Amount†			Value	Percentage of Net Assets

COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
202,947	(1)	TPG Real Estate Finance 2018-FL-1 A Issuer Ltd., 3.144%, (US0001M + 0.750%), 02/15/2035	$203,012	0.1

		Total Commercial Mortgage-Backed Securities (Cost $1,002,473)	1,003,539	0.6

SOVEREIGN BONDS: 1.1%
220,000	(1)	Dominican Republic International Bond, 6.400%, 06/05/2049	230,727	0.1
10,774,000		Other Securities	1,814,027	1.0

		Total Sovereign Bonds (Cost $2,187,718)	2,044,754	1.1

ASSET-BACKED SECURITIES: 13.1%
		Other Asset-Backed Securities: 6.9%
1,000,000	(1)	Catamaran CLO 2013-1A AR Ltd., 3.432%, (US0003M + 0.850%), 01/27/2028	995,565	0.6
2,250,000	(1)	CBAM 2018-5A A Ltd., 3.608%, (US0003M + 1.020%), 04/17/2031	2,222,035	1.2
1,300,000	(1)	Crown Point CLO III Ltd. 2015-3A A1AR, 3.507%, (US0003M + 0.910%), 12/31/2027	1,299,879	0.7
800,000	(1)	KREF 2018-FL1 A Ltd., 3.494%, (US0001M + 1.100%), 06/15/2036	800,850	0.5
1,050,000	(1)	OCP CLO 2015-9A A1R Ltd., 3.397%, (US0003M + 0.800%), 07/15/2027	1,049,805	0.6
600,000	(1)	Orec 2018-CRE1 A Ltd., 3.574%, (US0001M + 1.180%), 06/15/2036	600,408	0.3
251,685	(1)	Ready Capital Mortgage Financing 2018-FL2 A LLC, 3.280%, (US0001M + 0.850%), 06/25/2035	250,927	0.1
2,150,000	(1)	Saranac CLO Ltd 2014-2A A1AR, 3.750%, (US0003M + 1.230%), 11/20/2029	2,148,385	1.2
1,000,000		Soundview Home Loan Trust 2005-2 M6, 3.484%, (US0001M + 1.080%), 07/25/2035	1,018,486	0.6
975,000	(1)	TPG Real Estate Finance 2018-FL2 A Issuer Ltd., 3.524%, (US0001M + 1.130%), 11/15/2037	977,437	0.5
1,110,000	(1)	Tryon Park CLO Ltd. 2013-1A A1SR, 3.487%, (US0003M + 0.890%), 04/15/2029	1,104,988	0.6
			12,468,765	6.9

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: 6.2%
947,758	(1)	Academic Loan Funding Trust 2012-1A A2, 3.504%, (US0001M + 1.100%), 12/27/2044	$960,279	0.5
122,479	(1)	Bank of America Student Loan Trust 2010-1A A, 3.380%, (US0003M + 0.800%), 02/25/2043	123,124	0.1
640,458	(1)	ECMC Group Student Loan Trust 2016-1, 3.754%, (US0001M + 1.350%), 07/26/2066	646,444	0.3
1,100,000	(1)	EFS Volunteer No 2 LLC 2012-1 A2, 3.754%, (US0001M + 1.350%), 03/25/2036	1,107,506	0.6
617,284	(1)	EFS Volunteer No 3 LLC 2012-1 A3, 3.430%, (US0001M + 1.000%), 04/25/2033	616,520	0.3
1,368,228	(1)	Navient Student Loan Trust 2016-5A A, 3.654%, (US0001M + 1.250%), 06/25/2065	1,385,237	0.8
1,100,000	(1)	Nelnet Student Loan Trust 2006-2 A7, 3.160%, (US0003M + 0.580%), 01/26/2037	1,066,487	0.6
668,796	(1)	Pennsylvania Higher Education Association Student Loan Trust 2016-1, 3.554%, (US0001M + 1.150%), 09/25/2065	675,131	0.4
226,284	(1)	Scholar Funding Trust 2010-A A, 3.332%, (US0003M + 0.750%), 10/28/2041	222,236	0.1
520,074	(1)	SLM Student Loan Trust 2003-1 A5A, 2.520%, (US0003M + 0.110%), 12/15/2032	489,884	0.3
672,786	(1)	SLM Student Loan Trust 2003-7A A5A, 3.610%, (US0003M + 1.200%), 12/15/2033	672,404	0.4
430,204		SLM Student Loan Trust 2005-4 A3, 2.700%, (US0003M + 0.120%), 01/25/2027	427,676	0.2
195,607		SLM Student Loan Trust 2007-1 A5, 2.670%, (US0003M + 0.090%), 01/26/2026	195,016	0.1
700,527		SLM Student Loan Trust 2007-2 A4, 2.640%, (US0003M + 0.060%), 07/25/2022	684,512	0.4
337,177		SLM Student Loan Trust 2007-7 A4, 2.910%, (US0003M + 0.330%), 01/25/2022	330,932	0.2
Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
122,872		SLM Student Loan Trust 2008-2 A3, 3.330%, (US0003M + 0.750%), 04/25/2023	$122,274	0.1
338,260		SLM Student Loan Trust 2008-4 A4, 4.230%, (US0003M + 1.650%), 07/25/2022	342,280	0.2
533,141		SLM Student Loan Trust 2008-5 A4, 4.280%, (US0003M + 1.700%), 07/25/2023	539,899	0.3
480,248		SLM Student Loan Trust 2008-6 A4, 3.680%, (US0003M + 1.100%), 07/25/2023	480,649	0.2
190,093		SLM Student Loan Trust 2008-8 A4, 4.080%, (US0003M + 1.500%), 04/25/2023	192,034	0.1
			11,280,524	6.2

		Total Asset-Backed Securities (Cost $23,653,317)	23,749,289	13.1

U.S. TREASURY OBLIGATIONS: 1.1%
		Treasury Inflation Indexed Protected Securities: 1.1%
1,822,310		0.750%, 07/15/2028	1,899,651	1.1

		Total U.S. Treasury Obligations (Cost $1,779,384)	1,899,651	1.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 36.7%
		Federal Home Loan Mortgage Corporation: 1.2%(8)
72,125		4.000%, 02/01/2041	76,119	0.1
39,711		4.000%, 02/01/2041	41,913	0.0
1,887,765		4.500%, 08/01/2048	2,031,128	1.1
			2,149,160	1.2

		Government National Mortgage Association: 27.4%
10,000,000	(9)	3.500%, 07/01/2048	10,327,344	5.7
16,000,000	(9)	4.500%, 07/01/2044	16,679,687	9.2
806,712		4.500%, 02/20/2048	848,055	0.5
826,842		4.500%, 04/20/2048	866,077	0.5
1,998,258		4.500%, 05/20/2048	2,084,233	1.2
1,798,694		4.500%, 08/20/2048	1,879,881	1.0
10,733,355		4.500%, 09/20/2048	11,220,950	6.2
3,792,299		5.000%, 01/20/2049	3,967,754	2.2
985,531		5.000%, 02/20/2049	1,034,808	0.6
469,125		4.000%-5.000%, 10/20/2043-01/20/2049	492,848	0.3
			49,401,637	27.4

		Uniform Mortgage-Backed Security: 8.1%
791,402		4.000%, 02/01/2048	833,440	0.5
1,047,629		4.000%, 03/01/2048	1,103,278	0.6
936,300		4.000%, 06/01/2048	990,612	0.5
933,310		4.000%, 06/01/2048	988,024	0.5
1,000,000	(9)	4.000%, 07/25/2049	1,033,379	0.6

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Uniform Mortgage-Backed Security: (continued)
6,000,000	(9)	4.500%, 07/25/2049	$6,270,117	3.5
3,272,521		4.000%–4.500%, 04/01/2045–07/01/2048	3,477,362	1.9
			14,696,212	8.1
		Total U.S. Government Agency Obligations (Cost $65,783,342)	66,247,009	36.7
		Total Long-Term Investments (Cost $169,232,549)	172,197,485	95.3

SHORT-TERM INVESTMENTS: 20.5%
		Commercial Paper: 5.2%
2,500,000		Essilorluxotti, 0.000%, 10/24/2019	2,480,743	1.4
2,000,000		International, 0.000%, 10/15/2019	1,985,769	1.1
2,000,000		Mitsubish, 0.000%, 08/02/2019	1,995,392	1.1
1,000,000		Natixis Disc C, 0.000%, 07/24/2019	998,293	0.5
750,000		VW Credit, Inc., 0.000%, 12/06/2019	741,172	0.4
1,300,000		VW Credit, Inc., 0.000%, 03/30/2020	1,272,661	0.7
			9,474,030	5.2

		U.S. Treasury Bills: 9.6%
10,000,000	(10)	United States Treasury Bill, 2.080%, 08/20/2019	9,971,163	5.5
7,500,000	(10)	United States Treasury Bill, 2.350%, 11/14/2019	7,442,122	4.1
			17,413,285	9.6

Shares			Value	Percentage of Net Assets

		Mutual Funds: 5.7%
10,235,514	(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $10,235,514)	10,235,514	5.7

		Total Short-Term Investments (Cost $37,111,159)	37,122,829	20.5
		Total Investments in Securities (Cost $206,343,708)	$209,320,314	115.8

		Liabilities in Excess of Other Assets	(28,618,416)	(15.8)
		Net Assets	$180,701,898	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2019.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Defaulted security
(3)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of $256,800 or 0.1% of net assets. Please refer to the table below for additional details.
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(5)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2019.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(9)	Settlement is on a when-issued or delayed-delivery basis.
(10)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2019.
(11)	Rate shown is the 7-day yield as of June 30, 2019.
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso
ZAR	South African Rand
Reference Rate Abbreviations:
12MTA            12-month Treasury Average
BP0003M        3-month GBP-LIBOR
EUR003M        3-month EURIBOR
US0001M        1-month LIBOR
US0003M        3-month LIBOR

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$69,022,399	$—	$69,022,399
Collateralized Mortgage Obligations	—	4,316,415	250,000	4,566,415
Municipal Bonds	—	3,664,429	—	3,664,429
Commercial Mortgage-Backed Securities	—	1,003,539	—	1,003,539
U.S. Treasury Obligations	—	1,899,651	—	1,899,651
Asset-Backed Securities	—	23,749,289	—	23,749,289
U.S. Government Agency Obligations	—	66,247,009	—	66,247,009
Sovereign Bonds	—	2,044,754	—	2,044,754
Short-Term Investments	10,235,514	26,887,315	—	37,122,829
Total Investments, at fair value	$10,235,514	$198,834,800	$250,000	$209,320,314
Other Financial Instruments+
Centrally Cleared Swaps	—	766,756	—	766,756
Forward Foreign Currency Contracts	—	739,306	—	739,306
Futures	1,112,912	—	—	1,112,912
Total Assets	$11,348,426	$200,340,862	$250,000	$211,939,288
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(598,510)	$—	$(598,510)
Forward Foreign Currency Contracts	—	(596,353)	—	(596,353)
Futures	(151,537)	—	—	(151,537)
OTC Swaps	—	(130,757)	—	(130,757)
Total Liabilities	$(151,537)	$(1,325,620)	$—	$(1,477,157)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2019, VY® Goldman Sachs Bond Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Petroleos de Venezuela SA	8/15/2017	$ 76,847	$ 36,000
Petroleos de Venezuela SA	5/15/2017	619,558	220,800
		$696,405	$256,800

At June 30, 2019, the following forward foreign currency contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL 552,376	USD 141,941	Bank of America N.A.	07/02/19	$1,909
USD 160,073	BRL 618,543	Bank of America N.A.	07/02/19	(1,008)
USD 160,046	BRL 628,684	Bank of America N.A.	07/02/19	(3,676)
USD 1,189,082	EUR 1,056,157	Bank of America N.A.	07/10/19	(12,696)
USD 189,341	ARS 8,171,963	Bank of America N.A.	07/12/19	(27)
RUB 8,273,031	USD 126,975	Bank of America N.A.	07/30/19	3,392
USD 323,588	RUB 20,381,176	Bank of America N.A.	07/30/19	2,419
RUB 10,264,584	USD 156,103	Bank of America N.A.	07/30/19	5,647
CAD 1,473,397	USD 1,112,703	Bank of America N.A.	08/02/19	13,257
AUD 265,986	USD 185,252	Bank of America N.A.	08/02/19	1,693
MXN 2,082,893	USD 107,865	Bank of America N.A.	08/05/19	31
EUR 330,352	SEK 3,515,324	Bank of America N.A.	08/05/19	(2,831)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP 97,034	USD 121,765	Bank of America N.A.	08/05/19	$1,677
CNH 2,167,764	USD 312,402	Bank of America N.A.	08/05/19	3,083
HUF 24,019,010	PLN 317,601	Bank of America N.A.	08/05/19	(414)
USD 665,288	GBP 521,262	Bank of America N.A.	08/05/19	2,166
PLN 486,077	EUR 113,814	Bank of America N.A.	08/05/19	519
GBP 1,139	USD 1,453	Bank of America N.A.	08/05/19	(4)
NZD 245,876	USD 160,351	Bank of America N.A.	08/05/19	4,958
SGD 174,221	USD 128,754	Bank of America N.A.	08/05/19	95
CAD 1,473,397	USD 1,113,410	Bank of America N.A.	09/18/19	13,337
SEK 3,515,324	EUR 330,247	Bank of America N.A.	09/18/19	2,815
AUD 265,986	USD 185,489	Bank of America N.A.	09/18/19	1,693
PLN 317,601	HUF 24,018,598	Bank of America N.A.	09/18/19	262
USD 1,185,444	CAD 1,558,291	Bank of America N.A.	09/18/19	(6,223)
NZD 245,876	USD 160,469	Bank of America N.A.	09/18/19	4,958
USD 1,113,410	CAD 1,473,397	Bank of America N.A.	09/18/19	(13,337)
EUR 113,814	PLN 487,250	Bank of America N.A.	09/18/19	(504)
PLN 487,250	EUR 113,814	Bank of America N.A.	09/18/19	504
MXN 2,098,210	USD 107,865	Bank of America N.A.	09/18/19	7
USD 312,402	CNH 2,168,857	Bank of America N.A.	09/18/19	(3,113)
HUF 24,018,598	PLN 317,601	Bank of America N.A.	09/18/19	(262)
USD 185,489	AUD 265,986	Bank of America N.A.	09/18/19	(1,693)
USD 107,865	MXN 2,098,210	Bank of America N.A.	09/18/19	(7)
GBP 96,865	USD 121,765	Bank of America N.A.	09/18/19	1,686
CNH 2,168,857	USD 312,402	Bank of America N.A.	09/18/19	3,113
USD 160,469	NZD 245,876	Bank of America N.A.	09/18/19	(4,958)
USD 121,765	GBP 96,865	Bank of America N.A.	09/18/19	(1,686)
EUR 330,247	SEK 3,515,324	Bank of America N.A.	09/18/19	(2,815)
USD 159,042	CLP 112,167,417	Barclays Bank PLC	07/05/19	(6,496)
CLP 70,749,106	USD 101,418	Barclays Bank PLC	07/05/19	2,995
CLP 108,109,133	USD 156,103	Barclays Bank PLC	07/05/19	3,446
CLP 79,945,254	USD 115,258	Barclays Bank PLC	07/05/19	2,726
USD 64,023	ARS 2,919,454	Barclays Bank PLC	07/12/19	(3,629)
INR 7,525,741	USD 107,865	Barclays Bank PLC	07/15/19	1,011
CLP 152,497,458	USD 217,978	Barclays Bank PLC	07/23/19	7,144
USD 76,948	CLP 53,878,843	Barclays Bank PLC	07/23/19	(2,590)
RUB 27,760,338	USD 427,000	Barclays Bank PLC	07/30/19	10,450
RUB 21,138,107	USD 321,949	Barclays Bank PLC	07/30/19	11,147
AUD 3,478,693	USD 2,422,958	Barclays Bank PLC	08/02/19	22,005
SEK 3,515,324	EUR 328,920	Barclays Bank PLC	08/05/19	4,465
ZAR 1,556,496	USD 104,134	Barclays Bank PLC	08/05/19	5,893
USD 312,840	INR 21,840,961	Barclays Bank PLC	08/05/19	(2,402)
RON 1,447,194	USD 349,160	Barclays Bank PLC	08/05/19	(958)
USD 134,113	IDR 1,905,876,852	Barclays Bank PLC	08/05/19	(255)
INR 21,840,961	USD 312,402	Barclays Bank PLC	08/05/19	2,840
GBP 128,711	EUR 144,161	Barclays Bank PLC	08/05/19	(659)
USD 63,981	TRY 390,078	Barclays Bank PLC	08/05/19	(2,096)
INR 21,863,766	USD 312,402	Barclays Bank PLC	08/13/19	2,832
USD 312,402	INR 21,863,766	Barclays Bank PLC	08/13/19	(2,832)
AUD 3,478,693	USD 2,426,134	Barclays Bank PLC	09/18/19	21,926
USD 104,134	ZAR 1,564,769	Barclays Bank PLC	09/18/19	(5,858)
ZAR 1,564,769	USD 104,134	Barclays Bank PLC	09/18/19	5,858
SEK 3,515,324	EUR 328,815	Barclays Bank PLC	09/18/19	4,453
EUR 328,815	SEK 3,515,324	Barclays Bank PLC	09/18/19	(4,453)
USD 2,426,134	AUD 3,478,693	Barclays Bank PLC	09/18/19	(21,926)
EUR 144,161	GBP 128,911	Barclays Bank PLC	09/18/19	665
GBP 128,911	EUR 144,161	Barclays Bank PLC	09/18/19	(665)
USD 63,981	TRY 399,125	Barclays Bank PLC	09/18/19	(2,088)
TRY 399,125	USD 63,981	Barclays Bank PLC	09/18/19	2,088
GBP 184,000	USD 233,631	Citibank N.A.	07/08/19	114
AUD 156,202	CHF 107,374	Citibank N.A.	08/02/19	(538)
AUD 112,166	USD 76,904	Citibank N.A.	08/02/19	1,931
EUR 132,675	GBP 118,139	Citibank N.A.	08/05/19	1,010
ZAR 8,979,962	USD 603,375	Citibank N.A.	08/05/19	31,410

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK 3,185,297	EUR 298,344	Citibank N.A.	08/05/19	$3,699
GBP 360,733	USD 458,217	Citibank N.A.	08/05/19	688
CNH 748,580	USD 107,865	Citibank N.A.	08/05/19	1,079
NZD 445,290	USD 290,240	Citibank N.A.	08/05/19	9,140
EUR 354,374	NOK 3,435,274	Citibank N.A.	08/05/19	955
USD 160,094	TWD 5,001,822	Citibank N.A.	08/05/19	(1,678)
CNH 979,139	USD 141,058	Citibank N.A.	08/05/19	1,441
TWD 4,416,105	USD 140,773	Citibank N.A.	08/05/19	2,055
MXN 3,083,953	USD 159,983	Citibank N.A.	08/05/19	(231)
NOK 3,435,274	EUR 350,111	Citibank N.A.	08/05/19	3,907
USD 817,114	CNH 5,667,774	Citibank N.A.	08/05/19	(7,744)
TWD 3,392,354	USD 107,865	Citibank N.A.	08/05/19	1,852
USD 87,705	EUR 77,320	Citibank N.A.	08/05/19	(470)
JPY 17,263,157	USD 159,859	Citibank N.A.	08/05/19	690
JPY 15,933,971	USD 147,473	Citibank N.A.	08/05/19	714
USD 107,865	CNH 748,849	Citibank N.A.	09/18/19	(1,074)
EUR 298,244	SEK 3,185,297	Citibank N.A.	09/18/19	(3,693)
CNH 5,667,774	USD 816,820	Citibank N.A.	09/18/19	7,701
USD 159,983	MXN 3,106,831	Citibank N.A.	09/18/19	256
GBP 118,335	EUR 132,675	Citibank N.A.	09/18/19	(1,000)
CNH 748,849	USD 107,865	Citibank N.A.	09/18/19	1,074
USD 147,911	JPY 15,933,971	Citibank N.A.	09/18/19	(743)
EUR 77,320	USD 87,995	Citibank N.A.	09/18/19	480
CNH 979,492	USD 141,058	Citibank N.A.	09/18/19	1,434
EUR 349,310	NOK 3,435,274	Citibank N.A.	09/18/19	(3,886)
USD 290,240	NZD 444,939	Citibank N.A.	09/18/19	(9,117)
USD 600,209	ZAR 8,979,962	Citibank N.A.	09/18/19	(31,019)
EUR 353,554	NOK 3,435,274	Citibank N.A.	09/18/19	970
GBP 360,733	USD 459,020	Citibank N.A.	09/18/19	723
USD 87,995	EUR 77,320	Citibank N.A.	09/18/19	(480)
AUD 112,019	USD 76,904	Citibank N.A.	09/18/19	1,927
NOK 3,435,274	EUR 353,554	Citibank N.A.	09/18/19	(970)
NZD 444,939	USD 290,240	Citibank N.A.	09/18/19	9,117
SEK 3,185,297	EUR 298,244	Citibank N.A.	09/18/19	3,693
NOK 3,435,274	EUR 349,310	Citibank N.A.	09/18/19	3,886
CHF 107,090	AUD 156,202	Citibank N.A.	09/18/19	566
MXN 3,106,831	USD 159,983	Citibank N.A.	09/18/19	(256)
JPY 17,212,002	USD 159,859	Citibank N.A.	09/18/19	719
USD 459,020	GBP 360,733	Citibank N.A.	09/18/19	(723)
USD 159,859	JPY 17,212,002	Citibank N.A.	09/18/19	(719)
EUR 132,675	GBP 118,335	Citibank N.A.	09/18/19	1,000
USD 76,904	AUD 112,019	Citibank N.A.	09/18/19	(1,927)
USD 141,058	CNH 979,492	Citibank N.A.	09/18/19	(1,434)
USD 816,820	CNH 5,667,774	Citibank N.A.	09/18/19	(7,701)
ZAR 8,979,962	USD 600,209	Citibank N.A.	09/18/19	31,019
JPY 15,933,971	USD 147,911	Citibank N.A.	09/18/19	743
AUD 156,202	CHF 107,090	Citibank N.A.	09/18/19	(566)
USD 204,944	CLP 142,017,890	Credit Suisse International	07/05/19	(4,648)
USD 222,324	BRL 900,789	Deutsche Bank AG	07/02/19	(12,260)
CLP 70,608,867	USD 101,395	Deutsche Bank AG	07/05/19	2,811
USD 160,907	CLP 112,498,699	Deutsche Bank AG	07/05/19	(5,120)
CLP 74,976,962	USD 107,865	Deutsche Bank AG	07/05/19	2,787
USD 55,449	CLP 37,705,316	Deutsche Bank AG	07/05/19	(197)
ARS 11,091,417	USD 234,888	Deutsche Bank AG	07/12/19	22,132
INR 5,362,047	USD 76,930	Deutsche Bank AG	07/15/19	643
INR 11,266,575	USD 161,064	Deutsche Bank AG	07/15/19	1,932
USD 313,716	CLP 213,232,980	Deutsche Bank AG	07/23/19	(1,066)
CLP 114,614,365	USD 161,984	Deutsche Bank AG	07/23/19	7,214
USD 77,101	CAD 103,057	Deutsche Bank AG	08/02/19	(1,655)
SEK 733,608	USD 77,101	Deutsche Bank AG	08/05/19	2,109
USD 160,178	JPY 17,280,033	Deutsche Bank AG	08/05/19	(528)
PLN 1,172,530	EUR 273,409	Deutsche Bank AG	08/05/19	2,549
PLN 712,129	USD 190,911	Deutsche Bank AG	08/05/19	1

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 448,909	TWD 14,193,151	Deutsche Bank AG	08/05/19	$(10,134)
USD 77,101	SEK 731,488	Deutsche Bank AG	09/18/19	(2,118)
JPY 17,228,615	USD 160,178	Deutsche Bank AG	09/18/19	555
USD 160,178	JPY 17,228,615	Deutsche Bank AG	09/18/19	(555)
EUR 273,409	PLN 1,169,714	Deutsche Bank AG	09/18/19	(1,001)
PLN 1,169,714	EUR 273,409	Deutsche Bank AG	09/18/19	1,001
USD 77,101	CAD 102,986	Deutsche Bank AG	09/18/19	(1,655)
SEK 731,488	USD 77,101	Deutsche Bank AG	09/18/19	2,118
CAD 102,986	USD 77,101	Deutsche Bank AG	09/18/19	1,655
BRL 605,617	USD 156,103	JPMorgan Chase Bank N.A.	07/02/19	1,612
USD 485,652	BRL 1,854,704	JPMorgan Chase Bank N.A.	07/02/19	2,650
USD 175,605	ARS 7,549,251	JPMorgan Chase Bank N.A.	07/10/19	111
COP 1,404,213,315	USD 438,817	JPMorgan Chase Bank N.A.	07/22/19	(2,544)
RUB 9,142,235	USD 140,773	JPMorgan Chase Bank N.A.	07/30/19	3,291
USD 187,133	AUD 269,027	JPMorgan Chase Bank N.A.	08/02/19	(1,950)
AUD 269,027	USD 186,276	JPMorgan Chase Bank N.A.	08/02/19	2,807
USD 2,797,759	AUD 4,013,046	JPMorgan Chase Bank N.A.	08/02/19	(22,769)
TWD 4,878,094	USD 156,103	JPMorgan Chase Bank N.A.	08/05/19	1,667
EUR 212,359	USD 242,492	JPMorgan Chase Bank N.A.	08/05/19	(321)
TWD 3,602,389	USD 115,258	JPMorgan Chase Bank N.A.	08/05/19	1,253
TWD 4,935,678	USD 160,041	JPMorgan Chase Bank N.A.	08/05/19	(409)
TWD 4,024,829	USD 128,322	JPMorgan Chase Bank N.A.	08/05/19	1,851
MXN 2,106,755	USD 109,007	JPMorgan Chase Bank N.A.	08/05/19	125
GBP 117,000	USD 149,375	JPMorgan Chase Bank N.A.	08/05/19	(533)
NOK 8,245,138	EUR 842,656	JPMorgan Chase Bank N.A.	08/05/19	6,709
USD 193,083	TWD 6,054,477	JPMorgan Chase Bank N.A.	08/05/19	(2,735)
USD 77,893	JPY 8,337,620	JPMorgan Chase Bank N.A.	08/05/19	352
USD 70,495	JPY 7,579,475	JPMorgan Chase Bank N.A.	08/05/19	5
USD 160,174	NOK 1,381,144	JPMorgan Chase Bank N.A.	08/05/19	(1,919)
USD 2,926,368	EUR 2,580,772	JPMorgan Chase Bank N.A.	08/05/19	(16,701)
USD 160,905	KRW 189,022,223	JPMorgan Chase Bank N.A.	08/05/19	(2,589)
USD 319,005	CHF 314,401	JPMorgan Chase Bank N.A.	08/05/19	(4,118)
USD 186,518	AUD 269,027	JPMorgan Chase Bank N.A.	09/18/19	(2,805)
USD 2,936,046	EUR 2,580,772	JPMorgan Chase Bank N.A.	09/18/19	(17,042)
NOK 1,379,766	USD 160,174	JPMorgan Chase Bank N.A.	09/18/19	1,927
AUD 269,027	USD 186,518	JPMorgan Chase Bank N.A.	09/18/19	2,805
USD 109,007	MXN 2,122,016	JPMorgan Chase Bank N.A.	09/18/19	(89)
EUR 2,580,772	USD 2,936,046	JPMorgan Chase Bank N.A.	09/18/19	17,042
NOK 8,245,138	EUR 840,740	JPMorgan Chase Bank N.A.	09/18/19	6,642
USD 149,633	GBP 117,000	JPMorgan Chase Bank N.A.	09/18/19	520
USD 320,195	CHF 314,401	JPMorgan Chase Bank N.A.	09/18/19	(4,187)
EUR 840,740	NOK 8,245,138	JPMorgan Chase Bank N.A.	09/18/19	(6,642)
CHF 314,401	USD 320,195	JPMorgan Chase Bank N.A.	09/18/19	4,187
MXN 2,122,016	USD 109,007	JPMorgan Chase Bank N.A.	09/18/19	89
JPY 7,579,248	USD 70,495	JPMorgan Chase Bank N.A.	09/18/19	215
USD 70,495	JPY 7,579,248	JPMorgan Chase Bank N.A.	09/18/19	(215)
USD 160,174	NOK 1,379,766	JPMorgan Chase Bank N.A.	09/18/19	(1,926)
GBP 117,000	USD 149,633	JPMorgan Chase Bank N.A.	09/18/19	(520)
BRL 619,761	USD 159,885	Morgan Stanley & Co. International PLC	07/02/19	1,513
BRL 586,561	USD 150,362	Morgan Stanley & Co. International PLC	07/02/19	2,391
BRL 492,409	USD 126,975	Morgan Stanley & Co. International PLC	07/02/19	1,258
BRL 447,132	USD 115,258	Morgan Stanley & Co. International PLC	07/02/19	1,184
BRL 1,249,113	USD 321,949	Morgan Stanley & Co. International PLC	07/02/19	3,345
USD 70,896	BRL 281,531	Morgan Stanley & Co. International PLC	07/02/19	(2,420)
USD 159,885	BRL 616,356	Morgan Stanley & Co. International PLC	07/02/19	(627)
USD 162,025	BRL 649,960	Morgan Stanley & Co. International PLC	07/02/19	(7,237)
USD 160,085	BRL 618,578	Morgan Stanley & Co. International PLC	07/02/19	(1,005)
USD 50,362	BRL 198,582	Morgan Stanley & Co. International PLC	07/02/19	(1,353)
BRL 201,413	USD 50,362	Morgan Stanley & Co. International PLC	07/02/19	2,090
BRL 544,172	USD 140,773	Morgan Stanley & Co. International PLC	07/02/19	940
BRL 1,069,172	USD 276,091	Morgan Stanley & Co. International PLC	07/02/19	2,342
ARS 7,549,251	USD 160,965	Morgan Stanley & Co. International PLC	07/10/19	14,529
USD 347,845	INR 24,154,362	Morgan Stanley & Co. International PLC	07/15/19	(1,600)

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 430,674	COP 1,404,213,315	Morgan Stanley & Co. International PLC	07/22/19	$(5,598)
USD 679,731	RUB 44,617,532	Morgan Stanley & Co. International PLC	07/30/19	(23,357)
USD 318,081	RUB 20,827,000	Morgan Stanley & Co. International PLC	07/30/19	(10,113)
RUB 9,247,414	USD 141,941	Morgan Stanley & Co. International PLC	07/30/19	3,781
USD 519,091	ZAR 7,366,641	Morgan Stanley & Co. International PLC	07/31/19	(1,992)
KRW 188,268,319	USD 159,885	Morgan Stanley & Co. International PLC	08/05/19	2,957
CNH 1,113,149	USD 161,027	Morgan Stanley & Co. International PLC	08/05/19	975
USD 65,572	TRY 399,178	Morgan Stanley & Co. International PLC	08/05/19	(2,046)
IDR 1,905,876,852	USD 132,500	Morgan Stanley & Co. International PLC	08/05/19	1,868
USD 376,620	SGD 513,217	Morgan Stanley & Co. International PLC	08/05/19	(2,939)
KRW 753,904	USD 653	Morgan Stanley & Co. International PLC	08/05/19	(1)
USD 234,653	PLN 880,605	Morgan Stanley & Co. International PLC	08/05/19	(1,426)
USD 346,550	RON 1,447,194	Morgan Stanley & Co. International PLC	08/05/19	(1,652)
USD 132,316	IDR 1,905,876,852	Morgan Stanley & Co. International PLC	08/13/19	(1,902)
IDR 1,905,876,852	USD 132,316	Morgan Stanley & Co. International PLC	08/13/19	1,902
CNH 1,113,632	USD 161,027	Morgan Stanley & Co. International PLC	09/18/19	979
USD 376,869	SGD 513,217	Morgan Stanley & Co. International PLC	09/18/19	(2,906)
RON 1,447,194	USD 346,301	Morgan Stanley & Co. International PLC	09/18/19	1,504
USD 161,027	CNH 1,113,632	Morgan Stanley & Co. International PLC	09/18/19	(979)
USD 64,129	TRY 399,178	Morgan Stanley & Co. International PLC	09/18/19	(1,949)
PLN 880,605	USD 234,904	Morgan Stanley & Co. International PLC	09/18/19	1,377
USD 234,904	PLN 880,605	Morgan Stanley & Co. International PLC	09/18/19	(1,377)
TRY 399,178	USD 64,129	Morgan Stanley & Co. International PLC	09/18/19	1,949
USD 346,301	RON 1,447,194	Morgan Stanley & Co. International PLC	09/18/19	(1,504)
SGD 513,217	USD 376,869	Morgan Stanley & Co. International PLC	09/18/19	2,906
USD 514,798	ZAR 7,366,641	RBC Europe Limited	07/01/19	(8,215)
CAD 1,585,583	USD 1,197,060	RBC Europe Limited	08/02/19	14,632
CAD 214,494	USD 160,086	RBC Europe Limited	08/02/19	3,829
USD 1,139,477	NOK 9,665,532	RBC Europe Limited	08/05/19	5,118
EUR 284,887	USD 321,350	RBC Europe Limited	08/05/19	3,530
USD 348,966	MXN 6,743,720	RBC Europe Limited	08/05/19	(366)
USD 322,439	EUR 284,887	RBC Europe Limited	09/18/19	(3,547)
USD 1,197,964	CAD 1,585,583	RBC Europe Limited	09/18/19	(14,575)
USD 346,456	MXN 6,743,720	RBC Europe Limited	09/18/19	(249)
USD 160,086	CAD 214,334	RBC Europe Limited	09/18/19	(3,821)
CAD 1,585,583	USD 1,197,964	RBC Europe Limited	09/18/19	14,575
CAD 214,334	USD 160,086	RBC Europe Limited	09/18/19	3,821
MXN 6,743,720	USD 346,456	RBC Europe Limited	09/18/19	249
EUR 284,887	USD 322,439	RBC Europe Limited	09/18/19	3,547
USD 2,761,334	GBP 2,101,281	State Street Bank and Trust Co.	07/08/19	91,975
USD 1,203,008	CAD 1,585,583	State Street Bank and Trust Co.	08/02/19	(8,683)
CHF 107,374	USD 110,761	State Street Bank and Trust Co.	08/02/19	(438)
USD 1,201,929	CAD 1,584,834	State Street Bank and Trust Co.	08/02/19	(9,191)
USD 83,290	GBP 65,216	State Street Bank and Trust Co.	08/05/19	325
USD 205,078	SEK 1,943,832	State Street Bank and Trust Co.	08/05/19	(4,803)
USD 108,221	ZAR 1,556,496	State Street Bank and Trust Co.	08/05/19	(1,807)
EUR 4,748,381	USD 5,424,579	State Street Bank and Trust Co.	08/05/19	(9,604)
CHF 314,401	USD 324,397	State Street Bank and Trust Co.	08/05/19	(1,273)
USD 27,463	MXN 529,882	State Street Bank and Trust Co.	08/05/19	15
NOK 1,400,542	EUR 142,943	State Street Bank and Trust Co.	08/05/19	1,359
USD 314,095	PLN 1,172,530	State Street Bank and Trust Co.	08/05/19	(246)
USD 84,773	HUF 24,019,010	State Street Bank and Trust Co.	08/05/19	42
USD 879,703	CZK 19,739,814	State Street Bank and Trust Co.	08/05/19	(3,667)
USD 621,284	ZAR 8,979,962	State Street Bank and Trust Co.	08/05/19	(13,501)
USD 213,186	SEK 1,975,073	State Street Bank and Trust Co.	08/05/19	(68)
SEK 1,938,192	USD 205,078	State Street Bank and Trust Co.	09/18/19	4,826
GBP 65,105	USD 83,290	State Street Bank and Trust Co.	09/18/19	(315)
EUR 142,943	NOK 1,403,758	State Street Bank and Trust Co.	09/18/19	(1,354)
USD 205,078	SEK 1,938,192	State Street Bank and Trust Co.	09/18/19	(4,826)
USD 83,290	GBP 65,105	State Street Bank and Trust Co.	09/18/19	315
NOK 1,403,758	EUR 142,943	State Street Bank and Trust Co.	09/18/19	1,354
NOK 1,400,996	EUR 142,922	UBS AG	08/05/19	1,437
CZK 19,739,814	EUR 767,656	UBS AG	08/05/19	7,948

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TRY 789,256	USD 132,808	UBS AG	08/05/19	$ 886
SGD 191,878	USD 140,773	UBS AG	08/05/19	1,134
SGD 147,118	USD 107,865	UBS AG	08/05/19	939
SGD 191,753	USD 140,773	UBS AG	09/18/19	1,123
SGD 147,023	USD 107,865	UBS AG	09/18/19	930
EUR 765,631	CZK 19,739,814	UBS AG	09/18/19	(7,691)
USD 107,865	SGD 147,023	UBS AG	09/18/19	(930)
EUR 142,922	NOK 1,404,169	UBS AG	09/18/19	(1,427)
NOK 1,404,168	EUR 142,922	UBS AG	09/18/19	1,427
CZK 19,739,814	EUR 765,631	UBS AG	09/18/19	7,691
USD 140,773	SGD 191,753	UBS AG	09/18/19	(1,123)
USD 3,229,321	NZD 4,874,999	Westpac Banking Corp.	08/05/19	(48,262)
USD 315,038	CNH 2,167,764	Westpac Banking Corp.	08/05/19	(447)
CNH 2,826,907	USD 411,256	Westpac Banking Corp.	08/05/19	157
NZD 4,183,833	USD 2,759,949	Westpac Banking Corp.	08/05/19	52,947
NZD 4,183,833	USD 2,762,041	Westpac Banking Corp.	09/18/19	52,860
USD 2,762,041	NZD 4,183,833	Westpac Banking Corp.	09/18/19	(52,860)
				$142,953

At June 30, 2019, the following futures contracts were outstanding for VY® Goldman Sachs Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	1	12/14/20	$ 246,113	$ 1,030
Australia 10-Year Bond	9	09/16/19	907,646	(2,092)
Australia 3-Year Bond	14	09/16/19	1,130,277	(1,613)
U.S. Treasury 10-Year Note	143	09/19/19	18,299,531	263,505
U.S. Treasury 2-Year Note	89	09/30/19	19,150,992	77,718
U.S. Treasury 5-Year Note	155	09/30/19	18,314,219	175,528
U.S. Treasury Long Bond	11	09/19/19	1,711,531	35,679
U.S. Treasury Ultra 10-Year Note	6	09/19/19	828,750	8,708
U.S. Treasury Ultra Long Bond	94	09/19/19	16,690,875	550,447
			$ 77,279,934	$1,108,910
Short Contracts:
90-Day Eurodollar	(5)	09/16/19	(1,224,937)	(9,949)
90-Day Eurodollar	(51)	12/16/19	(12,506,475)	(95,668)
90-Day Eurodollar	(4)	03/16/20	(982,900)	(6,309)
90-Day Eurodollar	(21)	06/15/20	(5,164,950)	(35,433)
Euro-Bobl 5-Year	(1)	09/06/19	(152,872)	(473)
Long Gilt	(5)	09/26/19	(827,375)	297
			$(20,859,509)	$ (147,535)

At June 30, 2019, the following centrally cleared credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 32, Version 1	Sell	5.000	06/20/24	USD 550,000	$41,762	$ 456
CDX North American Investment Grade Index, Series 32, Version 1	Sell	1.000	06/20/24	USD 2,200,000	47,513	10,916
					$89,275	$ 11,372

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(5)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(6)	Termination Date	Implied Credit Spread at 06/30/19 (%)(7)	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Federative Republic of Brazil, 4.250%, due 1/7/2025	Sell	1.000	09/20/19	0.428	USD 450,000	$ 623	$ 57
People’s Republic of China 7.500%, due 10/28/2027	Sell	1.000	06/20/22	0.229	USD 350,000	7,876	280
Prudential Financial, Inc., 3.500%, due 5/15/2024	Sell	1.000	06/20/24	0.556	USD 325,000	6,807	1,191
Republic of Indonesia, 5.875%, due 3/13/2020	Sell	1.000	06/20/24	0.906	USD 840,000	3,694	6,807
The Boeing Company, 8.750%, due 8/15/2021	Sell	1.000	06/20/24	0.393	USD 200,000	5,764	1,202
						$24,764	$ 9,537

At June 30, 2019, the following over-the-counter credit default swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection(1)

Counterparty	Reference Entity/Obligation(2)	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)	Termination Date	Notional Amount(3)	Fair Value(4)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 50,000	$(833)	$102	$(935)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 2,830,000	(47,137)	10,273	(57,410)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 40,000	(666)	26	(692)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD 90,000	(1,763)	(166)	(1,597)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD 360,000	(7,053)	(708)	(6,345)
Barclays Bank PLC	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD 100,000	(1,959)	(35)	(1,924)
Citibank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 250,000	(4,164)	222	(4,386)
Citibank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 1,680,000	(27,982)	3,786	(31,768)
Citibank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 310,000	(5,163)	635	(5,798)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 1,080,000	(17,989)	4,418	(22,407)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 80,000	(1,333)	119	(1,452)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 10,000	(167)	(1)	(166)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 160,000	(2,665)	149	(2,814)
Deutsche Bank AG	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	12/20/21	USD 360,000	(7,053)	661	(7,714)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 110,000	(1,832)	225	(2,057)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 50,000	(833)	44	(877)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 20,000	(333)	34	(367)
JPMorgan Chase Bank N.A.	People’s Republic of China 7.500%, due 10/28/2027	Buy	(1.000)	06/20/21	USD 110,000	(1,832)	159	(1,991)
						$(130,757)	$19,943	$(150,700)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.
(5)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.
(6)	Payments received quarterly.
(7)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At June 30, 2019, the following centrally cleared interest rate swaps were outstanding for VY® Goldman Sachs Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month AUD-BBSW	Semi-Annual	1.750%	Semi-Annual	09/18/26	AUD 2,190,000	$38,812	$18,384
Pay	6-month AUD-BBSW	Semi-Annual	0.200	Semi-Annual	09/18/29	AUD 2,870,000	51,716	(4,082)
Pay	6-month CHF-LIBOR	Semi-Annual	1.050	Annual	08/07/28	CHF 3,000,000	163,010	163,197
Pay	6-month EUR-EURIBOR	Semi-Annual	1.200	Annual	02/12/29	EUR 3,890,000	152,304	121,113
Pay	6-month EUR-EURIBOR	Semi-Annual	1.200	Annual	02/21/29	EUR 2,580,000	100,371	69,336
Pay	6-month EUR-EURIBOR	Semi-Annual	0.900	Annual	05/20/29	EUR 7,690,000	(147,936)	(86,749)
Pay	6-month EUR-EURIBOR	Semi-Annual	1.000	Annual	09/18/29	EUR 320,000	29,364	4,826
Pay	6-month GBP-LIBOR	Semi-Annual	1.750	Semi-Annual	06/15/49	GBP 160,000	—	—
Pay	6-month JPY-LIBOR	Semi-Annual	0.500	Semi-Annual	03/22/28	JPY 596,790,000	125,530	24,035
Pay	3-month NZD-BBR-FRA	Quarterly	1.500	Semi-Annual	09/18/21	NZD 21,260,000	50,999	22,508
Pay	3-month SEK-STIBOR	Quarterly	0.250	Annual	09/18/24	SEK 139,420,000	(92,733)	(33,854)
Pay	3-month USD-LIBOR	Quarterly	2.800	Semi-Annual	02/12/29	USD 4,080,000	120,941	104,896
Pay	3-month USD-LIBOR	Quarterly	3.000	Semi-Annual	06/19/29	USD 2,770,000	101,903	38,196
Pay	3-month USD-LIBOR	Quarterly	3.000	Semi-Annual	06/20/39	USD 1,090,000	46,388	10,540
Pay	3-month USD-LIBOR	Quarterly	2.750	Semi-Annual	06/15/49	USD 290,000	7,697	2,195
Receive	6-month AUD-BBSW	Semi-Annual	3.000	Semi-Annual	06/19/29	AUD 2,420,000	(82,173)	(27,079)
Receive	1-month Brazilian Interbank Deposit Average	Monthly	7.250	Monthly	01/02/20	BRL 2,874	(8)	(7)
Receive	3-month CAD-CDOR	Semi-Annual	2.750	Semi-Annual	09/18/24	CAD 10,230,000	392,790	(12,950)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.500	Annual	09/18/24	EUR 15,590,000	638,828	87,859
Receive	6-month EUR-EURIBOR	Semi-Annual	1.250	Annual	12/19/28	EUR 170,000	(20,676)	(13,418)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.500	Annual	06/19/29	EUR 4,060,000	(187,648)	(104,474)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.750	Annual	06/20/39	EUR 1,090,000	(49,596)	(14,141)
Receive	6-month EUR-EURIBOR	Semi-Annual	1.500	Annual	06/15/49	EUR 220,000	—	—
Receive	1-day Sterling Overnight Index Average (SONIA)	Annual	0.727	Annual	11/07/19	GBP 21,020,000	(1,258)	(1,243)
Receive	6-month GBP-LIBOR	Semi-Annual	1.500	Semi-Annual	09/18/26	GBP 1,080,000	(49,441)	1,994
Receive	6-month GBP-LIBOR	Semi-Annual	1.900	Semi-Annual	08/03/28	GBP 1,880,000	(85,426)	(84,581)
Receive	6-month GBP-LIBOR	Semi-Annual	1.500	Semi-Annual	02/12/29	GBP 5,930,000	(114,518)	(105,529)
Receive	6-month GBP-LIBOR	Semi-Annual	1.750	Semi-Annual	06/19/29	GBP 1,320,000	—	—
Receive	6-month GBP-LIBOR	Semi-Annual	1.500	Semi-Annual	09/18/29	GBP 1,070,000	(27,413)	2,318
Receive	28-day MXN TIIE-BANXICO	Monthly	8.360	Monthly	03/18/20	MXN 107,225,000	(6,268)	(4,517)
Receive	6-month NOK-NIBOR	Semi-Annual	2.300	Annual	02/21/29	NOK 28,360,000	(54,863)	(46,554)
Receive	6-month NOK-NIBOR	Semi-Annual	1.800	Annual	09/18/29	NOK 7,550,000	4,239	2,402
Receive	3-month NZD-BBR-FRA	Quarterly	3.250	Semi-Annual	06/19/29	NZD 1,520,000	(48,614)	(37,519)
Receive	3-month SEK-STIBOR	Quarterly	0.750	Annual	09/18/29	SEK 6,450,000	(11,947)	(4,464)
Receive	3-month USD-LIBOR	Quarterly	1.750	Semi-Annual	09/18/21	USD 10,470,000	(9,478)	(17,349)
Receive	1-day Overnight Fed Funds Effective Rate	Annual	1.390	Annual	11/30/23	USD 500,000	1,358	116
Receive	3-month USD-LIBOR	Quarterly	2.000	Semi-Annual	09/18/24	USD 7,550,000	(96,548)	11,722
Receive	3-month USD-LIBOR	Quarterly	0.250	Semi-Annual	05/20/29	USD 7,610,000	115,074	60,210
							$1,054,780	$147,337

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

Currency Abbreviations
ARS — Argentine Peso
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Offshore Yuan
COP — Colombian Peso
CZK — Czech Koruna
EUR — EU Euro
GBP — British Pound
HUF — Hungarian Forint
IDR —  Indonesian Rupiah
INR —  Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
RON — Romanian New Leu
RUB — Russian Ruble
SEK — Swedish Krona
SGD — Singapore Dollar
TRY — Turkish Lira
TWD — Taiwan New Dollar
USD — United States Dollar

ZAR — South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2019 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$739,306
Interest rate contracts	Net Assets- Unrealized appreciation*	1,112,912
Interest rate contracts	Net Assets- Unrealized appreciation**	766,756
Credit contracts	Upfront payments paid on swap agreements	20,853
Total Asset Derivatives		$2,639,827
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$596,353
Interest rate contracts	Net Assets- Unrealized depreciation*	151,537
Interest rate contracts	Net Assets- Unrealized depreciation**	598,510
Credit contracts	Upfront payments received on OTC swap agreements	910
Credit contracts	Unrealized depreciation on OTC swap agreements	150,700
Total Liability Derivatives		$1,498,010

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.
**	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current day’s variation margin receivable/payable is shown on the Statement of Assets and Liabiliites.

See Accompanying Notes to Financial Statements

VY® GOLDMAN SACHS BOND PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2019 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2019 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Credit contracts	$—	$—	$(25,221)	$(25,221)
Foreign exchange contracts	69,613	—	—	69,613
Interest rate contracts	—	2,351,558	647,915	2,999,473
Total	$69,613	$2,351,558	$622,694	$3,043,865

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Credit contracts	$—	$—	$65,002	$65,002
Foreign exchange contracts	223,018	—	—	223,018
Interest rate contracts	—	374,038	(150,343)	223,695
Total	$223,018	$374,038	$(85,341)	$511,715

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2019:

	Bank of America N.A.	Barclays Bank PLC	Citibank N.A.	Credit Suisse International	Deutsche Bank AG	JPMorgan Chase Bank N.A.	Morgan Stanley & Co. International PLC	RBC Europe Limited	State Street Bank and Trust Co.	UBS AG	Westpac Banking Corp.	Totals
Assets:
Forward foreign currency contracts	$69,221	$111,944	$125,993	$—	$47,507	$55,860	$49,790	$49,301	$100,211	$23,515	$105,964	$739,306
Total Assets	$69,221	$111,944	$125,993	$—	$47,507	$55,860	$49,790	$49,301	$100,211	$23,515	$105,964	$739,306

Liabilities:
Forward foreign currency contracts	$55,254	$56,907	$75,969	$4,648	$36,289	$90,014	$73,983	$30,773	$59,776	$11,171	$101,569	$596,353
OTC credit default swaps	—	59,411	37,310	—	29,206	4,830	—	—	—	—	—	130,757
Total Liabilities	$55,254	$116,318	$113,279	$4,648	$65,495	$94,844	$73,983	$30,773	$59,776	$11,171	$101,569	$727,110

Net OTC derivative instruments by counterparty, at fair value	$13,967	$(4,374)	$12,714	$(4,648)	$(17,988)	$(38,984)	$(24,193)	$18,528	$40,435	$12,344	$4,395	$12,196

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$4,374	$—	$—	$—	$—	$—	$—	$—	$—	$—	$4,374
Net Exposure(1)(2)	$13,967	$—	$12,714	$(4,648)	$(17,988)	$(38,984)	$(24,193)	$18,528	$40,435	$12,344	$4,395	$16,570

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.
(2)	At June 30, 2019, the Portfolio had pledged $60,000 and $30,000 in cash collateral to Barclays Bank PLC and Citibank N.A, respectively. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $207,287,091.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$6,642,729
Gross Unrealized Depreciation	(2,575,387)
Net Unrealized Appreciation	$4,067,342

See Accompanying Notes to Financial Statements

SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-ADVISORY CONTRACT

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that an investment company, such as Voya Variable Insurance Trust (the “Trust”), on behalf of VY® Goldman Sachs Bond Portfolio (the “Portfolio”), a series of the Trust, can enter into a new sub-advisory agreement only if the Board of Trustees of the Trust (the “Board”), including a majority of the Board members who have no direct or indirect interest in the sub-advisory agreement, and who are not “interested persons” of the Trust (the “Independent Trustees”), approve the new arrangement. At a meeting on May 23, 2019, the Board considered a proposal by management that the Board appoint Brandywine Global Investment Management, LLC (“Brandywine Global”) as the sub-adviser to the Portfolio to replace Goldman Sachs Asset Management (“Goldman Sachs”) and approve a new sub-advisory agreement (the “New Sub-Advisory Agreement”) with Brandywine Global under which Brandywine Global would serve as the sub-adviser to the Portfolio.

In determining whether to approve the New Sub-Advisory Agreement with Brandywine Global with respect to the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether the New Sub-Advisory Agreement should be approved for the Portfolio. The materials provided to the Board to inform its consideration of whether to approve the New Sub-Advisory Agreement included the following: (1) Brandywine Global’s presentation before Investment Review Committee F at the committee’s May 23, 2019 meeting; (2) memoranda and related materials provided to the Board in advance of the Board’s May 23, 2019 meeting discussing: (a) Voya Investments, LLC’s, the Portfolio’s investment adviser (“Adviser”), rationale for recommending that Brandywine Global be appointed as the sub-adviser to the Portfolio, including the Adviser’s view that adding Brandywine Global was intended to provide the Portfolio with an investment strategy that seeks total return and emphasizes long-term value and avoidance of capital loss; (b) the Portfolio’s historical performance compared against the performance of Brandywine Global in managing the investment strategy being proposed for the Portfolio, including the Adviser’s explanations regarding how such performance was calculated, and against a relevant benchmark index and Morningstar category; and (c) Brandywine Global’s investment philosophy and the firm’s overall investment process; (3) Fund Analysis and Comparison Tables for the Portfolio that provide information about the projected net expense ratio of the Portfolio reflecting the appointment of Brandywine Global as the sub-adviser, as compared with a representative group of mutual funds with investment programs similar to the investment program proposed by

Brandywine Global for the Portfolio; (4) Brandywine Global’s responses to inquiries from K&L Gates LLP, counsel to the Independent Trustees; (5) supporting documentation, including a copy of the form of the New Sub-Advisory Agreement; and (6) other information relevant to the Board’s evaluation.

In reviewing the proposed New Sub-Advisory Agreement, the Board considered a number of factors including, but not limited to, the following: (1) the Adviser’s view with respect to the strength and reputation of Brandywine Global in the investment management industry and in managing fixed income strategies; (2) the nature, extent and quality of the services to be provided by Brandywine Global under the New Sub-Advisory Agreement, including that the performance of the strategy proposed by Brandywine Global for the Portfolio was generally better than the historical performance of the Portfolio; (3) the personnel, operations, financial condition, and investment management capabilities, methodologies, and resources of Brandywine Global; (4) the fairness of the compensation under the New Sub-Advisory Agreement in light of the services to be provided by Brandywine Global; (5) the sub-advisory fee rate payable by the Adviser to Brandywine Global and how this fee rate compared to the fee rates charged by Brandywine Global to other accounts managed pursuant to a similar investment strategy; (6) the potential “fall-out” benefits to Brandywine Global and its affiliates from Brandywine Global’s relationship with the Portfolio; (7) Brandywine Global’s operations and compliance programs, including the policies and procedures intended to assure compliance with the federal securities laws; (8) the appropriateness of the selection of Brandywine Global in light of the Portfolio’s investment objective and investor base; and (9) Brandywine Global’s Code of Ethics, and related procedures for complying with that Code.

The Board also considered the effect of approving the New Sub-Advisory Agreement on the profitability of the Adviser with respect to the services provided to the Portfolio. The Board did not consider the profitability of Brandywine Global under the New Sub-Advisory Agreement because it did not view this data as essential to its deliberations, given the arm’s-length nature of the relationship between the Adviser and Brandywine Global, which is unaffiliated with the Adviser, with respect to the negotiation of sub-advisory fee rates. The Board also noted Brandywine Global’s representation that it did not expect to experience economies of scale in servicing the Fund at current asset levels and that the proposed sub-advisory fee schedule was appropriate.

After its deliberation, the Board reached the following conclusions: (1) Brandywine Global should be appointed to serve as the sub-adviser to the Portfolio under the New Sub-Advisory Agreement, replacing Goldman Sachs as

SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (UNAUDITED) (CONTINUED)

the sub-adviser to the Portfolio; (2) the nature, extent and quality of services to be provided by Brandywine Global under the New Sub-Advisory Agreement, the sub-advisory fee rate payable by the Adviser to Brandywine Global, the anticipated impact of appointing Brandywine Global as the Portfolio’s sub-adviser on the Portfolio’s performance, the effect of approving the New Sub-Advisory Agreement on the Adviser’s profitability with respect to its services to the Portfolio, and the “fall-out” benefits that may inure to Brandywine Global in servicing the Portfolio are reasonable in the context of all factors considered by the Board; and (3) Brandywine Global maintains an appropriate compliance program, with this conclusion based upon, among other matters, a report from the Portfolio’s Chief Compliance Officer concluding that Brandywine Global’s compliance policies and procedures are reasonably designed to assure compliance with the federal securities laws. Based on these conclusions and other factors, the Board voted to approve the New Sub-Advisory Agreement for the Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

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Investment Adviser

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

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RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VIT3AIS (0619-082619)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 38.2%
		Basic Materials: 1.6%
220,000		CNAC HK Finbridge Co. Ltd., 3.125%, 06/19/2022	$219,363	0.1
300,000		DuPont de Nemours, Inc., 4.205%, 11/15/2023	321,240	0.2
25,000		DuPont de Nemours, Inc., 5.419%, 11/15/2048	30,434	0.0
125,000	(1)	Glencore Funding LLC, 4.125%, 03/12/2024	129,809	0.1
415,000	(1)	Glencore Funding LLC, 4.625%, 04/29/2024	439,079	0.3
125,000		Huntsman International LLC, 4.500%, 05/01/2029	129,049	0.1
200,000		Sasol Financing International PLC, 4.500%, 11/14/2022	206,294	0.1
75,000		Sherwin-Williams Co/The, 2.750%, 06/01/2022	75,783	0.0
75,000		Sherwin-Williams Co/The, 3.125%, 06/01/2024	76,308	0.0
200,000		Sherwin-Williams Co/The, 3.450%, 06/01/2027	205,926	0.1
475,000	(1)	Syngenta Finance NV, 3.698%, 04/24/2020	478,383	0.3
495,000	(1)	Syngenta Finance NV, 3.933%, 04/23/2021	504,022	0.3
51,000		Vale Overseas Ltd., 6.250%, 08/10/2026	58,189	0.0
			2,873,879	1.6

		Communications: 5.4%
150,000		Amazon.com, Inc., 3.875%, 08/22/2037	165,592	0.1
425,000		AT&T, Inc., 3.000%, 06/30/2022	432,428	0.2
450,000		AT&T, Inc., 3.600%, 02/17/2023	467,213	0.3
325,000		AT&T, Inc., 3.800%, 03/15/2022	337,187	0.2
525,000		AT&T, Inc., 4.250%, 03/01/2027	562,452	0.3
75,000		AT&T, Inc., 4.900%, 08/15/2037	81,134	0.0
175,000		AT&T, Inc., 5.150%, 03/15/2042	191,451	0.1
150,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.579%, 07/23/2020	151,353	0 .1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
350,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	$367,791	0.2
449,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.500%, 02/01/2024	478,224	0.3
400,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	434,362	0.2
50,000		Comcast Corp., 3.150%, 02/15/2028	51,347	0.0
60,000		Comcast Corp., 3.300%, 02/01/2027	62,460	0.0
675,000		Comcast Corp., 3.700%, 04/15/2024	716,557	0.4
150,000		Comcast Corp., 4.150%, 10/15/2028	165,470	0.1
250,000		Comcast Corp., 4.250%, 10/15/2030	278,690	0.2
125,000	(1)	Fox Corp., 4.030%, 01/25/2024	132,985	0.1
100,000	(1)	Fox Corp., 4.709%, 01/25/2029	111,649	0.1
200,000	(1)	Intelsat Jackson Holdings SA, 8.500%, 10/15/2024	199,000	0.1
500,000		Level 3 Financing, Inc., 5.625%, 02/01/2023	507,480	0.3
193,000		NBCUniversal Media, LLC, 4.450%, 01/15/2043	211,896	0.1
5,000		Nokia OYJ, 4.375%, 06/12/2027	5,144	0.0
350,000		Sprint Communications, Inc., 6.000%, 11/15/2022	365,750	0.2
175,000		Telefonica Emisiones SAU, 4.570%, 04/27/2023	189,297	0.1
350,000		Telefonica Emisiones SAU, 5.462%, 02/16/2021	366,661	0.2
275,000		Time Warner Cable LLC, 4.125%, 02/15/2021	280,138	0.2
50,000		Time Warner Cable LLC, 5.875%, 11/15/2040	54,138	0.0
100,000		Verizon Communications, Inc., 3.875%, 02/08/2029	107,301	0.1
25,000		Verizon Communications, Inc., 4.125%, 08/15/2046	26,108	0.0
241,000		Verizon Communications, Inc., 4.329%, 09/21/2028	266,731	0.1
392,000		Verizon Communications, Inc., 5.012%, 04/15/2049	466,977	0.3

See Accompanying Notes to Financial Statements

6

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
150,000		Verizon Communications, Inc., 5.250%, 03/16/2037	$179,515	0.1
600,000		Vodafone Group PLC, 3.750%, 01/16/2024	628,536	0.3
550,000	(1)	Walt Disney Co/The, 4.000%, 10/01/2023	587,053	0.3
100,000	(1)	Walt Disney Co/The, 6.150%, 03/01/2037	135,916	0.1
			9,765,986	5.4

		Consumer, Cyclical: 0.9%
200,000		Dollar Tree, Inc., 4.000%, 05/15/2025	208,535	0.1
200,000		Ford Motor Credit Co. LLC, 3.815%, 11/02/2027	191,721	0.1
125,000		General Motors Co., 4.000%, 04/01/2025	127,360	0.1
100,000		General Motors Financial Co., Inc., 4.300%, 07/13/2025	103,159	0.0
50,000		General Motors Financial Co., Inc., 5.650%, 01/17/2029	54,860	0.0
125,000		Home Depot, Inc./The, 3.900%, 12/06/2028	137,915	0.1
300,000		MGM Resorts International, 6.625%, 12/15/2021	324,750	0.2
350,000		Starbucks Corp., 3.800%, 08/15/2025	372,944	0.2
150,000		Walmart, Inc., 4.050%, 06/29/2048	172,028	0.1
			1,693,272	0.9

		Consumer, Non-cyclical: 6.3%
425,000		AbbVie, Inc., 3.375%, 11/14/2021	432,244	0.2
300,000		AbbVie, Inc., 3.750%, 11/14/2023	312,993	0.2
400,000		Acadia Healthcare Co., Inc., 5.625%, 02/15/2023	408,500	0.2
150,000		Aetna, Inc., 2.800%, 06/15/2023	150,946	0.1
325,000		Altria Group, Inc., 3.800%, 02/14/2024	338,867	0.2
150,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	165,206	0.1
150,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	166,975	0.1
800,000		Anheuser-Busch InBev Worldwide, Inc., 4.000%, 04/13/2028	862,231	0.5
100,000		Anheuser-Busch InBev Worldwide, Inc., 4.600%, 04/15/2048	107,560	0.1
225,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	255,076	0.1
225,000		Anheuser-Busch InBev Worldwide, Inc., 4.150%, 01/23/2025	243,656	0.1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
200,000	(1)	Bacardi Ltd., 5.300%, 05/15/2048	$210,604	0.1
320,000		BAT Capital Corp., 3.222%, 08/15/2024	322,822	0.2
150,000	(1)	Bausch Health Americas, Inc., 9.250%, 04/01/2026	168,195	0.1
150,000	(1)	Bausch Health Cos, Inc., 9.000%, 12/15/2025	168,158	0.1
350,000	(1)	Bayer US Finance II LLC, 3.875%, 12/15/2023	362,874	0.2
525,000		Becton Dickinson and Co., 2.894%, 06/06/2022	531,887	0.3
357,000		Becton Dickinson and Co., 3.194%, (US0003M + 0.875%), 12/29/2020	357,059	0.2
75,000		Becton Dickinson and Co., 3.363%, 06/06/2024	77,492	0.0
75,000		Becton Dickinson and Co., 4.669%, 06/06/2047	84,066	0.0
98,000		Becton Dickinson and Co., 4.685%, 12/15/2044	109,169	0.1
460,000		Celgene Corp., 3.875%, 08/15/2025	493,140	0.3
150,000		Celgene Corp., 3.900%, 02/20/2028	160,800	0.1
900,000	(1)	Cigna Corp., 3.750%, 07/15/2023	937,154	0.5
400,000		Constellation Brands, Inc., 3.218%, (US0003M + 0.700%), 11/15/2021	400,222	0.2
100,000		Constellation Brands, Inc., 3.700%, 12/06/2026	104,734	0.1
250,000		Constellation Brands, Inc., 4.250%, 05/01/2023	266,084	0.1
250,000		Constellation Brands, Inc., 4.400%, 11/15/2025	272,341	0.1
600,000		CVS Health Corp., 3.375%, 08/12/2024	614,710	0.3
275,000		CVS Health Corp., 3.500%, 07/20/2022	282,617	0.1
75,000		CVS Health Corp., 3.875%, 07/20/2025	78,381	0.0
225,000		CVS Health Corp., 4.780%, 03/25/2038	234,884	0.1
100,000		CVS Health Corp., 5.050%, 03/25/2048	106,520	0.1
100,000	(1)	Elanco Animal Health, Inc., 4.272%, 08/28/2023	104,983	0.1
275,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	288,797	0.2
75,000	(1)	Mars, Inc., 2.700%, 04/01/2025	76,537	0.0
150,000	(1)	Mars, Inc., 3.200%, 04/01/2030	155,909	0.1
300,000		Pfizer, Inc., 3.450%, 03/15/2029	317,673	0.2

See Accompanying Notes to Financial Statements

7

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
300,000	(1)	Post Holdings, Inc., 5.750%, 03/01/2027	$311,250	0.2
200,000	(1)	Refinitiv US Holdings, Inc., 6.250%, 05/15/2026	206,200	0.1
100,000		Reynolds American, Inc., 4.450%, 06/12/2025	106,065	0.1
100,000		Thermo Fisher Scientific, Inc., 3.000%, 04/15/2023	102,575	0.1
			11,458,156	6.3

		Energy: 4.8%
90,000		Anadarko Petroleum Corp., 6.450%, 09/15/2036	110,710	0.1
100,000		Anadarko Petroleum Corp., 5.550%, 03/15/2026	112,435	0.1
75,000		Anadarko Petroleum Corp., 6.600%, 03/15/2046	97,452	0.0
250,000		BP Capital Markets America, Inc., 4.234%, 11/06/2028	278,151	0.1
225,000		Cenovus Energy, Inc., 4.250%, 04/15/2027	232,877	0.1
850,000		Continental Resources, Inc./OK, 4.500%, 04/15/2023	893,495	0.5
180,000		Devon Energy Corp., 4.750%, 05/15/2042	197,275	0.1
7,000		Devon Energy Corp., 5.600%, 07/15/2041	8,315	0.0
97,000		Devon Energy Corp., 5.850%, 12/15/2025	115,577	0.1
375,000	(1)	Diamondback Energy, Inc., 4.750%, 11/01/2024	386,250	0.2
300,000		Energy Transfer Operating L.P., 4.200%, 09/15/2023	314,600	0.2
125,000		Energy Transfer Operating L.P., 4.650%, 06/01/2021	129,672	0.1
250,000		Energy Transfer Operating L.P., 5.250%, 04/15/2029	279,808	0.1
150,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	156,548	0.1
100,000		Energy Transfer Operating L.P., 6.000%, 06/15/2048	114,191	0.1
190,000	(2)	Enterprise Products Operating LLC, 5.298%, 06/01/2067	175,089	0.1
150,000		EQM Midstream Partners L.P., 5.500%, 07/15/2028	158,247	0.1
675,000		EQM Midstream Partners L.P., 4.750%, 07/15/2023	700,075	0.4
200,000		Genesis Energy L.P. / Genesis Energy Finance Corp., 6.500%, 10/01/2025	196,250	0.1
Principal Amount†				Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
			Energy: (continued)
	275,000		Kinder Morgan Energy Partners L.P., 3.500%, 09/01/2023	$283,047	0.1
	125,000		Marathon Oil Corp., 4.400%, 07/15/2027	132,841	0.1
	125,000		Marathon Petroleum Corp., 3.800%, 04/01/2028	127,101	0.1
	150,000		MPLX L.P., 4.500%, 04/15/2038	151,562	0.1
	100,000		MPLX L.P., 4.700%, 04/15/2048	102,459	0.1
	100,000		MPLX L.P., 4.800%, 02/15/2029	110,178	0.1
	10,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	10,449	0.0
	30,000		Petrobras Global Finance BV, 6.900%, 03/19/2049	32,010	0.0
	240,000	(3),(4)	Petroleos de Venezuela SA, 5.375%, 04/12/2027	36,000	0.0
	1,840,000	(3),(4)	Petroleos de Venezuela SA, 0.000%, 10/28/2022	220,800	0.1
EUR	220,000		Petroleos Mexicanos, 5.125%, 03/15/2023	263,637	0.1
	30,000		Petroleos Mexicanos, 6.350%, 02/12/2048	25,867	0.0
	275,000		Phillips 66, 3.900%, 03/15/2028	289,076	0.2
	100,000		Pioneer Natural Resources Co., 3.950%, 07/15/2022	104,039	0.1
	200,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/2022	204,859	0.1
	100,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.850%, 10/15/2023	103,346	0.1
	225,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	239,235	0.1
	150,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	164,534	0.1
	200,000		Sabine Pass Liquefaction LLC, 5.625%, 04/15/2023	217,892	0.1
	325,000		Sabine Pass Liquefaction LLC, 5.625%, 03/01/2025	364,062	0.2
	100,000		Sabine Pass Liquefaction LLC, 6.250%, 03/15/2022	108,551	0.1
	25,000		Western Midstream Operating L.P., 5.300%, 03/01/2048	23,209	0.0
	50,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	47,265	0.0
	50,000		Williams Cos, Inc./The, 3.900%, 01/15/2025	52,445	0.0

See Accompanying Notes to Financial Statements

8

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
580,000		Williams Partners L.P., 3.600%, 03/15/2022	$595,626	0.3
			8,667,107	4.8

		Financial: 12.9%
275,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%, 01/23/2023	277,532	0.2
450,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.625%, 07/01/2022	469,990	0.3
150,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.875%, 01/16/2024	161,499	0.1
175,000		American International Group, Inc., 4.200%, 04/01/2028	187,190	0.1
325,000		Air Lease Corp., 3.750%, 06/01/2026	332,999	0.2
125,000		Alexandria Real Estate Equities, Inc., 3.800%, 04/15/2026	131,430	0.1
375,000		American Campus Communities Operating Partnership L.P., 3.750%, 04/15/2023	388,237	0.2
325,000		American Homes 4 Rent L.P., 4.900%, 02/15/2029	353,960	0.2
400,000		American International Group, Inc., 3.900%, 04/01/2026	418,799	0.2
350,000		American Tower Corp., 3.375%, 05/15/2024	360,120	0.2
200,000		Banco Santander SA, 3.306%, 06/27/2029	201,483	0.1
200,000		Banco Santander SA, 4.250%, 04/11/2027	210,532	0.1
675,000		Bank of America Corp., 3.248%, 10/21/2027	691,871	0.4
475,000	(2)	Bank of America Corp., 3.864%, 07/23/2024	498,521	0.3
75,000		Bank of America Corp., 4.183%, 11/25/2027	79,624	0.0
225,000		Bank of America Corp., 4.200%, 08/26/2024	239,372	0.1
275,000	(2)	Bank of America Corp., 4.271%, 07/23/2029	300,446	0.2
250,000		Bank of America Corp., 4.450%, 03/03/2026	269,779	0.1
100,000		Bank of America Corp., 6.110%, 01/29/2037	127,601	0.1
500,000	(2)	Barclays PLC, 4.610%, 02/15/2023	518,394	0.3
200,000	(2)	Barclays PLC, 6.625%, 12/31/2199	201,030	0.1
375,000	(1)	BNP Paribas SA, 3.375%, 01/09/2025	381,614	0.2
550,000	(1)	BNP Paribas SA, 3.500%, 03/01/2023	565,946	0.3
250,000	(1)	BPCE SA, 4.625%, 09/12/2028	276,413	0.2
575,000		Citibank NA, 3.050%, 05/01/2020	578,177	0.3
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
525,000		Citigroup, Inc., 3.400%, 05/01/2026	$543,738	0.3
250,000		Citigroup, Inc., 4.125%, 07/25/2028	264,350	0.1
225,000		Citigroup, Inc., 4.600%, 03/09/2026	243,547	0.1
300,000		Cooperatieve Rabobank UA/NY, 3.016%, (US0003M + 0.430%), 04/26/2021	301,047	0.2
375,000		Cooperatieve Rabobank UA/NY, 3.125%, 04/26/2021	380,971	0.2
200,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	220,625	0.1
250,000	(1)	Credit Suisse Group AG, 4.282%, 01/09/2028	263,965	0.1
200,000	(1),(2)	Credit Suisse Group AG, 7.250%, 12/31/2199	215,171	0.1
250,000		Credit Suisse Group Funding Guernsey Ltd., 4.550%, 04/17/2026	272,005	0.1
425,000		Crown Castle International Corp., 3.150%, 07/15/2023	433,356	0.2
350,000		Deutsche Bank AG/New York NY, 2.700%, 07/13/2020	348,571	0.2
225,000		GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/2025	227,823	0.1
125,000	(1)	Great-West Lifeco Finance 2018 L.P., 4.047%, 05/17/2028	137,241	0.1
450,000	(2)	HSBC Holdings PLC, 3.262%, 03/13/2023	458,010	0.3
200,000		HSBC Holdings PLC, 3.520%, (US0003M + 1.000%), 05/18/2024	200,649	0.1
325,000	(2)	HSBC Holdings PLC, 3.803%, 03/11/2025	338,661	0.2
200,000		Huarong Finance 2019 Co. Ltd., 3.750%, 05/29/2024	201,060	0.1
325,000		Huntington Bancshares, Inc./OH, 4.000%, 05/15/2025	346,749	0.2
525,000		JPMorgan Chase & Co., 2.950%, 10/01/2026	534,663	0.3
375,000		JPMorgan Chase & Co., 2.972%, 01/15/2023	380,287	0.2
525,000	(2)	JPMorgan Chase & Co., 3.509%, 01/23/2029	546,948	0.3
425,000	(2)	JPMorgan Chase & Co., 3.960%, 01/29/2027	454,696	0.3
975,000	(2)	JPMorgan Chase & Co., 4.023%, 12/05/2024	1,035,910	0.6
175,000		Kilroy Realty L.P., 4.750%, 12/15/2028	194,528	0.1

See Accompanying Notes to Financial Statements

9

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
225,000		Marsh & McLennan Cos, Inc., 4.375%, 03/15/2029	$248,834	0.1
202,000		Mitsubishi UFJ Financial Group, Inc., 2.950%, 03/01/2021	203,843	0.1
500,000		Morgan Stanley, 3.700%, 10/23/2024	527,660	0.3
275,000	(2)	Morgan Stanley, 3.737%, 04/24/2024	286,805	0.2
500,000		Morgan Stanley, 3.981%, (US0003M + 1.400%), 10/24/2023	509,842	0.3
25,000		Morgan Stanley, 4.000%, 07/23/2025	26,784	0.0
175,000	(2)	Morgan Stanley, 4.431%, 01/23/2030	193,893	0.1
200,000	(1)	Northwestern Mutual Life Insurance Co/The, 3.850%, 09/30/2047	205,817	0.1
100,000	(1)	Nuveen LLC, 4.000%, 11/01/2028	109,763	0.1
225,000	(2)	Royal Bank of Scotland Group PLC, 3.498%, 05/15/2023	227,551	0.1
525,000	(2)	Royal Bank of Scotland Group PLC, 4.519%, 06/25/2024	546,900	0.3
375,000		Santander UK PLC, 2.875%, 06/18/2024	377,092	0.2
125,000		Spirit Realty L.P., 4.000%, 07/15/2029	126,670	0.1
475,000	(1),(2)	Standard Chartered PLC, 4.247%, 01/20/2023	490,647	0.3
500,000	(2)	SunTrust Bank/Atlanta GA, 2.590%, 01/29/2021	500,416	0.3
100,000	(1)	Teachers Insurance & Annuity Association of America, 4.900%, 09/15/2044	117,052	0.1
225,000	(1)	UBS Group Funding Switzerland AG, 3.000%, 04/15/2021	227,076	0.1
250,000		VEREIT Operating Partnership L.P., 4.125%, 06/01/2021	256,576	0.1
300,000		VEREIT Operating Partnership L.P., 4.625%, 11/01/2025	323,124	0.2
750,000		Wells Fargo & Co., 3.000%, 10/23/2026	758,633	0.4
150,000		WP Carey, Inc., 3.850%, 07/15/2029	152,079	0.1
100,000		XLIT Ltd., 4.450%, 03/31/2025	108,036	0.1
			23,292,223	12.9

		Industrial: 1.3%
200,000	(1)	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 7.250%, 05/15/2024	211,500	0.1
150,000	(1)	Avolon Holdings Funding Ltd., 3.950%, 07/01/2024	153,875	0.1
Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
100,000	(1)	Bombardier, Inc., 7.500%, 03/15/2025	$100,655	0.1
25,000		General Electric Co., 2.700%, 10/09/2022	24,972	0.0
75,000		General Electric Co., 3.100%, 01/09/2023	75,689	0.0
200,000	(1)	Mexico City Airport Trust, 5.500%, 10/31/2046	200,250	0.1
425,000		Northrop Grumman Corp., 2.930%, 01/15/2025	433,662	0.2
450,000		Northrop Grumman Corp., 3.250%, 01/15/2028	462,128	0.3
75,000		Northrop Grumman Corp., 4.750%, 06/01/2043	87,039	0.1
200,000		United Technologies Corp., 3.950%, 08/16/2025	215,755	0.1
150,000		United Technologies Corp., 3.175%, (US0003M + 0.650%), 08/16/2021	150,097	0.1
125,000		United Technologies Corp., 3.350%, 08/16/2021	127,786	0.1
			2,243,408	1.3

		Technology: 3.1%
725,000		Apple, Inc., 2.450%, 08/04/2026	724,085	0.4
350,000		Apple, Inc., 2.750%, 01/13/2025	357,869	0.2
175,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.650%, 01/15/2023	172,585	0.1
125,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 01/15/2025	122,189	0.1
450,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.000%, 01/15/2022	451,902	0.3
400,000		Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.625%, 01/15/2024	404,334	0.2
400,000	(1)	Broadcom, Inc., 3.125%, 10/15/2022	402,343	0.2
325,000	(1)	Broadcom, Inc., 3.625%, 10/15/2024	326,937	0.2
250,000	(1)	Broadcom, Inc., 4.250%, 04/15/2026	253,481	0.2
225,000	(1)	Dell International LLC / EMC Corp., 5.450%, 06/15/2023	242,660	0.1
50,000	(1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	55,182	0.0
100,000	(1)	Dell International LLC / EMC Corp., 8.350%, 07/15/2046	126,532	0.1
275,000		Fiserv, Inc., 3.200%, 07/01/2026	280,931	0.2

See Accompanying Notes to Financial Statements

10

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
150,000		Fiserv, Inc., 3.800%, 10/01/2023	$158,021	0.1
225,000		Fiserv, Inc., 4.200%, 10/01/2028	243,997	0.1
350,000		Hewlett Packard Enterprise Co., 4.900%, 10/15/2025	382,715	0.2
60,000		Hewlett Packard Enterprise Co., 6.350%, 10/15/2045	66,519	0.0
225,000		Microchip Technology, Inc., 3.922%, 06/01/2021	229,082	0.1
150,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.875%, 06/18/2026	153,933	0.1
400,000	(1)	NXP BV / NXP Funding LLC, 3.875%, 09/01/2022	412,296	0.2
			5,567,593	3.1

		Utilities: 1.9%
125,000	(1)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	129,853	0.1
50,000	(1)	Alliant Energy Finance LLC, 4.250%, 06/15/2028	52,903	0.0
100,000		Berkshire Hathaway Energy Co., 3.250%, 04/15/2028	103,292	0.1
275,000	(5)	Dominion Energy, Inc., 3.071%, 08/15/2024	277,236	0.2
425,000		Duke Energy Corp., 3.150%, 08/15/2027	431,298	0.2
150,000		MidAmerican Energy Co., 3.650%, 04/15/2029	162,093	0.1
225,000		NiSource, Inc., 3.650%, 06/15/2023	233,152	0.1
275,000	(1)	NRG Energy, Inc., 3.750%, 06/15/2024	282,639	0.2
50,000		NRG Energy, Inc., 5.750%, 01/15/2028	53,813	0.0
400,000		Sempra Energy, 3.097%, (US0003M + 0.500%), 01/15/2021	398,796	0.2
300,000		Southern California Edison Co., 3.700%, 08/01/2025	310,271	0.2
175,000		Southern California Edison Co., 4.200%, 03/01/2029	186,404	0.1
380,000		Southern Co/The, 3.250%, 07/01/2026	386,087	0.2
450,000	(1)	Vistra Operations Co. LLC, 3.550%, 07/15/2024	452,938	0.2
			3,460,775	1.9

		Total Corporate Bonds/Notes (Cost $66,645,364)	69,022,399	38.2
Principal Amount†			Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.5%
208,330		CHL Mortgage Pass-Through Trust 2005-25 A12, 5.500%, 11/25/2035	$185,624	0.1
244,905	(6)	Fannie Mae REMIC Trust 2011-124 SC, 4.146%, (-1.000*US0001M + 6.550%), 12/25/2041	43,794	0.0
727,157	(6)	Freddie Mac 4583 ST, 3.606%, (-1.000*US0001M + 6.000%), 05/15/2046	127,792	0.1
428,766	(6)	Freddie Mac REMIC Trust 4320 SD, 3.706%, (-1.000*US0001M + 6.100%), 07/15/2039	70,615	0.1
261,858	(6)	Freddie Mac Strips Series 304 C45, 3.000%, 12/15/2027	18,919	0.0
953,355	(6)	Ginnie Mae 2015-111 IM, 4.000%, 08/20/2045	127,226	0.1
406,644	(6)	Ginnie Mae 2015-119 SN, 3.867%, (-1.000*US0001M + 6.250%), 08/20/2045	65,260	0.0
376,047	(6)	Ginnie Mae 2016-138 GI, 4.000%, 10/20/2046	55,203	0.0
293,706	(6)	Ginnie Mae Series 2010-20 SE, 3.867%, (-1.000*US0001M + 6.250%), 02/20/2040	52,847	0.0
64,137	(6)	Ginnie Mae Series 2013-134 DS, 3.717%, (-1.000*US0001M + 6.100%), 09/20/2043	11,273	0.0
186,372	(6)	Ginnie Mae Series 2013-152 SG, 3.767%, (-1.000*US0001M + 6.150%), 06/20/2043	32,458	0.0
425,346	(6)	Ginnie Mae Series 2013-181 SA, 3.717%, (-1.000*US0001M + 6.100%), 11/20/2043	76,378	0.1
414,343	(6)	Ginnie Mae Series 2013-183 NI, 4.500%, 10/20/2042	33,712	0.0
607,580	(6)	Ginnie Mae Series 2014-132 SL, 3.717%, (-1.000*US0001M + 6.100%), 10/20/2043	79,285	0.1
307,082	(6)	Ginnie Mae Series 2014-133 BS, 3.217%, (-1.000*US0001M + 5.600%), 09/20/2044	46,976	0.0
644,494	(6)	Ginnie Mae Series 2015-110 MS, 3.327%, (-1.000*US0001M + 5.710%), 08/20/2045	92,167	0.1
193,359	(6)	Ginnie Mae Series 2015-159 HS, 3.817%, (-1.000*US0001M + 6.200%), 11/20/2045	30,281	0.0
842,616	(6)	Ginnie Mae Series 2015-95 GI, 4.500%, 07/16/2045	163,325	0.1
411,892	(6)	Ginnie Mae Series 2016-27 IA, 4.000%, 06/20/2045	45,737	0.0

See Accompanying Notes to Financial Statements

11

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets

COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	456,443	(6)	Ginnie Mae Series 2016-4 SM, 3.267%, (-1.000*US0001M + 5.650%), 01/20/2046	$69,049	0.0
GBP	302,458		Harben Finance 2017-1X A Plc, 1.604%, (BP0003M + 0.800%), 08/20/2056	384,634	0.2
GBP	424,760		London Wall Mortgage Capital PLC 2017-FL1 A, 1.656%, (BP0003M + 0.850%), 11/15/2049	540,432	0.3
EUR	370,607	(1)	Magnolia Finance XI DAC, 2.750%, (EUR003M + 2.750%), 04/20/2020	421,969	0.2
GBP	125,003		Ripon Mortgages PLC 1X A1, 1.604%, (BP0003M + 0.800%), 08/20/2056	158,732	0.1
GBP	1,078,148		Ripon Mortgages PLC 1X A2, 1.604%, (BP0003M + 0.800%), 08/20/2056	1,369,063	0.8
	250,000	(1),(7)	Station Place Securitization Trust 2015-2 AR, 2.951%, (US0001M + 0.550%), 05/15/2021	250,000	0.1
	14,583		WaMu Mortgage Pass-Through Certificates Series 2006-AR9 1A, 3.504%, (12MTA + 1.000%), 08/25/2046	13,664	0.0

			Total Collateralized Mortgage Obligations (Cost $4,797,354)	4,566,415	2.5

MUNICIPAL BONDS: 2.0%
			California: 0.6%
	350,000		Bay Area Toll Authority, 7.043%, 04/01/2050	565,792	0.3
	400,000		East Bay Municipal Utility District Water System Revenue, 5.874%, 06/01/2040	545,420	0.3
				1,111,212	0.6

			Illinois: 1.2%
	924,000		City of Chicago IL, 7.750%, 01/01/2042	1,190,685	0.7
	735,000		State of Illinois, 5.100%, 06/01/2033	774,631	0.4
	55,000		State of Illinois, 6.630%, 02/01/2035	63,485	0.0
	120,000		State of Illinois, 7.350%, 07/01/2035	141,607	0.1
				2,170,408	1.2

			Minnesota: 0.1%
	104,922		Northstar Education Finance, Inc., 1.414%, (US0003M + 0.100%), 04/28/2030	104,491	0.1
Principal Amount†				Value	Percentage of Net Assets

MUNICIPAL BONDS: (continued)
			Puerto Rico: 0.1%
	19,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.500%, 07/01/2034	$19,652	0.0
	10,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.550%, 07/01/2040	10,025	0.0
	71,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.750%, 07/01/2053	69,194	0.0
	179,000		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.000%, 07/01/2058	179,447	0.1
				278,318	0.1

			Total Municipal Bonds (Cost $3,383,597)	3,664,429	2.0

COMMERCIAL MORTGAGE-BACKED SECURITIES: 0.6%
	799,526	(1)	Exantas Capital Corp. 2018-RSO6 A Ltd., 3.224%, (US0001M + 0.830%), 06/15/2035	800,527	0.5
	202,947	(1)	TPG Real Estate Finance 2018-FL-1 A Issuer Ltd., 3.144%, (US0001M + 0.750%), 02/15/2035	203,012	0.1

			Total Commercial Mortgage-Backed Securities (Cost $1,002,473)	1,003,539	0.6

SOVEREIGN BONDS: 1.1%
	110,000	(2)	Argentina Government International Bond, 3.750%, 12/31/2038	64,626	0.0
EUR	160,000		Argentine Republic Government International Bond, 3.375%, 01/15/2023	142,310	0.1
EUR	10,000	(2)	Argentine Republic Government International Bond, 3.380%, 12/31/2038	6,500	0.0
EUR	190,000		Argentine Republic Government International Bond, 5.250%, 01/15/2028	157,811	0.1
	200,000		Colombia Government International Bond, 5.200%, 05/15/2049	227,152	0.1
	220,000	(1)	Dominican Republic International Bond, 6.400%, 06/05/2049	230,727	0.1
MXN	2,257,000		Mexican Bonos, 6.500%, 06/09/2022	114,671	0.1
	400,000		Nigeria Government International Bond, 6.500%, 11/28/2027	401,493	0.2
ZAR	990,000		Republic of South Africa Government Bond, 6.250%, 03/31/2036	51,810	0.0

See Accompanying Notes to Financial Statements

12

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets

SOVEREIGN BONDS: (continued)
ZAR	300,000		Republic of South Africa Government Bond, 6.500%, 02/28/2041	$15,245	0.0
ZAR	1,490,000		Republic of South Africa Government Bond, 7.000%, 02/28/2031	90,653	0.1
ZAR	560,000		Republic of South Africa Government Bond, 8.000%, 01/31/2030	37,579	0.0
ZAR	2,647,000		Republic of South Africa Government Bond, 8.250%, 03/31/2032	175,291	0.1
ZAR	590,000		Republic of South Africa Government Bond, 8.750%, 01/31/2044	38,204	0.0
ZAR	530,000		Republic of South Africa Government Bond, 8.875%, 02/28/2035	35,933	0.0
ZAR	60,000		Republic of South Africa Government Bond, 9.000%, 01/31/2040	4,018	0.0
	280,000		Turkey Government International Bond, 5.125%, 02/17/2028	250,731	0.2

			Total Sovereign Bonds (Cost $2,187,718)	2,044,754	1.1

ASSET-BACKED SECURITIES: 13.1%
			Other Asset-Backed Securities: 6.9%
	1,000,000	(1)	Catamaran CLO 2013-1A AR Ltd., 3.432%, (US0003M + 0.850%), 01/27/2028	995,565	0.6
	2,250,000	(1)	CBAM 2018-5A A Ltd., 3.608%, (US0003M + 1.020%), 04/17/2031	2,222,035	1.2
	1,300,000	(1)	Crown Point CLO III Ltd. 2015-3A A1AR, 3.507%, (US0003M + 0.910%), 12/31/2027	1,299,879	0.7
	800,000	(1)	KREF 2018-FL1 A Ltd., 3.494%, (US0001M + 1.100%), 06/15/2036	800,850	0.5
	1,050,000	(1)	OCP CLO 2015-9A A1R Ltd., 3.397%, (US0003M + 0.800%), 07/15/2027	1,049,805	0.6
	600,000	(1)	Orec 2018-CRE1 A Ltd., 3.574%, (US0001M + 1.180%), 06/15/2036	600,408	0.3
	251,685	(1)	Ready Capital Mortgage Financing 2018-FL2 A LLC, 3.280%, (US0001M + 0.850%), 06/25/2035	250,927	0.1
	2,150,000	(1)	Saranac CLO Ltd 2014-2A A1AR, 3.750%, (US0003M + 1.230%), 11/20/2029	2,148,385	1.2
	1,000,000		Soundview Home Loan Trust 2005-2 M6, 3.484%, (US0001M + 1.080%), 07/25/2035	1,018,486	0.6
Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
975,000	(1)	TPG Real Estate Finance 2018-FL2 A Issuer Ltd., 3.524%, (US0001M + 1.130%), 11/15/2037	$977,437	0.5
1,110,000	(1)	Tryon Park CLO Ltd. 2013-1A A1SR, 3.487%, (US0003M + 0.890%), 04/15/2029	1,104,988	0.6
			12,468,765	6.9

		Student Loan Asset-Backed Securities: 6.2%
947,758	(1)	Academic Loan Funding Trust 2012-1A A2, 3.504%, (US0001M + 1.100%), 12/27/2044	960,279	0.5
122,479	(1)	Bank of America Student Loan Trust 2010-1A A, 3.380%, (US0003M + 0.800%), 02/25/2043	123,124	0.1
640,458	(1)	ECMC Group Student Loan Trust 2016-1, 3.754%, (US0001M + 1.350%), 07/26/2066	646,444	0.3
1,100,000	(1)	EFS Volunteer No 2 LLC 2012-1 A2, 3.754%, (US0001M + 1.350%), 03/25/2036	1,107,506	0.6
617,284	(1)	EFS Volunteer No 3 LLC 2012-1 A3, 3.430%, (US0001M + 1.000%), 04/25/2033	616,520	0.3
1,368,228	(1)	Navient Student Loan Trust 2016-5A A, 3.654%, (US0001M + 1.250%), 06/25/2065	1,385,237	0.8
1,100,000	(1)	Nelnet Student Loan Trust 2006-2 A7, 3.160%, (US0003M + 0.580%), 01/26/2037	1,066,487	0.6
668,796	(1)	Pennsylvania Higher Education Association Student Loan Trust 2016-1, 3.554%, (US0001M + 1.150%), 09/25/2065	675,131	0.4
226,284	(1)	Scholar Funding Trust 2010-A A, 3.332%, (US0003M + 0.750%), 10/28/2041	222,236	0.1
520,074	(1)	SLM Student Loan Trust 2003-1 A5A, 2.520%, (US0003M + 0.110%), 12/15/2032	489,884	0.3
672,786	(1)	SLM Student Loan Trust 2003-7A A5A, 3.610%, (US0003M + 1.200%), 12/15/2033	672,404	0.4
430,204		SLM Student Loan Trust 2005-4 A3, 2.700%, (US0003M + 0.120%), 01/25/2027	427,676	0.2
195,607		SLM Student Loan Trust 2007-1 A5, 2.670%, (US0003M + 0.090%), 01/26/2026	195,016	0.1

See Accompanying Notes to Financial Statements

13

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities: (continued)
700,527		SLM Student Loan Trust 2007-2 A4, 2.640%, (US0003M + 0.060%), 07/25/2022	$684,512	0.4
337,177		SLM Student Loan Trust 2007-7 A4, 2.910%, (US0003M + 0.330%), 01/25/2022	330,932	0.2
122,872		SLM Student Loan Trust 2008-2 A3, 3.330%, (US0003M + 0.750%), 04/25/2023	122,274	0.1
338,260		SLM Student Loan Trust 2008-4 A4, 4.230%, (US0003M + 1.650%), 07/25/2022	342,280	0.2
533,141		SLM Student Loan Trust 2008-5 A4, 4.280%, (US0003M + 1.700%), 07/25/2023	539,899	0.3
480,248		SLM Student Loan Trust 2008-6 A4, 3.680%, (US0003M + 1.100%), 07/25/2023	480,649	0.2
190,093		SLM Student Loan Trust 2008-8 A4, 4.080%, (US0003M + 1.500%), 04/25/2023	192,034	0.1
			11,280,524	6.2

		Total Asset-Backed Securities (Cost $23,653,317)	23,749,289	13.1

U.S. TREASURY OBLIGATIONS: 1.1%
		Treasury Inflation Indexed Protected Securities: 1.1%
1,822,310		0.750%, 07/15/2028	1,899,651	1.1

		Total U.S. Treasury Obligations (Cost $1,779,384)	1,899,651	1.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 36.7%
		Federal Home Loan Mortgage Corporation: 1.2%(8)
72,125		4.000%, 02/01/2041	76,119	0.1
39,711		4.000%, 02/01/2041	41,913	0.0
1,887,765		4.500%, 08/01/2048	2,031,128	1.1
			2,149,160	1.2

		Government National Mortgage Association: 27.4%
10,000,000	(9)	3.500%, 07/01/2048	10,327,344	5.7
0		4.000%, 10/20/2043	0	—
331,091		4.000%, 07/20/2045	348,381	0.2
0		4.000%, 08/20/2045	0	—
10,416		4.000%, 10/20/2045	10,946	0.0
16,000,000	(9)	4.500%, 07/01/2044	16,679,687	9.2
806,712		4.500%, 02/20/2048	848,055	0.5
826,842		4.500%, 04/20/2048	866,077	0.5
1,998,258		4.500%, 05/20/2048	2,084,233	1.2
0		4.500%, 06/20/2048	0	—
0		4.500%, 07/20/2048	0	—
1,798,694		4.500%, 08/20/2048	1,879,881	1.0
10,733,355		4.500%, 09/20/2048	11,220,950	6.2
0		4.500%, 10/20/2048	0	—
0		4.500%, 12/20/2048	0	—
0		4.500%, 01/20/2049	0	—
Principal Amount†			Value	Percentage of Net Assets

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
0		5.000%, 08/20/2048	$0	—
127,617		5.000%, 11/20/2048	133,521	0.1
3,792,299		5.000%, 01/20/2049	3,967,754	2.2
985,531		5.000%, 02/20/2049	1,034,808	0.6
			49,401,637	27.4

		Uniform Mortgage-Backed Security: 8.1%
119,779		4.000%, 03/01/2046	125,310	0.1
102,731		4.000%, 03/01/2046	107,474	0.1
155,364		4.000%, 06/01/2046	162,538	0.1
37,766		4.000%, 08/01/2046	39,510	0.0
43,455		4.000%, 10/01/2046	45,461	0.0
207,281		4.000%, 10/01/2046	216,853	0.1
561,043		4.000%, 01/01/2048	593,808	0.3
791,402		4.000%, 02/01/2048	833,440	0.5
353,146		4.000%, 02/01/2048	373,630	0.2
1,047,629		4.000%, 03/01/2048	1,103,278	0.6
936,300		4.000%, 06/01/2048	990,612	0.6
933,310		4.000%, 06/01/2048	988,024	0.5
0		4.000%, 07/01/2048	0	—
1,000,000	(9)	4.000%, 07/25/2049	1,033,379	0.6
564,950		4.500%, 04/01/2045	613,595	0.3
62,913		4.500%, 05/01/2045	68,331	0.0
165,900		4.500%, 02/01/2046	176,302	0.1
344,703		4.500%, 07/01/2047	366,331	0.2
387,329		4.500%, 07/01/2047	411,632	0.2
166,161		4.500%, 11/01/2047	176,587	0.1
6,000,000	(9)	4.500%, 07/25/2049	6,270,117	3.5
			14,696,212	8.1

		Total U.S. Government Agency Obligations (Cost $65,783,343)	66,247,009	36.7

		Total Long-Term Investments (Cost $169,232,550)	172,197,485	95.3

SHORT-TERM INVESTMENTS: 20.5%
		Commercial Paper: 5.2%
2,500,000		Essilorluxotti, 0.000%, 10/24/2019	2,480,743	1.4
2,000,000		International, 0.000%, 10/15/2019	1,985,769	1.1
2,000,000		Mitsubish, 0.000%, 08/02/2019	1,995,392	1.1
1,000,000		Natixis Disc C, 0.000%, 07/24/2019	998,293	0.5
750,000		VW Credit, Inc., 0.000%, 12/06/2019	741,172	0.4
1,300,000		VW Credit, Inc., 0.000%, 03/30/2020	1,272,661	0.7
			9,474,030	5.2

		U.S. Treasury Bills: 9.6%
10,000,000	(10)	United States Treasury Bill, 2.080%, 08/20/2019	9,971,163	5.5
7,500,000	(10)	United States Treasury Bill, 2.350%, 11/14/2019	7,442,122	4.1
			17,413,285	9.6

See Accompanying Notes to Financial Statements

14

VY® Goldman Sachs Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2019 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Mutual Funds: 5.7%
10,235,514	(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 2.290% (Cost $10,235,514)	$10,235,514	5.7

		Total Short-Term Investments (Cost $37,111,159)	37,122,829	20.5

		Total Investments in Securities (Cost $206,343,708)	$209,320,314	115.8
		Liabilities in Excess of Other Assets	(28,618,416)	(15.8)
		Net Assets	$180,701,898	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2019.
(3)	Defaulted security
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2019, the Portfolio held restricted securities with a fair value of $256,800 or 0.1% of net assets. Please refer to the table below for additional details.
(5)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2019.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(9)	Settlement is on a when-issued or delayed-delivery basis.
(10)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2019.
(11)	Rate shown is the 7-day yield as of June 30, 2019.
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso
ZAR	South African Rand

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
BP0003M	3-month GBP-LIBOR
EUR003M	3-month EURIBOR
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

15

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Insurance Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 9, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 9, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 9, 2019